Prospectus

May 1, 2016

Class A, Class B, Class C and Advisor Class

Tickers
Fund	Class A	Class B	Class C	Advisor Class
Salient Adaptive Balanced Fund	AOGAX	N/A	AGGGX	N/A
Salient Adaptive Income Fund	AILAX	N/A	AIACX	N/A
Salient Commodity Long/Short Strategy Fund	N/A	N/A	FFCCX	FCMSX
Salient EM Corporate Debt Fund	N/A	N/A	FFXCX	FFXMX
Salient EM Dividend Signal Fund	N/A	N/A	—	FEMMX
Salient EM Infrastructure Fund	KGIAX	KGIBX	KGICX	FGIMX
Salient Frontier Strategy Fund	N/A	N/A	N/A	FROMX
Salient High Yield Fund	N/A	N/A	AHYIX	N/A
Salient International Dividend Signal Fund	FFDAX	N/A	FINCX	FIDMX
Salient International Real Estate Fund	KIRAX	N/A	KIRCX	FINMX
Salient International Small Cap Fund	N/A	N/A	—	FNSMX
Salient Real Estate Fund	KREAX	N/A	KRECX	N/A
Salient Select Income Fund	KIFAX	KIFBX	KIFCX	FSIMX
Salient Select Opportunity Fund	FSONX	N/A	FSOCX	FSOMX
Salient Tactical Growth Fund	FTAGX	N/A	FTGOX	FTGMX
Salient Tactical Muni Strategy Fund	FLSLX	N/A	FLSFX	FLSMX
Salient Tactical Real Estate Fund	KSRAX	KSRBX	KSRCX	FRLSX
Salient US Dividend Signal Fund	FDYAX	N/A	FDYCX	FDYMX

The Securities and Exchange Commission and Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

The Funds also offer Institutional Class, Investor Class, and Class Z shares by separate prospectuses, which are available upon request.

Salient Adaptive Balanced Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses(1)	0.38%	0.63%
Acquired Fund Fees and Expenses	1.12%	1.12%
Total Annual Fund Operating Expenses	1.95%	2.60%
Fee Waiver and/or Expense Reimbursement(2)	–0.16%	–0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%	2.44%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2017. The Fund’s investment advisor is also contractually obligated to reimburse other expenses until April 30, 2017, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.67% and 1.32%, respectively. These expense limitation arrangements may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$746	$347
3 Years	$1,137	$793
5 Years	$1,552	$1,365
10 Years	$2,704	$2,918

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$746	$247
3 Years	$1,137	$793
5 Years	$1,552	$1,365
10 Years	$2,704	$2,918

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a risk-targeted portfolio that invests primarily in other Salient Funds (the “Underlying Funds”) in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. Risk-targeted means a portfolio management process by which the Adviser seeks to maintain a consistent, chosen level of risk as measured by the annualized standard deviation of returns. The portfolio targets a constant volatility level that is similar to the long-term volatility of the Adaptive Balanced Blended Index, which consists of 60% MSCI World Index and 40% of the Barclays Global Aggregate Bond Index, while simultaneously seeking to provide a balance of growth and income with a moderate correlation to overall equity and bond markets. The Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), uses a dynamic quantitative model to measure and allocate based on current and expected market conditions which include but are not limited to correlation, volatility, and price momentum. The strategies and asset classes in which the Fund may invest are generally limited to the strategies and asset classes of the Underlying Funds.

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Salient Adaptive Balanced Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

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Salient Adaptive Balanced Fund

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment Risk: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects

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Salient Adaptive Balanced Fund

of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk: Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross- section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging

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Salient Adaptive Balanced Fund

market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Law Change Risk: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the

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Salient Adaptive Balanced Fund

Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Growth Allocation Blended Index (60% MSCI World Index/40% Barclays Global Aggregate Bond Index) replaced the Growth Allocation Blended Index (20% Barclays Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index) on January 4, 2016. Salient Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies.

Effective May 1, 2016, the Growth Allocation Blended Index is renamed the Adaptive Balanced Blended Index.

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2009	15.46%
Worst Quarter – December 31, 2008	–18.27%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient Adaptive Balanced Fund – Class C (Inception: 12/30/02)
Return Before Taxes	–9.26%	0.73%	0.58%	3.71%
Return After Taxes on Distributions	–9.82%	-0.26%	–0.26%	3.01%
Return After Taxes on Distributions and Sale of Fund Shares	–4.99%	0.39%	0.28%	2.81%
MSCI World Index	–0.32%	8.19%	5.56%	8.60%
Adaptive Balanced Blended Index (60% MSCI World Index/40% Barclays Global Aggregate Bond Index)	–1.24%	5.39%	5.12%	7.06%
Barclays Global Aggregate Bond Index	–3.15%	0.90%	3.74%	4.15%
MSCI ACWI GDP Weighted Index	–5.13%	3.36%	4.53%	9.23%
Adaptive Balanced Blended Index (20% Barclays Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	–4.74%	3.08%	4.63%	8.52%
Barclays Global Aggregate GDP Weighted Index	–3.90%	1.37%	3.93%	4.70%
Salient Adaptive Balanced Fund – Class A (Inception: 9/29/03)
Return Before Taxes	–13.02%	0.17%	0.63%	2.92%
MSCI World Index	–0.32%	8.19%	5.56%	7.66%
Adaptive Balanced Blended Index (60% MSCI World Index/40% Barclays Global Aggregate Bond Index)	–1.24%	5.39%	5.12%	6.35%
Barclays Global Aggregate Bond Index	–3.15%	0.90%	3.74%	3.78%
MSCI ACWI GDP Weighted Index	–5.13%	3.36%	4.53%	7.87%
Adaptive Balanced Blended Index (20% Barclays Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	–4.74%	3.08%	4.63%	7.37%
Barclays Global Aggregate GDP Weighted Index	–3.90%	1.37%	3.93%	4.36%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

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Salient Adaptive Balanced Fund

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Nathan J. Rowader, Senior Portfolio Manager. Mr. Rowader leads the Fund’s investment team and has managed the Fund since February 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Adaptive Income Fund

Investment Objective

The Fund seeks high current income and some stability of principal.

Fees And Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses(1)	0.60%	0.85%
Acquired Fund Fees and Expenses	1.20%	1.20%
Total Annual Fund Operating Expenses	2.15%	2.90%
Fee Waiver and/or Expense Reimbursement(2)	–0.31%	–0.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%	2.59%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.64% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$555	$362
3 Years	$994	$868
5 Years	$1,458	$1,500
10 Years	$2,738	$3,197

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$555	$262
3 Years	$994	$868
5 Years	$1,458	$1,500
10 Years	$2,738	$3,197

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 212% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a risk-targeted portfolio that invests primarily in other Salient Funds (the “Underlying Funds”) in order to gain exposure to a range of income-producing global equity markets, global interest rate markets, and global credit markets. The portfolio targets a constant volatility level that is similar to the long-term volatility of the Adaptive Income Blended Index, which consists of 85% Barclays Global Aggregate Bond Index and 15% of the MSCI ACWI, while simultaneously seeking to maximize yield. The Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), uses a dynamic quantitative model to measure and allocate based on current and expected market conditions which includes but is not limited to correlation, volatility and asset class yield. The strategies and asset classes in which the Fund may invest are generally limited to the strategies and asset classes of the Underlying Funds.

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Salient Adaptive Income Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose

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Salient Adaptive Income Fund

money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment Risk: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time

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Salient Adaptive Income Fund

experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk: Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of

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Salient Adaptive Income Fund

diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Law Change Risk: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Effective May 1, 2016, the Income Builder Blended Index is renamed the Adaptive Income Blended Index.

12

Salient Adaptive Income Fund

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2009	6.54%
Worst Quarter – September 30, 2015	–7.70%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient Adaptive Income Fund – Class C (Inception: 12/30/02)
Return Before Taxes	–9.07%	2.84%	3.07%	2.87%
Return After Taxes on Distributions	–10.36%	1.02%	1.44%	1.40%
Return After Taxes on Distributions and Sale of Fund Shares	–4.98%	1.59%	1.80%	1.70%
Barclays Global Aggregate Bond Index	–3.15%	0.90%	3.74%	4.15%
Adaptive Income Blended Index (85% Barclays Global Aggregate Bond Index/15% MSCI ACWI)	–2.85%	1.83%	4.13%	4.95%
MSCI ACWI	–1.84%	6.66%	5.31%	8.60%
Salient Adaptive Income Fund – Class A (Inception: 9/29/03)
Return Before Taxes	–10.99%	2.82%	3.45%	3.26%
Barclays Global Aggregate Bond Index	–3.15%	0.90%	3.74%	3.78%
Adaptive Income Blended Index (85% Barclays Global Aggregate Bond Index/15% MSCI ACWI)	–2.85%	1.83%	4.13%	4.49%
MSCI ACWI	–1.84%	6.66%	5.31%	7.62%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Nathan J. Rowader, Senior Portfolio Manager. Mr. Rowader leads the Fund’s investment team and has managed the Fund since February 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

Salient Commodity Long/Short Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee(1)	0.95%	0.95%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses of the Fund(2)	0.98%	0.83%
Other Expenses of the Subsidiary(3)	0.23%	0.23%
Total Other Expenses	1.21%	1.06%
Total Annual Fund Operating Expenses	2.91%	2.01%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The Subsidiary (as defined below) has entered into a separate advisory agreement with Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the Subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the Subsidiary is in place.

(2)	Other Expenses of the Fund are based on estimated amounts for the current fiscal year.

(3)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary, including administrative, audit, custody and legal expenses.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$394	$204
3 Years	$900	$630
5 Years	$1,532	$1,082
10 Years	$3,228	$2,334

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$294	$204
3 Years	$900	$630
5 Years	$1,532	$1,082
10 Years	$3,228	$2,334

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an investment approach that makes both long and short investments in the commodity markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund’s investment approach is also used to gain exposure to momentum, which is defined as the continuation of recent price trends across a variety of global markets and asset classes and entails the Fund establishing long positions in securities that have had positive recent returns and short positions in securities that have had negative recent returns. To identify investments for the Fund, the Advisor constructs proprietary, systematic trend-following strategies that will generally trade in more than 20 commodity futures and employ three measures of momentum. The Advisor then determines the global commodity markets appropriate for each trend-following strategy. In certain circumstances, the Advisor may limit or cap a trend-following strategy’s exposure to certain markets and instruments to reflect the limited liquidity of those markets and instruments. The Fund may also invest in exchange-traded funds (“ETFs”).

14

Salient Commodity Long/Short Strategy Fund

Portfolios are then created in which the Advisor attempts to balance the risk contribution of each trend-following strategy and the commodity markets within each strategy, for which the Advisor targets a 10% annualized daily standard deviation of returns. The risk calculation is derived from each trend-following strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The Fund’s portfolio is rebalanced dynamically according to this framework.

The Fund does not invest directly in physical commodities, but gains synthetic exposure to commodity positions primarily through investments in commodity-linked derivative instruments, including futures contracts, forward contracts and swap agreements, and through investments in the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Salient Management, the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked derivative instruments. The Fund may invest in both U.S. and non- U.S. securities as well as companies located in emerging market countries.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of futures contracts, forward contracts and swap agreements. The Fund may engage in these transactions to obtain both long and short investment exposures. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets or the Fund’s portfolio in the aggregate to reflect the Fund’s target on risk.

The Fund will also hold a large portion of its assets either directly or indirectly in cash, money market instruments, or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivative positions, and some of which may be actively managed to potentially enhance returns.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when

15

Salient Commodity Long/Short Strategy Fund

interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.
•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the

Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

16

Salient Commodity Long/Short Strategy Fund

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross- section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

Subsidiary Risk: By investing in the subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the subsidiary, and the Fund and the subsidiary are both managed by the Advisor, making it unlikely that the subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the subsidiary, and the Fund’s role as sole shareholder of the subsidiary. To the extent applicable to the investment activities of the subsidiary, the subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Tax Law Change Risk: Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Subsidiary should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if

17

Salient Commodity Long/Short Strategy Fund

legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Fund from the Subsidiary, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Please also see “Federal Taxes” in the Fund’s prospectus for a detailed discussion of additional U.S. federal tax risks relating to the Fund.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On November 3, 2015, the Advisor incorporated new principal investment strategies for the Fund as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 3, 2015 represent performance under the previous investment strategies for the Fund.

Effective November 3, 2015, the S&P GSCI Commodity Index replaced the Credit Suisse MOVERS Index as the Fund’s benchmark index. Salient Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the S&P GSCI Commodity Index will be shown.

Calendar Year Total Returns—Class C

Best Quarter – June 30, 2013	11.36%
Worst Quarter – December 31, 2012	–10.21%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	Since Inception
Salient Commodity Long/Short Strategy Fund – Class C (Inception: 5/4/11)
Return Before Taxes	–13.04%	–8.10%
Return After Taxes on Distributions	–13.04%	–8.51%
Return After Taxes on Distributions and Sale of Fund Shares	–7.38%	–6.06%
S&P GSCI Commodity Index	–32.86%	–18.25%
Credit Suisse MOVERS Index	–6.40%	–5.97%
Salient Commodity Long/Short Strategy Fund – Advisor Class (Inception: 12/7/11)
Return Before Taxes	–11.36%	–6.82%
S&P GSCI Commodity Index	–32.86%	–18.38%
Credit Suisse MOVERS Index	–6.40%	–5.93%

18

Salient Commodity Long/Short Strategy Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: Roberto M. Croce, Ph.D., Director of Quantitative Research, Salient, Lee G. Partridge, Chief Investment Officer, and Nathan J. Rowader, Senior Portfolio Manager. Dr. Croce leads the Fund’s and the Subsidiary’s investment team. Mr. Rowader has managed the Fund since its inception in December 2010. Dr. Croce and Mr. Partridge have managed the Fund since November 2015.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Salient EM Corporate Debt Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses	0.58%	0.43%
Dividend and Interest Expense on Short Sales(1)	0.15%	0.15%
Interest Expense on Borrowings(1)	0.16%	0.16%
Total Other Expenses(2)	0.89%	0.74%
Total Annual Fund Operating Expenses	2.34%	1.44%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(2)	Under the terms of a prior expense limitation agreement, certain classes of the Fund have outstanding balances for fees waived by the Advisor during the term of the agreement which may be recouped by the Advisor within three years after the waiver of the expense. As the current expense ratio of the Fund is higher than the expense limit under the former expense limitation agreement the Advisor is currently unable to recoup such expenses but may be able to do so should the expense ratio of the Fund decrease during future periods.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$337	$147
3 Years	$730	$455
5 Years	$1,250	$786
10 Years	$2,672	$1,722

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$237	$147
3 Years	$730	$455
5 Years	$1,250	$786
10 Years	$2,672	$1,722

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies located in emerging market countries. Such fixed income investments may be represented by derivative instruments. The Fund seeks to capitalize on inefficiencies in the emerging market corporate bond market.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) employs a multi-step process to identify investments for the Fund. Investment ideas originate from the portfolio managers’ ongoing coverage of primary and secondary corporate debt markets as well as from extensive industry contacts. The Advisor employs a thematic approach to portfolio construction through the analysis of political, demographic and macroeconomic risks. The Advisor uses country and global macroeconomic themes to identify industries and countries that are expected to outperform. The Advisor then selects individual securities within these industries and countries. Following the identification of a potential investment, the Advisor conducts an in-depth fundamental investment analysis. The Advisor’s fundamental analysis will generally be tailored to the perceived risk profile of the potential investment, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition, and funding prospects. The

20

Salient EM Corporate Debt Fund

Advisor also analyzes the technical factors (including the types of other investors who own the security and events that may cause other investors to sell the security). The Advisor adjusts its weighting of a particular security’s fundamental and technical factors based on the Advisor’s view of the security’s risks. The Advisor believes that during certain market conditions, technical factors may have a greater influence on the price of emerging market securities than fundamental factors.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps. The Fund may engage in these transactions to obtain both long and short investment exposures. The Fund may also sell securities short in an amount up to 20% of the Fund’s net asset value at the time of investment. The Fund may borrow money in an amount up to one-third of its assets for investment or other purposes.

The Fund’s investments may include, but are not limited to, the following: public and private investment grade, non-investment grade and unrated debt securities (including securities commonly referred to as “junk bonds”); loans; limited partnership units; equities; options; convertible or perpetual debt; credit default swaps of corporate issuers or indices; futures contracts; and exchange-traded funds (“ETFs”) that provide exposure to fixed income securities of issuers in emerging market countries. The Fund may invest without limitation in derivatives to seek to achieve investment returns consistent with the Fund’s investment objective and for hedging purposes. The Fund may also invest up to 20% of its net assets, as measured at the time of investment, in the sovereign debt of emerging market countries. The Fund may enter into forward foreign currency exchange contracts and other instruments linked to foreign currency exchange rates. The Fund may also engage in transactions that seek to hedge interest rate risk.

The Fund normally invests its assets among at least ten emerging market countries throughout the world. The Fund normally limits its investment in any one emerging market country to no more than 35% of the Fund’s net assets at time of purchase, and the Fund normally limits its investment in any one issuer to no more than 5% of the Fund’s net assets at the time of purchase. Although the Fund primarily invests its assets in securities that have been rated by at least one major international credit rating agency, the Fund may invest without limitation in unrated securities, including defaulted loans and bonds (including bonds commonly referred to as “junk bonds”). The Fund will normally maintain its portfolio duration within a range of plus or minus four years of the Fund’s benchmark, the Credit Suisse Emerging Market Corporate Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2016, the Benchmark’s duration was 4.72.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest

21

Salient EM Corporate Debt Fund

payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.
•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

22

Salient EM Corporate Debt Fund

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

23

Salient EM Corporate Debt Fund

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On June 9, 2015, Salient Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before June 9, 2015 represent performance of the prior sub-advisors to the Fund.

On January 4, 2016, the Advisor incorporated new principal investment strategies for the Fund as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to January 4, 2016 represent performance under the previous investment strategies for the Fund.

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2010	14.03%
Worst Quarter – September 30, 2011	–10.50%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient EM Corporate Debt Fund – Class C (Inception: 10/5/07)
Return Before Taxes	–8.02%	0.17%	2.53%
Return After Taxes on Distributions	–10.53%	–2.69%	0.34%
Return After Taxes on Distributions and Sale of Fund Shares	–4.48%	–0.91%	1.15%
Credit Suisse Emerging Market Corporate Bond Index	1.02%	4.41%	5.94%
Salient EM Corporate Debt Fund – Advisor Class (Inception: 5/1/14)
Return Before Taxes	–6.38%	N/A	–4.70%
Credit Suisse Emerging Market Corporate Bond Index	1.02%	N/A	0.77%

24

Salient EM Corporate Debt Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: David C. Hinman, CFA, Senior Portfolio Manager, and James P. Sivco, CFA, Senior Portfolio Manager. Mr. Hinman leads the Fund’s investment team and has managed the Fund since February 2011. Mr. Sivco has managed the Fund since January 4, 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient EM Dividend Signal Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	1.05%	1.05%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)	1.41%	1.26%
Total Annual Fund Operating Expenses	3.21%	2.31%
Fee Waiver and/or Expense Reimbursement(2)	–0.87%	–0.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	1.44%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.34% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$337	$147
3 Years	$908	$638
5 Years	$1,602	$1,155
10 Years	$3,448	$2,575

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$237	$147
3 Years	$908	$638
5 Years	$1,602	$1,155
10 Years	$3,448	$2,575

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies domiciled in emerging markets. The Fund normally invests in not fewer than eight emerging market countries. The Fund may invest in securities of any market capitalization, and typically invests a significant portion of its assets in small and medium capitalization stocks.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and

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Salient EM Dividend Signal Fund

valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

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Salient EM Dividend Signal Fund

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart

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Salient EM Dividend Signal Fund

shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On September 1, 2012, Salient Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Advisor Class

Best Quarter – March 31, 2012	12.17%
Worst Quarter – September 30, 2011	–25.93%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient EM Dividend Signal Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	–18.06%	–5.24%	–0.87%
Return After Taxes on Distributions	–18.34%	–7.13%	–2.98%
Return After Taxes on Distributions and Sale of Fund Shares	–9.88%	–3.21%	0.29%
MSCI Emerging Markets Index	–14.60%	–4.47%	0.06%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, and Brewington have managed the Fund since September 2012. Mr. Sagmeister has managed the Fund since October 2013. Messrs. Visse and Broughton have managed the Fund since May 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

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Salient EM Dividend Signal Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient EM Infrastructure Fund

Investment Objective

The Fund seeks total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class

Management Fee	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Other Expenses	0.77%	0.82%	0.82%	0.67%
Total Annual Fund Operating Expenses	1.92%	2.47%	2.47%	1.57%

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class

1 Year	$759	$750	$350	$160
3 Years	$1,143	$1,069	$769	$496
5 Years	$1,552	$1,515	$1,315	$855
10 Years	$2,686	$2,667	$2,802	$1,865

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C	Advisor Class

1 Year	$759	$250	$250	$160
3 Years	$1,143	$769	$769	$496
5 Years	$1,552	$1,315	$1,315	$855
10 Years	$2,686	$2,667	$2,802	$1,865

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets in emerging markets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as: transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including: mining; shipping; timber; steel; alternative energy; agriculture; and energy production and exploration. The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. The Fund considers a company to be in an emerging market if the company’s assets are exposed to the economic fortunes and risks of one or more emerging market countries, by, among other things, being (i) organized under the laws of an emerging markets country, (ii) traded principally in an emerging markets country, or (iii) deriving a material portion of their revenues or profits from activities in emerging markets countries.

The Fund focuses on investments in infrastructure networks that the Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), believes will generate stable revenue streams and positive cash flow. The Fund will also seek opportunities to participate in the growth in emerging markets infrastructure spending. Salient Management’s investment process utilizes fundamental and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential.

The Fund may invest in equity securities, debt securities and limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, real estate

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Salient EM Infrastructure Fund

securities, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, and options. The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity.

The Fund may write (sell) call options and purchase put options on individual stocks, industry group indices, or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•	Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.

Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves

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Salient EM Infrastructure Fund

risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment Risk: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends

33

Salient EM Infrastructure Fund

or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk: Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of

34

Salient EM Infrastructure Fund

the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Global Infrastructure Fund was reorganized as the Fund, a new portfolio of the Salient Funds. In connection with the reorganization, the Fund changed its investment advisor to Salient Management.

Effective May 1, 2016, the MSCI Emerging Markets Index replaces the S&P Global Infrastructure Index as the Fund’s benchmark index. Salient Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the MSCI Emerging Markets Index will be shown.

Calendar Year Total Returns—Class A

Best Quarter – June 30, 2009	25.03%
Worst Quarter – September 30, 2008	–22.70%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient EM Infrastructure Fund – Class A (Inception: 6/29/07)
Return Before Taxes	–12.11%	0.95%	–0.90%
Return After Taxes on Distributions	–12.34%	0.81%	–1.10%
Return After Taxes on Distributions and Sale of Fund Shares	–6.34%	0.92%	–0.50%
MSCI Emerging Markets Index	–14.60%	–4.47%	–0.68%
S&P Global Infrastructure Index	–11.46%	5.09%	1.42%
Salient EM Infrastructure Fund – Class B (Inception: 6/29/07)
Return Before Taxes	–11.83%	1.14%	–0.88%
MSCI Emerging Markets Index	–14.60%	–4.47%	–0.68%
S&P Global Infrastructure Index	–11.46%	5.09%	1.42%
Salient EM Infrastructure Fund – Class C (Inception: 6/29/07)
Return Before Taxes	–8.15%	1.53%	–0.88%
MSCI Emerging Markets Index	–14.60%	–4.47%	–0.68%
S&P Global Infrastructure Index	–11.46%	5.09%	1.42%
Salient EM Infrastructure Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	–6.41%	2.50%	4.16%
MSCI Emerging Markets Index	–14.60%	–4.47%	0.06%
S&P Global Infrastructure Index	–11.46%	5.09%	5.95%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Visse leads the Fund’s investment team and has managed the Fund since its inception in June 2007. Messrs. Ruff, Coleman, Sagmeister, Broughton, and Brewington have managed the Fund since May 2016.

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Salient EM Infrastructure Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class B Shares: The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36

Salient Frontier Strategy Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Advisor Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class

Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and/or Expense Reimbursement(1)	–0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.99%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class

1 Year	$103
3 Years	$386
5 Years	$689
10 Years	$1,551

You would pay the following expenses if you did not redeem your shares:

Advisor Class

1 Year	$103
3 Years	$386
5 Years	$689
10 Years	$1,551

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund principally invests in investments that provide exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. The Fund’s advisor’s, Forward Management, LLC’s d/b/a Salient (“Salient Management” or the “Advisor”), strategy seeks to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”).

The Fund seeks exposure to frontier market countries primarily through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”); exchange-traded funds (“ETFs”); exchange-traded notes (“ETNs”); depositary receipts; and securities of companies in frontier market countries. The Fund will typically have significant exposure to companies with small market capitalizations. The Fund may invest in instruments that provide exposure to market indices in frontier market countries, specific industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and Structured Products and/or indirectly by investing in shares of other investment companies.

Due to restrictions on investing in certain frontier markets and the limited supply of frontier market investments, the Fund’s actual holdings may not approximate the country and industry allocations of the Benchmark. When making investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets.

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Salient Frontier Strategy Fund

Under normal conditions, the derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of investment-grade fixed income instruments, including U.S. corporate bonds, U.S. Government or agency securities, municipal debt, mortgage-backed and asset-backed securities (including collateralized loan obligations) and/or shares of fixed income ETFs. Salient Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2016, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.73.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

38

Salient Frontier Strategy Fund

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It

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Salient Frontier Strategy Fund

is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Calendar Year Total Returns—Advisor Class

Best Quarter – June 30, 2014	11.26%
Worst Quarter – December 31, 2014	–13.91%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	Since Inception
Salient Frontier Strategy Fund – Advisor Class (Inception: 5/2/11)
Return Before Taxes	–20.79%	–3.29%
Return After Taxes on Distributions	–21.86%	–5.03%
Return After Taxes on Distributions and Sale of Fund Shares	–11.46%	–2.54%
MSCI Frontier Markets Index	–14.07%	1.03%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Nathan J. Rowader, Senior Portfolio Manager. Mr. Rowader has managed the Fund since December 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

Salient High Yield Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C

Management Fee	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Dividend and Interest Expense on Short Sales(1)	0.40%
Interest Expense on Borrowings(1)	0.08%
Total Other Expenses	0.99%
Total Annual Fund Operating Expenses	2.24%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C

1 Year	$327
3 Years	$700
5 Years	$1,199
10 Years	$2,571

You would pay the following expenses if you did not redeem your shares:

Class C

1 Year	$227
3 Years	$700
5 Years	$1,199
10 Years	$2,571

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds (including bonds commonly referred to as “junk bonds”). Such investments may be represented by derivative instruments, in which the Fund may invest without limitation. The Fund will normally maintain its portfolio duration within a range of plus or minus 50% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2016, the Benchmark’s duration was 4.23.

The Fund may also invest in preferred and common stocks, loans, limited partnership units, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps. The Fund may also sell securities short in an amount up to 20% of the Fund’s net asset value at the time of investment. The Fund may also engage in transactions that seek to hedge interest rate risk. The Fund may invest up to 20% of its total assets, as measured at the time of investment, in securities denominated in foreign currencies and without limitation in U.S. dollar-denominated securities of foreign issuers, provided that any investments in securities and instruments that are economically tied to

41

Salient High Yield Fund

emerging market countries will be limited to 20% of the Fund’s total assets at the time of investment. The Fund may also invest without limitation in mortgage-related and other asset-backed securities including collateralized loan obligations.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. To select securities, the Advisor uses a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective. The investment process also includes top-down research and sector analysis that establishes an investment policy based upon the Advisor’s view of the business cycle, interest rate trends, yield curve analysis, and sector analysis.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s

42

Salient High Yield Fund

ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Loans Risk: Loans include senior floating rate loans and secured and unsecured subordinated loans, second lien loans and bridge loans. Loans are subject to risks discussed under Debt Securities, Interest Rate, Liquidity and Lower-Rated Debt Securities risks. Loans trade in an interdealer market, may have conditions necessary for and restrictions on their transfer, and other restrictions that may result in prolonged settlement or other illiquidity of such investments. Due to the lack of centralized information and trading, the valuation of loans may carry more risk than exchange-listed instruments. In addition, loans may not be considered securities for all regulatory purposes and such investments may not have the protections of federal securities as compared to other Fund investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

43

Salient High Yield Fund

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On January 4, 2016, Salient Management assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to January 4, 2016 represent performance of the prior sub-advisor to the Fund.

Calendar Year Total Returns—Class C

Best Quarter – June 30, 2009	12.09%
Worst Quarter – December 31, 2008	–14.83%

44

Salient High Yield Fund

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient High Yield Fund – Class C (Inception: 12/30/02)
Return Before Taxes	–6.10%	3.45%	4.78%	6.07%
Return After Taxes on Distributions	–8.25%	1.01%	2.23%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	–3.32%	1.75%	2.71%	3.75%
BofA Merrill Lynch U.S. High Yield Master II Index	–4.64%	4.84%	6.81%	8.30%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The members of the Fund’s team are: James P. Sivco, CFA, Senior Portfolio Manager, and David C. Hinman, CFA, Senior Portfolio Manager. Mr. Sivco leads the Fund’s investment team. Messrs. Sivco and Hinman have managed the portfolio since January 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

45

Salient International Dividend Signal Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	0.84%	0.84%	0.84%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses	0.45%	0.50%	0.35%
Interest Expense on Borrowings	0.13%	0.13%	0.13%
Total Other Expenses	0.58%	0.63%	0.48%
Total Annual Fund Operating Expenses	1.77%	2.22%	1.32%
Fee Waiver and/or Expense Reimbursement(1)	–0.15%	–0.15%	–0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	2.07%	1.17%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A, Class C, and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%, 1.94%, and 1.04%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C, or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$730	$310	$119
3 Years	$1,086	$680	$403
5 Years	$1,465	$1,175	$709
10 Years	$2,525	$2,539	$1,575

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$730	$210	$119
3 Years	$1,086	$680	$403
5 Years	$1,465	$1,175	$709
10 Years	$2,525	$2,539	$1,575

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located outside of the United States. The Fund may invest in equity securities of any capitalization. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. The Fund invests a substantial amount of its assets in foreign securities that are denominated in foreign currencies. Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

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Salient International Dividend Signal Fund

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use a portion of such borrowed money to engage in income-producing strategies. These strategies may include: (a) a dividend-harvesting strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security about to pay a dividend; and (b) purchasing fixed-income securities specifically to generate income.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

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Salient International Dividend Signal Fund

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Class A, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Calendar Year Total Returns—Advisor Class

Best Quarter – March 31, 2012	12.24%
Worst Quarter – September 30, 2015	–9.10%

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Salient International Dividend Signal Fund

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	Since Inception
Salient International Dividend Signal Fund – Advisor Class (Inception: 5/2/11)
Return Before Taxes	–5.70%	0.58%
Return After Taxes on Distributions	–6.94%	–1.37%
Return After Taxes on Distributions and Sale of Fund Shares	–2.30%	0.04%
MSCI ACWI ex-USA	–5.25%	–0.29%
Salient International Dividend Signal Fund – Class A (Inception: 5/01/13)
Return Before Taxes	–11.60%	–5.85%
MSCI ACWI ex-USA	–5.25%	–0.33%
Salient International Dividend Signal Fund – Class C (Inception: 7/31/12)
Return Before Taxes	–7.36%	3.06%
MSCI ACWI ex-USA	–5.25%	5.18%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Advisor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, and Brewington have managed the Fund since December 2008. Mr. Sagmeister has managed the Fund since October 2013. Messrs. Visse and Broughton have managed the Fund since May 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver,

CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient International Real Estate Fund

Investment Objective

The Fund seeks total return from both capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C, or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	N/A
Other Expenses(1)	0.67%	0.72%	0.57%
Total Annual Fund Operating Expenses	1.92%	2.47%	1.57%

(1)	Under the terms of a prior expense limitation agreement, certain classes of the Fund have outstanding balances for fees waived by the Advisor during the term of the agreement which may be recouped by the Advisor within three years after the waiver of the expense. As the current expense ratio of the Fund is higher than the expense limit under the former expense limitation agreement the Advisor is currently unable to recoup such expenses but may be able to do so should the expense ratio of the Fund decrease during future periods.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C, or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$759	$350	$160
3 Years	$1,143	$769	$496
5 Years	$1,552	$1,315	$855
10 Years	$2,686	$2,802	$1,865

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$759	$250	$160
3 Years	$1,143	$769	$496
5 Years	$1,552	$1,315	$855
10 Years	$2,686	$2,802	$1,865

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 281% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in non-U.S. securities of real estate and real estate-related companies in at least three different countries. The Fund may invest in equity securities, debt securities, limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts and European Depositary Receipts, and its investments may include other securities, such as synthetic instruments and real estate investment trusts (“REITs”). Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, and options. The Fund may invest in issuers located in emerging or frontier markets countries and may invest up to 20% of its assets, as measured at the time of investment, in U.S. real estate and real estate related companies. The Fund may invest in securities of companies having any capitalization and investment grade debt securities. The Fund may also leverage its portfolio by borrowing money to purchase securities.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

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Salient International Real Estate Fund

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

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Salient International Real Estate Fund

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

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Salient International Real Estate Fund

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Fund, a new portfolio of the Salient Funds. In connection with the reorganization, the Fund changed its investment advisor to Salient Management.

Calendar Year Total Returns—Class A

Best Quarter – June 30, 2009	30.51%
Worst Quarter – December 31, 2008	–27.58%

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Salient International Real Estate Fund

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient International Real Estate Fund – Class A (Inception: 4/28/06)
Return Before Taxes	–9.62%	2.97%	0.72%
Return After Taxes on Distributions	–10.98%	0.30%	–1.59%
Return After Taxes on Distributions and Sale of Fund Shares	–5.29%	1.31%	–0.20%
FTSE EPRA/NAREIT Developed ex-US Index	–3.23%	4.46%	2.40%
Salient International Real Estate Fund – Class C (Inception: 4/28/06)
Return Before Taxes	–5.54%	3.58%	0.66%
FTSE EPRA/NAREIT Developed ex-US Index	–3.23%	4.46%	2.40%
Salient International Real Estate Fund – Advisor Class (Inception: 5/2/11)
Return Before Taxes	–3.81%	N/A	2.85%
FTSE EPRA/NAREIT Developed ex-US Index	–3.23%	N/A	3.47%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since April 2006.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient International Small Cap Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)	0.53%	0.38%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	2.29%	1.39%
Fee Waiver and/or Expense Reimbursement(2)	–0.04%	–0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.25%	1.35%

(1)	Other Expenses and Acquired Fund Fees and Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.24%, and 1.34%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class C and Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$328	$137
3 Years	$711	$436
5 Years	$1,221	$756
10 Years	$2,619	$1,663

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$228	$137
3 Years	$711	$436
5 Years	$1,221	$756
10 Years	$2,619	$1,663

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE Small Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, as measured at the time of investment, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund also may invest in exchange-traded funds (“ETFs”).

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Salient International Small Cap Fund

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations of companies in the Fund’s benchmark, the MSCI EAFE Small Cap Index. As of March 31, 2016, the market capitalization range of the MSCI EAFE Small Cap Index was $27 million to $7 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the

56

Salient International Small Cap Fund

Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sub-Advisor Risk: A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the

57

Salient International Small Cap Fund

tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns for the Class C shares are not presented because the Class C shares were not offered during the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Calendar Year Total Returns—Advisor Class

Best Quarter – March 31, 2012	15.47%
Worst Quarter – September 30, 2011	–22.86%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient International Small Cap Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	12.41%	5.50%	8.26%
Return After Taxes on Distributions	12.23%	5.18%	7.94%
Return After Taxes on Distributions and Sale of Fund Shares	7.33%	4.29%	6.56%
MSCI EAFE Small Cap Index	9.94%	6.67%	9.50%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) serves as investment advisor to the Fund. Salient Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: Bill Barker, Team Head and Senior Investment Manager, and Justin Hill, Senior Investment Manager. Mr. Barker has managed the Fund since November 2007. Mr. Hill has managed the Fund since October 2001.

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Salient International Small Cap Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Real Estate Fund

Investment Objective

The Fund seeks income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.65%	0.70%
Total Annual Fund Operating Expenses	1.75%	2.30%

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$743	$333
3 Years	$1,094	$718
5 Years	$1,469	$1,229
10 Years	$2,516	$2,632

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$743	$233
3 Years	$1,094	$718
5 Years	$1,469	$1,229
10 Years	$2,516	$2,632

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (“REITs”), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”). Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on

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Salient Real Estate Fund

its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not

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Salient Real Estate Fund

have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On March 1, 2010, Salient Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below represent performance of prior sub-advisors to the Fund.

Calendar Year Total Returns—Class A

Best Quarter – December 31, 2011	15.96%
Worst Quarter – September 30, 2011	–17.80%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Real Estate Fund – Class A (Inception: 6/12/09)
Return Before Taxes	–4.95%	9.07%	15.91%
Return After Taxes on Distributions	–10.52%	6.79%	13.83%
Return After Taxes on Distributions and Sale of Fund Shares	–0.43%	6.51%	12.42%
Salient Real Estate Fund – Class C (Inception: 6/12/09)
Return Before Taxes	–0.45%	9.69%	16.21%
FTSE NAREIT Equity REITs Index	3.20%	11.96%	18.74%
S&P 500 Index	1.38%	12.57%	14.86%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

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Salient Real Estate Fund

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since March 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Select Income Fund

Investment Objective

The Fund seeks high current income and potential for modest long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Other Expenses	0.43%	0.48%	0.48%	0.33%
Dividend and Interest Expense on Short Sales	0.30%	0.30%	0.30%	0.30%
Interest Expense on Borrowings	0.13%	0.13%	0.13%	0.13%
Total Other Expenses	0.86%	0.91%	0.91%	0.76%
Total Annual Fund Operating Expenses	2.11%	2.66%	2.66%	1.76%

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class

1 Year	$777	$769	$369	$179
3 Years	$1,198	$1,126	$826	$554
5 Years	$1,643	$1,609	$1,409	$954
10 Years	$2,873	$2,856	$2,989	$2,070

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C	Advisor Class

1 Year	$777	$269	$269	$179
3 Years	$1,198	$826	$826	$554
5 Years	$1,643	$1,409	$1,409	$954
10 Years	$2,873	$2,856	$2,989	$2,070

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) deems appropriate. To select investments for the Fund, the Advisor uses a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity (including bonds commonly referred to as “junk bonds”). The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

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Salient Select Income Fund

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration Risk: The Fund concentrates its investments in issuers of the real estate industry to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A

and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

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Salient Select Income Fund

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates

(i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Salient Select Income Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund. In connection with the reorganization, the Fund changed its investment advisor to Salient Management.

Calendar Year Total Returns—Class A

Best Quarter – June 30, 2009	38.88%
Worst Quarter – September 30, 2008	–23.83%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient Select Income Fund – Class A (Inception: 3/30/01)
Return Before Taxes	–6.80%	6.87%	4.86%	8.36%
Return After Taxes on Distributions	–9.77%	3.89%	2.10%	5.42%
Return After Taxes on Distributions and Sale of Fund Shares	–2.34%	4.31%	2.71%	5.56%
BofA Merrill Lynch Preferred Index	7.57%	7.19%	3.30%	4.23%

	1 Year	5 Years	10 Years	Since Inception
Salient Select Income Fund – Class B (Inception: 3/30/01)
Return Before Taxes	–6.14%	7.17%	4.74%	8.01%
BofA Merrill Lynch Preferred Index	7.57%	7.19%	3.30%	4.23%
Salient Select Income Fund – Class C (Inception: 3/30/01)
Return Before Taxes	–2.54%	7.48%	4.75%	8.01%
BofA Merrill Lynch Preferred Index	7.57%	7.19%	3.30%	4.23%
Salient Select Income Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	–0.79%	8.49%	N/A	11.10%
BofA Merrill Lynch Preferred Index	7.57%	7.19%	N/A	8.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since March 2001.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts

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Salient Select Income Fund

•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class B Shares: The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Select Opportunity Fund

Investment Objective

The Fund seeks total return through current income and long-term capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee(1)	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses of the Fund(2)	0.85%	0.90%	0.75%
Other Expenses of the Subsidiary(3)	0.29%	0.29%	0.29%
Interest Expense on Borrowings(2)	0.13%	0.13%	0.13%
Total Other Expenses	1.27%	1.32%	1.17%
Total Annual Fund Operating Expenses	2.62%	3.07%	2.17%
Fee Waiver and/or Expense Reimbursement(4)	–0.47%	–0.47%	–0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.15%	2.60%	1.70%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The subsidiary has entered into a separate advisory agreement with Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) for the management of the subsidiary’s portfolio pursuant to which the subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the subsidiary is in place.

(2)	Other Expenses of the Fund and Interest Expense on Borrowings for Advisor Class shares are based on estimated amounts for the current fiscal year.

(3)	Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year and include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the subsidiary, including administrative, audit, custody and legal expenses.

(4)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of the subsidiary, and extraordinary expenses) for the Fund’s Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of the Fund’s 1.73%, 2.18% and 1.28%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$781	$363	$173
3 Years	$1,300	$904	$634
5 Years	$1,845	$1,569	$1,121
10 Years	$3,322	$3,346	$2,463

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$781	$263	$173
3 Years	$1,300	$904	$634
5 Years	$1,845	$1,569	$1,121
10 Years	$3,322	$3,346	$2,463

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Salient Select Opportunity Fund

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a portfolio of equity, fixed income, and hybrid securities that Salient Management believes offer opportunities for total return, consisting of both income and capital appreciation. In considering investments, the Advisor pursues a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability. The Fund’s allocations to equity, fixed income and hybrid securities will vary over time based upon the Manager’s assessment of general market and economic conditions and may shift frequently. Although the Fund normally holds a portfolio of equity, fixed income, and hybrid securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), depository receipts, rights and warrants to subscribe for the purchase of equity securities, interests in real estate investment trusts (“REITs”), and interests in master limited partnerships (“MLPs”). The Fund may invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges without limitation.

The fixed income securities in which the Fund may invest include U.S. and non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments, which may be denominated in foreign currencies. The Fund may invest in fixed income securities of any quality and maturity.

Hybrid securities are securities that have characteristics of both equity and debt securities. The Fund may invest in hybrid securities of U.S. and non-U.S. issuers, including hybrid securities denominated in foreign currencies. The Fund may invest in hybrid securities of issuers in all market capitalization ranges and of any quality and maturity.

The Fund may invest directly or indirectly in restricted securities or securities that are deemed to not be readily marketable. The Fund’s investments in these securities may include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund (reflected by Underlying Funds), which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities

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Salient Select Opportunity Fund

rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.
•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic

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Salient Select Opportunity Fund

movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Subsidiary Risk: By investing in the subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the subsidiary, and the Fund and the subsidiary are both managed by the Advisor, making it unlikely that the subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the subsidiary, and the Fund’s role as sole

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shareholder of the subsidiary. To the extent applicable to the investment activities of the subsidiary, the subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Tax Law Change Risk: Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Subsidiary should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Fund from the Subsidiary, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Value Stocks Risk: Investment in the securities of companies believed to be undervalued involves the risk that such securities may, in fact, be appropriately priced. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. Returns of Advisor Class shares are not presented because Advisor Class shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Calendar Year Total Returns—Class A

Best Quarter – March 31, 2014	6.16%
Worst Quarter – September 30, 2015	–7.62%

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Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	Since Inception
Salient Select Opportunity Fund – Class A (Inception: 7/31/13)
Return Before Taxes	–16.53%	–2.69%
Return After Taxes on Distributions	–17.24%	–4.96%
Return After Taxes on Distributions and Sale of Fund Shares	–9.00%	–2.79%
MSCI World Index	–0.32%	6.68%
BofA Merrill Lynch Preferred Index	7.57%	8.15%
Salient Select Opportunity Fund – Class C (Inception: 2/18/14)
Return Before Taxes	–12.70%	–5.39%
MSCI World Index	–0.32%	2.63%
BofA Merrill Lynch Preferred Index	7.57%	9.43%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since July 2013.

Purchase And Sale Of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments To Broker-dealers And Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Tactical Growth Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses	0.41%	0.46%	0.31%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.98%	2.43%	1.53%

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$764	$346	$156
3 Years	$1,160	$757	$483
5 Years	$1,581	$1,295	$834
10 Years	$2,746	$2,762	$1,821

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$764	$246	$156
3 Years	$1,160	$757	$483
5 Years	$1,581	$1,295	$834
10 Years	$2,746	$2,762	$1,821

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 349% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s investment strategy is designed to evaluate the market to determine whether the market as a whole or a particular sector or industry is undervalued or overvalued. Broadmark Asset Management LLC (“Broadmark” or the “Sub-Advisor”) seeks to identify potential long and short investments that it believes offer the greatest risk-adjusted potential for returns. The Fund seeks to gain exposure to equity indices, sectors and industry groups that it believes are more attractive on a relative basis and may take short positions in equity indices, sectors or industry groups that it believes are less attractive on a relative basis. The Sub-Advisor will rely on a variety of factors to reach its determination of the relative value of potential investments, including valuation, monetary conditions, investor sentiment, and momentum factors.

Relative to the U.S. equity market, the Fund is expected to outperform during periods of higher volatility or when the U.S. equity market is falling. The Fund may underperform the U.S. equity market in other market environments.

The Fund may employ both leveraged investment techniques as well as short positions which allow the Fund to obtain investment exposure that can range from 120% long to 100% short, as a percentage of the Fund’s net assets at the time of investment. In most market conditions, the Fund maintains investment exposure between 100% long and 100% short, as a percentage of the Fund’s net assets at the time of investment.

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Salient Tactical Growth Fund

The Fund invests in instruments providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets. These instruments primarily include exchange-traded funds (“ETF’s”) and futures on securities indices. The Fund may obtain exposure to equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, fixed income securities of U.S. and non-U.S. issuers that are of investment grade quality and of any maturity and/or money market or other funds that invest in these instruments.

On occasion, the Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can

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be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect.

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Salient Tactical Growth Fund

However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sub-Advisor Risk: A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – March 31, 2012	7.22%
Worst Quarter – June 30, 2010	–4.62%

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Salient Tactical Growth Fund

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Year	Since Inception
Salient Tactical Growth Fund – Class C (Inception: 9/14/09)
Return Before Taxes	–3.41%	2.13%	2.36%
Return After Taxes on Distributions	–3.54%	1.07%	1.52%
Return After Taxes on Distributions and Sale of Fund Shares	–1.83%	1.47%	1.69%
S&P 500 Index	1.38%	12.57%	13.53%
Salient Tactical Growth Fund – Class A (Inception: 3/12/10)
Return Before Taxes	–7.65%	1.38%	1.19%
S&P 500 Index	1.38%	12.57%	12.76%
Salient Tactical Growth Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	–1.58%	3.07%	3.12%
S&P 500 Index	1.38%	12.57%	13.62%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) serves as investment advisor to the Fund. Salient Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Co-Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in September 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Tactical Muni Strategy Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses	0.51%	0.54%	0.40%
Recoupment of Past Waived Fees(1)	0.05%	0.07%	0.06%
Interest Expense on Short Sales(2)	0.05%	0.05%	0.05%
Total Other Expenses	0.61%	0.66%	0.51%
Total Annual Fund Operating Expenses	1.96%	2.41%	1.51%

(1)	Pursuant to an expense limitation agreement (“Expense Limitation Agreement”), the Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.94%, 2.39%, and 1.49%, respectively. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the lower of the annual limitation rate in effect at the time of the actual waiver/reimbursement that is being recouped or the annual limitation rate in place at the time of the recoupment.

(2)	Interest Expense on Short Sales is based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$763	$344	$154
3 Years	$1,155	$751	$477
5 Years	$1,571	$1,285	$823
10 Years	$2,726	$2,742	$1,799

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$763	$244	$154
3 Years	$1,155	$751	$477
5 Years	$1,571	$1,285	$823
10 Years	$2,726	$2,742	$1,799

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and

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Salient Tactical Muni Strategy Fund

derivatives, but may also invest in other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including bonds commonly referred to as “junk bonds” and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund’s investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund’s short positions may equal up to 100% of the Fund’s net asset value as measured at the time of investment, and it is possible that at certain times, the Fund may be approximately 100% short.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

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Salient Tactical Muni Strategy Fund

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Bonds Risk: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Sub-Advisor Risk: A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Tax Law Change Risk: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

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Salient Tactical Muni Strategy Fund

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. Class A shares of the Fund originally commenced operations on December 29, 2006, were liquidated on November 21, 2008, and were launched again on September 1, 2010. The performance shown below for any period beginning on or after November 24, 2008 and lasting through August 31, 2010 is that of the Fund’s Investor Class shares adjusted to reflect the specific operating expenses (such as Rule 12b-1 fees) applicable to Class A shares. The performance shown below for any period beginning on or after September 1, 2010 is that of the Fund’s Class A shares. The bar chart excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class C, and Advisor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Class A

Best Quarter – September 30, 2009	20.97%
Worst Quarter – September 30, 2007	–10.81%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Tactical Muni Strategy Fund – Class A (Inception: 12/29/06)
Return Before Taxes	–1.75%	1.87%	1.08%
Return After Taxes on Distributions	–1.90%	1.45%	0.07%
Return After Taxes on Distributions and Sale of Fund Shares	–0.06%	1.91%	0.80%
Barclays U.S. Municipal Bond Index	3.30%	5.35%	4.70%
Barclays U.S. Corporate High-Yield Bond Index	–4.47%	5.04%	6.42%
Salient Tactical Muni Strategy Fund – Class C (Inception: 6/3/09)
Return Before Taxes	2.68%	2.63%	4.92%
Barclays U.S. Municipal Bond Index	3.30%	5.35%	5.26%
Barclays U.S. Corporate High-Yield Bond Index	–4.47%	5.04%	9.36%
Salient Tactical Muni Strategy Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	4.71%	3.62%	3.52%
Barclays U.S. Municipal Bond Index	3.30%	5.35%	4.83%
Barclays U.S. Corporate High-Yield Bond Index	–4.47%	5.04%	6.55%

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Salient Tactical Muni Strategy Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) serves as investment advisor to the Fund. Salient Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: Joseph Deane, Executive Vice President and head of municipal bond portfolio management for PIMCO, and David Hammer, Executive Vice President and municipal bond portfolio manager for PIMCO. Mr. Deane leads the Fund’s investment team and has managed the Fund since November 2013. Mr. Hammer has managed the Fund since September 2015. Joseph Deane is expected to retire at the end of May, 2016. Following Mr. Deane’s departure, the Fund will be managed solely by David Hammer.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

Absent the designation of distributions as exempt-interest dividends, the Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax. The Fund’s exempt-interest dividends (if any) may be subject to alternative minimum tax and state and/or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Tactical Real Estate Fund

Investment Objective

The Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C, or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Other Expenses	0.60%	0.65%	0.65%	0.50%
Dividend and Interest Expense on Short Sales	0.39%	0.39%	0.39%	0.39%
Interest Expense on Borrowings	0.13%	0.13%	0.13%	0.13%
Total Other Expenses	1.12%	1.17%	1.17%	1.02%
Total Annual Fund Operating Expenses	2.37%	2.92%	2.92%	2.02%

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class

1 Year	$801	$795	$395	$205
3 Years	$1,272	$1,203	$903	$633
5 Years	$1,767	$1,737	$1,537	$1,087
10 Years	$3,122	$3,109	$3,238	$2,345

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C	Advisor Class

1 Year	$801	$295	$295	$205
3 Years	$1,272	$903	$903	$633
5 Years	$1,767	$1,537	$1,537	$1,087
10 Years	$3,122	$3,109	$3,238	$2,345

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers engaged primarily in the real estate industry such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers may include equity securities of any market capitalization, debt obligations of any credit quality (including securities commonly referred to as “junk bonds”), and other senior securities (e.g., convertible bonds and preferred stock) and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities as well as companies located in emerging and frontier market countries.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) uses a variety of strategies in managing the Fund’s investments. Typically, security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by the Advisor. Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects. The Advisor may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Fund may also leverage its

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portfolio by borrowing money to purchase securities. The Fund may also purchase restricted securities or securities which are deemed to be not readily marketable.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts,

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swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to

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possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, Class C, and Advisor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Fund began operations as the Kensington Strategic Realty Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Strategic Realty Fund was reorganized as the Fund, a new portfolio of the Salient Funds. In connection with the reorganization, the Fund changed its investment advisor to Salient Management.

Calendar Year Total Returns— Class A

Best Quarter – June 30, 2009	38.89%
Worst Quarter – December 31, 2008	–50.61%

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Salient Tactical Real Estate Fund

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient Tactical Real Estate Fund – Class A (Inception: 9/15/99)
Return Before Taxes	–7.43%	7.81%	1.90%	9.63%
Return After Taxes on Distributions	–7.88%	7.18%	0.40%	7.25%
Return After Taxes on Distributions and Sale of Fund Shares	–4.16%	5.86%	1.10%	7.22%
FTSE NAREIT Composite Index	2.05%	11.29%	6.66%	11.03%
FTSE NAREIT Equity REITs Index	3.20%	11.96%	7.41%	11.65%
Salient Tactical Real Estate Fund – Class B (Inception: 9/15/99)
Return Before Taxes	–7.14%	8.14%	1.81%	9.26%
FTSE NAREIT Composite Index	2.05%	11.29%	6.66%	11.03%
FTSE NAREIT Equity REITs Index	3.20%	11.96%	7.41%	11.65%
Salient Tactical Real Estate Fund – Class C (Inception: 9/15/99)
Return Before Taxes	–3.28%	8.42%	1.81%	9.26%
FTSE NAREIT Composite Index	2.05%	11.29%	6.66%	11.03%
FTSE NAREIT Equity REITs Index	3.20%	11.96%	7.41%	11.65%
Salient Tactical Real Estate Fund – Advisor Class (Inception: 5/2/11)
Return Before Taxes	–1.44%	N/A	N/A	8.29%
FTSE NAREIT Composite Index	2.05%	N/A	N/A	9.44%
FTSE NAREIT Equity REITs Index	3.20%	N/A	N/A	10.06%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since September 1999.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class B Shares: The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient US Dividend Signal Fund

Investment Objective

The Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the Russell 3000 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(1)	0.81%	0.86%	0.71%
Total Annual Fund Operating Expenses	1.96%	2.41%	1.51%
Fee Waiver and/or Expense Reimbursement(2)	–0.47%	–0.47%	–0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	1.94%	1.04%

(1)	Other Expenses for Class C and Advisor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%, 1.94%, and 1.04%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$718	$297	$106
3 Years	$1,112	$706	$431
5 Years	$1,530	$1,242	$779
10 Years	$2,690	$2,707	$1,759

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$718	$197	$106
3 Years	$1,112	$706	$431
5 Years	$1,530	$1,242	$779
10 Years	$2,690	$2,707	$1,759

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 653% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies domiciled in the United States.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. For larger cap securities, the Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external

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resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation. For small- and mid-cap securities, the Advisor employs both a qualitative and quantitative screening technique. The methodology attempts to identify companies with favorable financial characteristics as well as to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. The qualitative process gives preference to companies focused in a single business segment.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use a portion of such borrowed money to engage in income-producing strategies. These strategies may include: (a) a dividend-harvesting strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security about to pay a dividend; and (b) purchasing fixed-income securities specifically to generate income.

In order to reduce transaction costs, the Advisor may purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Fund may purchase short term fixed-income securities to serve as collateral for futures purchased.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

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Salient US Dividend Signal Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. Returns of Class C and Advisor Class shares are not presented because Class C and Advisor Class shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On November 3, 2015, the Advisor incorporated new principal investment strategies for the Fund as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 3, 2015 represent performance under the previous investment strategies for the Fund.

Effective June 12, 2015, the Russell U.S. Large Cap High Dividend Yield Index, a component of the US Dividend Signal Blended Index formerly known as the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% Russell U.S. Large Cap High Dividend Yield Index), was terminated. Accordingly, effective June 12, 2015, the US Dividend Signal Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index) replaced the Fund’s prior benchmark indices. Effective November 3, 2015, the Russell 3000 Index replaced the Fund’s prior benchmark indices. Salient Management made this recommendation to the Fund’s Board of Trustees because the new index more closely aligns to the Fund’s investment strategies. Information on the Fund’s prior benchmark indices, to the extent possible, will be shown for at least a one-year transition period. In the future, however, only the Russell 3000 Index will be shown.

Calendar Year Total Returns—Class A

Best Quarter – June 30, 2014	7.63%
Worst Quarter – September 30, 2015	–3.36%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	Since Inception
Salient US Dividend Signal Fund – Class A (Inception: 07/31/13)
Return Before Taxes	–10.39%	2.95%
Return After Taxes on Distributions	–12.15%	–0.02%
Return After Taxes on Distributions and Sale of Fund Shares	–5.62%	1.01%
Barclays U.S. Intermediate Corporate Index	1.08%	2.73%
Russell 3000 Index	0.48%	9.86%
US Dividend Signal Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index)	1.20%	4.84%
MSCI USA IMI High Dividend Yield Index	0.89%	9.51%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, and Eric Sagmeister,

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Portfolio Manager. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Broughton, Coleman, Brewington and Sagmeister have managed the Fund since November 2015. Mr. Visse has managed the Fund since May 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Restrictions

All percentage restrictions referenced in this Prospectus or the associated Statement of Additional Information (“SAI”) are measured at the time of investment, whether or not the particular percentage restriction uses such language. If a percentage restriction on investment or use of assets discussed in any prospectus related to the Funds is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Security Types

Security Types of the Allocation Funds

The Salient Adaptive Balanced Fund and Salient Adaptive Income Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”) invest in Class Z shares of other funds within the complex which is comprised of all funds that are a part of Salient MF Trust and Forward Funds (collectively the “Salient Funds”) and Class I shares of certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Salient”). If a particular underlying Fund does not currently offer Class Z shares, then the Allocation Funds invest in Institutional Class shares of the underlying Fund. In addition, the Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including government-sponsored enterprises (“U.S. Government Securities”). For a more detailed description of the security types in which the Allocations Funds invest, please see “Security Types of the Funds” below.

Security Types of the Funds

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale or purchase of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed-upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

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Debt Instruments

A Fund may invest in short- and/or long-term debt instruments. Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt instruments include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are financial instruments whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Each Fund will segregate or “earmark” assets determined by Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by the Advisor and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

A security generally will be considered to be an emerging market security or frontier market security if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, emerging market countries or frontier market countries; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in emerging market countries or frontier market countries; or (iii) the issuer has at least 50% of its assets in emerging market countries or frontier market countries.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying

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common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Hybrid Securities

Hybrid securities, including trust preferred securities, are securities that have characteristics of both equity securities and debt securities. Hybrid securities are typically issued by corporate entities or by a trust or partnership affiliated with a corporate entity. Hybrid securities usually pay a fixed, variable or floating rate of interest or dividends and can be perpetual or may have a maturity date. A hybrid security may provide for mandatory conversion into common stock under certain conditions, including conditions imposed by applicable regulations. A hybrid security may permit the issuer to defer the payment of interest or dividends. In the event of the bankruptcy or default of an issuer, holders of hybrid securities typically have claims that are senior to holders of the issuer’s equity securities but subordinate to holders of the issuer’s debt securities. The characteristics and use features of hybrid securities may be subject to change as the regulations governing such securities continue to evolve.

Illiquid Securities

A Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security and a company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by the Advisor and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

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Investments in a Wholly-Owned Subsidiary (Salient Commodity Long/Short Strategy Fund; Salient Select Opportunity Fund)

The Salient Commodity Long/Short Strategy Fund and Salient Select Opportunity Fund seek exposure to the commodity or futures markets primarily through investments in commodity-linked and futures-linked derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through each Fund’s Subsidiary. Each Fund’s derivative investments may include commodity-linked derivatives, including commodity swaps, commodity-linked notes and options on commodity futures.

Investments in each Fund’s Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that each Fund’s Subsidiary will invest primarily in commodity-linked and futures-related derivative instruments. Although the Fund may enter into these commodity-linked and futures-related derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in its Subsidiary. When the Advisor believes that these commodity-linked and futures-related derivative instruments are better suited to provide exposure to the commodities or futures markets than commodity-linked or futures-related notes, the Fund’s investment in its Subsidiary will likely increase. The Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that each Fund invests in its Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

Each Fund’s Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Each Fund’s Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as its respective Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in swap agreements and other index-linked derivative instruments. Each Fund’s Subsidiary will also be subject to the same compliance policies and procedures as its respective Fund. In addition, each Fund wholly owns and controls its respective Subsidiary, and Salient Management acts as investment advisor to each Fund and the investment advisor to each Subsidiary.

Loans

Loans are subject to risks discussed under Debt Securities, Interest Rate, Liquidity and Lower-Rated Debt Securities risks. In addition, although Senior Loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower, liquidation of any collateral securing a loan may not satisfy the borrower’s obligation in the event of default or other non-payment of interest or principal, or such collateral may not be readily liquidated. The specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the loan’s value. Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (often referred to as “junk”). Most loans are lower-rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower-rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. The Advisor may rely, in whole or in part, on analyses performed by others.

Although the overall size and number of participants in the market for Senior Loans has grown, Senior Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of Senior Loans are generally subject to contractual restrictions that must be satisfied before a Senior Loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell Senior Loans, may negatively impact the transaction price and/or may result in delayed settlement of Senior Loan transactions or other illiquidity of such investments. In addition, loan investments may not be considered securities for all regulatory purposes and such investments may not have the protections of federal securities as compared to other Fund investments.

Junior loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Lower-Rated Debt Securities (“Junk Bonds”)

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by the Advisor and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

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Security Types

Master Limited Partnerships (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. Master limited partnerships are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Funds may invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Funds also may invest in debt securities of MLPs and Energy Infrastructure Companies. The Funds may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government Securities or issued by a bank or other financial institution.

Real Estate-Related Companies

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income-producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

98

Security Types

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies. Exemptions are available for funds that are in the same group of funds.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. The Advisor and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and the Advisor and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, the Advisor and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Over-the-counter swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. Certain swaps are traded on exchanges and subject to central clearing. In a standard over-the-counter swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). Credit default swaps are a type of swap agreement in which one party (the “buyer”) is generally obligated to pay the other party (the “seller”) an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as the default of a security, has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the credit default swap in exchange for an equal face amount of deliverable obligations of the security described in the swap, or the seller may be required to deliver the related net cash amount, if the credit default swap is cash settled. Swaps may be traded over-the-counter or centrally-cleared and exchange-traded. Currently, some, but not all, swap transactions are subject to central clearing. In a centrally cleared swap, immediately following execution of the swap transaction, the swap is novated to a central counterparty and the Fund’s counterparty on the swap becomes the central counterparty.

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including securities issued by a government-sponsored enterprise. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by the Advisor and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

99

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the funds offered in this prospectus (collectively the “Salient FF Funds”), unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Allocation Funds, Salient Commodity Long/Short Strategy Fund, Salient US Dividend Signal Fund, Salient Frontier Strategy Fund, and Salient Select Opportunity Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Allocation Funds and Salient Frontier Strategy Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objectives of the Salient Commodity Long/Short Strategy Fund, Salient US Dividend Signal Fund, and Salient Select Opportunity Fund are non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Shareholders of these Funds and without prior shareholder notice.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the SAI for more information about the additional types of securities in which each Fund may invest and their associated risks.

100

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks:	Salient Adaptive Balanced Fund(1)	Salient Adaptive Income Fund(1)	Salient Commodity Long/Short Strategy Fund	Salient EM Corporate Debt Fund
Borrowing Risk	P	P	NP	P
Cash and Cash Equivalents Risk	NP	NP	P	NP
Commodities Risk	P	NP	P	NP
Concentration Risk	NP	NP	NP	NP
Convertible Securities Risk	N/A	N/A	N/A	N/A
Counterparty Risk	NP	NP	NP	NP
Currency Risk	P	P	NP	P
Cybersecurity Risk	N/A	N/A	N/A	N/A
Debt Instruments Risk	P	P	P	P
Depositary Receipts Risk	P	P	NP	NP
Derivatives Risk	P	P	P	P
Emerging Market and Frontier Market Risk	P	P	NP	P
Equity Securities Risk	P	P	NP	P
Exchange-Traded Funds (“ETFs”) Risk	P	P	P	P
Exchange-Traded Notes (“ETNs”) Risk	P	P	NP	NP
Foreign Securities Risk	P	P	NP	P
Forward and Futures Contracts Risk	N/A	N/A	N/A	N/A
Government-Sponsored Enterprises Risk	P	P	NP	NP
Growth Stocks Risk	NP	NP	NP	NP
Hedging Risk	P	P	P	P
Industry Specific Risk	N/A	N/A	N/A	N/A
Infrastructure-Related Investment Risk	P	P	NP	NP
Investment in Money Market Mutual Funds Risk	N/A	N/A	N/A	N/A
Leverage Risk	N/A	N/A	N/A	P
Liquidity Risk	P	P	P	P
Loans Risk	NP	NP	NP	NP
Lower-Rated Debt Securities (“Junk Bonds”) Risk	P	P	NP	P
Manager Risk	P	P	P	P
Market Events Risk	N/A	N/A	N/A	N/A
Market Risk	P	P	P	P
Master Limited Partnership Risk	P	P	N/A	N/A
Model and Data Risk	P	P	P	NP
Momentum Style Risk	P	NP	P	NP

101

Discussion of Principal and Non-Principal Risks

Risks:	Salient Adaptive Balanced Fund(1)	Salient Adaptive Income Fund(1)	Salient Commodity Long/Short Strategy Fund	Salient EM Corporate Debt Fund
Mortgage-Related and Other Asset-Backed Securities Risk	P	P	P	NP
Municipal Bonds Risk	P	P	NP	NP
Non-Diversification Risk	NP	NP	P	NP
Overseas Exchanges Risk	P	P	NP	P
Portfolio Turnover Risk	P	P	P	P
Real Estate Securities and REITs Risk	P	P	NP	NP
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	P	P	NP	P
Securities Issued by Other Investment Companies Risk	P	P	P	P
Short Sale Risk	P	P	P	P
Small and Medium Capitalization Stocks Risk	P	P	NP	NP
Sovereign Debt Risk	P	P	N/A	P
Sub-Advisor Risk	N/A	N/A	N/A	N/A
Subsidiary Risk	NP	NP	P	NP
Swap Agreements Risk	N/A	N/A	N/A	N/A
Tax Risk	P	P	P	P
Tax Law Change Risk	P	P	P	NP
Underlying Funds Risk	P	P	P	P
U.S. Government Securities Risk	N/A	N/A	N/A	N/A
Value Stocks Risk	NP	NP	NP	NP
Volatility Risk	N/A	N/A	N/A	N/A

Risks:	Salient EM Dividend Signal Fund	Salient EM Infrastructure Fund	Salient Frontier Strategy Fund	Salient High Yield Fund
Borrowing Risk	NP	NP	NP	P
Cash and Cash Equivalents Risk	P	NP	P	NP
Commodities Risk	NP	NP	NP	NP
Concentration Risk	NP	P	NP	NP
Convertible Securities Risk	N/A	N/A	N/A	N/A
Counterparty Risk	NP	NP	NP	NP
Currency Risk	P	P	P	NP
Cybersecurity Risk	N/A	N/A	N/A	N/A
Debt Instruments Risk	NP	P	NP	P
Depositary Receipts Risk	P	P	P	NP
Derivatives Risk	P	P	P	P
Emerging Market and Frontier Market Risk	P	P	P	P
Equity Securities Risk	P	P	P	P
Exchange-Traded Funds (“ETFs”) Risk	P	P	P	NP
Exchange-Traded Notes (“ETNs”) Risk	P	P	P	NP

102

Discussion of Principal and Non-Principal Risks

Risks:	Salient EM Dividend Signal Fund	Salient EM Infrastructure Fund	Salient Frontier Strategy Fund	Salient High Yield Fund
Foreign Securities Risk	P	P	P	P
Forward and Futures Contracts Risk	N/A	N/A	N/A	N/A
Government-Sponsored Enterprises Risk	NP	NP	P	NP
Growth Stocks Risk	NP	NP	NP	N/A
Hedging Risk	NP	P	NP	P
Industry Specific Risk	N/A	N/A	N/A	N/A
Infrastructure-Related Investment Risk	NP	P	NP	NP
Investment in Money Market Mutual Funds Risk	N/A	N/A	N/A	N/A
Leverage Risk	N/A	N/A	N/A	P
Liquidity Risk	NP	NP	P	P
Loans Risk	NP	NP	NP	P
Lower-Rated Debt Securities (“Junk Bonds”) Risk	NP	P	NP	P
Manager Risk	P	P	P	P
Market Events Risk	N/A	N/A	N/A	N/A
Market Risk	P	P	P	P
Master Limited Partnership Risk	N/A	P	N/A	N/A
Model and Data Risk	NP	NP	NP	NP
Momentum Style Risk	NP	NP	NP	NP
Mortgage-Related and Other Asset-Backed Securities Risk	NP	NP	NP	P
Municipal Bonds Risk	NP	NP	NP	NP
Non-Diversification Risk	NP	NP	N/A	NP
Overseas Exchanges Risk	P	P	P	NP
Portfolio Turnover Risk	P	P	P	P
Real Estate Securities and REITs Risk	NP	P	NP	NP
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	P	P	NP	NP
Securities Issued by Other Investment Companies Risk	P	NP	NP	NP
Short Sale Risk	NP	NP	NP	P
Small and Medium Capitalization Stocks Risk	P	P	NP	NP
Sovereign Debt Risk	N/A	N/A	N/A	N/A
Sub-Advisor Risk	N/A	N/A	N/A	N/A
Subsidiary Risk	NP	NP	NP	NP
Swap Agreements Risk	N/A	N/A	N/A	N/A
Tax Risk	P	P	P	P
Tax Law Change Risk	NP	NP	NP	NP
Underlying Funds Risk	P	P	P	NP
U.S. Government Securities Risk	N/A	N/A	N/A	N/A
Value Stocks Risk	NP	NP	NP	NP
Volatility Risk	N/A	N/A	N/A	N/A

103

Discussion of Principal and Non-Principal Risks

Risks:	Salient International Dividend Signal Fund	Salient International Real Estate Fund	Salient International Small Cap Fund	Salient Real Estate Fund
Borrowing Risk	P	P	P	NP
Cash and Cash Equivalents Risk	NP	NP	NP	NP
Commodities Risk	NP	NP	NP	NP
Concentration Risk	NP	P	NP	P
Convertible Securities Risk	N/A	N/A	N/A	N/A
Counterparty Risk	NP	NP	NP	NP
Currency Risk	P	P	P	NP
Cybersecurity Risk	N/A	N/A	N/A	N/A
Debt Instruments Risk	NP	P	NP	P
Depositary Receipts Risk	P	P	NP	NP
Derivatives Risk	P	P	P	NP
Emerging Market and Frontier Market Risk	P	P	P	NP
Equity Securities Risk	P	P	P	P
Exchange-Traded Funds (“ETFs”) Risk	NP	NP	P	NP
Exchange-Traded Notes (“ETNs”) Risk	NP	NP	P	NP
Foreign Securities Risk	P	P	P	NP
Forward and Futures Contracts Risk	N/A	N/A	N/A	N/A
Government-Sponsored Enterprises Risk	NP	NP	NP	NP
Growth Stocks Risk	NP	NP	NP	NP
Hedging Risk	NP	P	NP	NP
Industry Specific Risk	N/A	N/A	N/A	N/A
Infrastructure-Related Investment Risk	NP	NP	NP	NP
Investment in Money Market Mutual Funds Risk	N/A	N/A	N/A	N/A
Leverage Risk	N/A	N/A	P	N/A
Liquidity Risk	P	P	P	P
Loans Risk	NP	NP	NP	NP
Lower-Rated Debt Securities (“Junk Bonds”) Risk	NP	NP	NP	P
Manager Risk	P	P	P	P
Market Events Risk	N/A	N/A	N/A	N/A
Market Risk	P	P	P	P
Master Limited Partnership Risk	N/A	N/A	N/A	N/A
Model and Data Risk	NP	NP	NP	NP
Momentum Style Risk	NP	NP	NP	NP
Mortgage-Related and Other Asset-Backed Securities Risk	NP	P	NP	P
Municipal Bonds Risk	NP	NP	NP	NP
Non-Diversification Risk	NP	P	NP	P
Overseas Exchanges Risk	P	P	P	NP
Portfolio Turnover Risk	P	P	NP	NP
Real Estate Securities and REITs Risk	NP	P	NP	P

104

Discussion of Principal and Non-Principal Risks

Risks:	Salient International Dividend Signal Fund	Salient International Real Estate Fund	Salient International Small Cap Fund	Salient Real Estate Fund
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	NP	P	NP	NP
Securities Issued by Other Investment Companies Risk	NP	NP	P	NP
Short Sale Risk	NP	NP	NP	NP
Small and Medium Capitalization Stocks Risk	NP	NP	P	P
Sovereign Debt Risk	N/A	N/A	N/A	N/A
Sub-Advisor Risk	N/A	N/A	P	N/A
Subsidiary Risk	NP	NP	NP	NP
Swap Agreements Risk	N/A	N/A	N/A	N/A
Tax Risk	NP	NP	P	NP
Tax Law Change Risk	NP	NP	NP	NP
Underlying Funds Risk	P	P	P	NP
U.S. Government Securities Risk	N/A	N/A	N/A	N/A
Value Stocks Risk	NP	NP	NP	NP
Volatility Risk	N/A	N/A	N/A	N/A

Risks:	Salient Select Income Fund	Salient Select Opportunity Fund	Salient Tactical Growth Fund	Salient Tactical Muni Strategy Fund
Borrowing Risk	P	P	P	P
Cash and Cash Equivalents Risk	NP	P	P	NP
Commodities Risk	NP	NP	NP	NP
Concentration Risk	P	NP	NP	NP
Convertible Securities Risk	N/A	N/A	N/A	N/A
Counterparty Risk	N/A	N/A	N/A	N/A
Currency Risk	NP	NP	NP	NP
Cybersecurity Risk	N/A	N/A	N/A	N/A
Debt Instruments Risk	P	P	P	P
Depositary Receipts Risk	NP	NP	NP	NP
Derivatives Risk	P	P	P	P
Emerging Market and Frontier Market Risk	NP	P	P	P
Equity Securities Risk	P	P	P	NP
Exchange-Traded Funds (“ETFs”) Risk	NP	NP	P	NP
Exchange-Traded Notes (“ETNs”) Risk	NP	NP	P	NP
Foreign Securities Risk	NP	P	P	P
Forward and Futures Contracts Risk	N/A	N/A	N/A	N/A
Government-Sponsored Enterprises Risk	NP	P	NP	NP
Growth Stocks Risk	NP	NP	NP	NP
Hedging Risk	P	P	NP	P
Industry Specific Risk	N/A	N/A	N/A	N/A
Infrastructure-Related Investment Risk	NP	NP	NP	NP

105

Discussion of Principal and Non-Principal Risks

Risks:	Salient Select Income Fund	Salient Select Opportunity Fund	Salient Tactical Growth Fund	Salient Tactical Muni Strategy Fund
Investment in Money Market Mutual Funds Risk	N/A	N/A	N/A	N/A
Leverage Risk	N/A	N/A	N/A	N/A
Liquidity Risk	P	P	NP	NP
Loans Risk	NP	NP	NP	NP
Lower-Rated Debt Securities (“Junk Bonds”) Risk	P	P	NP	P
Manager Risk	P	P	P	P
Market Events Risk	N/A	N/A	N/A	N/A
Market Risk	P	P	P	P
Master Limited Partnership Risk	N/A	N/A	N/A	N/A
Model and Data Risk	NP	NP	P	NP
Momentum Style Risk	NP	NP	NP	NP
Mortgage-Related and Other Asset-Backed Securities Risk	P	P	NP	NP
Municipal Bonds Risk	NP	NP	NP	P
Non-Diversification Risk	NP	P	NP	P
Overseas Exchanges Risk	NP	P	NP	NP
Portfolio Turnover Risk	NP	NP	P	P
Real Estate Securities and REITs Risk	P	P	NP	NP
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	P	P	NP	NP
Securities Issued by Other Investment Companies Risk	NP	NP	NP	NP
Short Sale Risk	NP	NP	P	P
Small and Medium Capitalization Stocks Risk	P	P	P	NP
Sovereign Debt Risk	N/A	N/A	N/A	N/A
Sub-Advisor Risk	N/A	N/A	P	P
Subsidiary Risk	NP	P	NP	NP
Swap Agreements Risk	N/A	N/A	N/A	N/A
Tax Risk	NP	P	P	P
Tax Law Change Risk	NP	NP	NP	P
Underlying Funds Risk	P	P	P	NP
U.S. Government Securities Risk	N/A	N/A	N/A	N/A
Value Stocks Risk	NP	P	NP	NP
Volatility Risk	N/A	N/A	N/A	N/A

Risks:	Salient Tactical Real Estate Fund	Salient US Dividend Signal Fund
Borrowing Risk	P	P
Cash and Cash Equivalents Risk	NP	NP
Commodities Risk	NP	NP
Concentration Risk	P	NP
Convertible Securities Risk	N/A	N/A

106

Discussion of Principal and Non-Principal Risks

Risks:	Salient Tactical Real Estate Fund	Salient US Dividend Signal Fund
Counterparty Risk	N/A	N/A
Currency Risk	P	NP
Cybersecurity Risk	N/A	N/A
Debt Instruments Risk	P	NP
Depositary Receipts Risk	NP	NP
Derivatives Risk	P	P
Emerging Market and Frontier Market Risk	P	NP
Equity Securities Risk	P	P
Exchange-Traded Funds (“ETFs”) Risk	NP	NP
Exchange-Traded Notes (“ETNs”) Risk	NP	NP
Foreign Securities Risk	P	NP
Forward and Futures Contracts Risk	N/A	N/A
Government-Sponsored Enterprises Risk	NP	NP
Growth Stocks Risk	NP	NP
Hedging Risk	P	NP
Industry Specific Risk	N/A	N/A
Infrastructure-Related Investment Risk	NP	NP
Investment in Money Market Mutual Funds Risk	N/A	N/A
Leverage Risk	N/A	N/A
Liquidity Risk	P	NP
Loans Risk	NP	NP
Lower-Rated Debt Securities (“Junk Bonds”) Risk	NP	NP
Manager Risk	P	P
Market Events Risk	N/A	N/A
Market Risk	P	P
Master Limited Partnership Risk	N/A	N/A
Model and Data Risk	NP	NP
Momentum Style Risk	NP	NP
Mortgage-Related and Other Asset-Backed Securities Risk	P	NP
Municipal Bonds Risk	NP	NP
Non-Diversification Risk	NP	NP
Overseas Exchanges Risk	P	NP
Portfolio Turnover Risk	NP	P
Real Estate Securities and REITs Risk	P	NP
Repurchase Agreements Risk	NP	NP
Restricted and Illiquid Securities Risk	P	NP
Securities Issued by Other Investment Companies Risk	NP	NP
Short Sale Risk	P	NP
Small and Medium Capitalization Stocks Risk	NP	P

107

Discussion of Principal and Non-Principal Risks

Risks:	Salient Tactical Real Estate Fund	Salient US Dividend Signal Fund
Sovereign Debt Risk	N/A	N/A
Sub-Advisor Risk	N/A	N/A
Subsidiary Risk	NP	NP
Swap Agreements Risk	N/A	N/A
Tax Risk	NP	NP
Tax Law Change Risk	NP	NP
Underlying Funds Risk	P	P
U.S. Government Securities Risk	N/A	N/A
Value Stocks Risk	NP	NP
Volatility Risk	N/A	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

(1)	The Fund is a “fund of funds” that primarily invests in Underlying Funds. With the exception of “Allocation” risk and “Securities Issued by Other Investment Companies” risk which are direct principal risks of the Fund, any risks set forth in the chart above with respect to the Fund are risks of the Underlying Funds, which in the aggregate also constitute risks of the Fund by virtue of its investment in the Underlying Funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks below.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of the Advisor and/or a Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

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Cash and Cash Equivalents Risk

It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commodities Risk

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk

The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A Fund’s net currency positions may expose it to risks independent of its securities positions. Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Debt Instruments Risk

Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

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When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets.

Investors should note that interest rates remain near historical lows. Following the financial crisis that began in 2007, the Federal Reserve Board (the “Federal Reserve”) attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate near zero percent and by purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities on the open market (“Quantitative Easing”). With a continued economic recovery, the end of the Federal Reserve’s Quantitative Easing, and an increased likelihood of a rising interest rate environment, there is a risk that interest rates will continue to rise in the near future. To the extent the Federal Reserve continues to raise the federal funds rate, there is a risk that rates across the financial system may rise. These policy changes may expose fixed income and related markets to heightened levels of interest rate, volatility and liquidity risk and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in such derivatives. Increases in interest rates may lead to heightened Fund redemption activity, which may cause a Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance.

Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

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Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Measures such as average credit quality may not accurately reflect the true credit risk of a Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Therefore, if a Fund has an average credit rating that suggests a certain credit quality, the Fund may in fact be subject to greater credit risk than the average would suggest. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

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Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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Interest rate risk is the risk that the prices of certain securities that are susceptible in the short-term to fluctuations in interest rates may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor and/or Sub- Advisor.

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Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk

A Fund may invest in derivatives, which are financial instruments whose value is based on the value of another security or index. These instruments include futures contracts, options, options on futures contracts, forward contracts, swap agreements, structured securities, when-issued and forward commitment securities, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including

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common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Advisor and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by the Advisor and/or a sub-advisor.

The market value of derivative instruments may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track. In this regard, a Fund may seek to achieve its investment objective, in part, by investing in derivatives that are designed to closely track the performance of an index on a daily basis. However, the overall investment strategies of the Fund are not generally designed or expected to produce returns which replicate the performance of the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a Fund, or the derivatives or other strategies used by the Fund, from achieving desired correlation with an index, such as the impact of fees, expenses and transaction costs, the timing of pricing, and disruptions or illiquidity in the markets for derivative instruments or securities in which the Fund invests. These factors include the possibility that the Fund’s commodity derivatives positions may have different roll dates, reset dates or contract months than those specified in a particular commodity index. Privately negotiated derivatives may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Advisor and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If the Advisor and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. Additional future regulation of derivatives may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect a Fund’s performance, efficiency in implementing their strategy, liquidity and ability to pursue their investment objectives.

Forward and Futures Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other financial instrument at the current or spot price, with delivery and settlement at a specified future date.

Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. A Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts are transactions involving a fund’s obligation to purchase or sell a specific instrument at a future date at a specified price. A Fund may use forward contracts for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Advisor anticipates purchasing or selling a foreign security. For example, this technique would allow a Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, an imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward

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contracts may also be used for non-hedging purposes to pursue a Fund’s investment objectives, such as when the Advisor anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in a Fund’s portfolio. There is no requirement that a Fund hedge all or any portion of its exposure to foreign currency risks.

The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options and Options on Futures

An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may buy and write (sell) covered and uncovered put and call options on futures contracts and securities that are traded on U.S. and foreign securities exchanges and in over-the-counter markets. With respect to its investments in options on securities, a Fund may write and buy options on the same types of securities or instruments that a Fund may purchase directly. It may also utilize options contracts that can be exercised at any time between the time of purchase and the expiration date and options contracts that can be exercised only on the expiration date. With respect to a Fund’s use of put and call options on futures contracts, a Fund is given the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. With all options transactions, securities will be segregated to cover applicable margin or segregation requirements on the contracts. Depending on the pricing of the option compared to either the price of the security or futures contract upon which it is based, ownership of the option may or may not be less risky than ownership of the security, futures contract or underlying instrument.

Swap Agreements

A Fund may enter into equity, interest rate, index, currency rate, and other types of swap agreements in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Structured Securities

Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (each, a “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

When-Issued and Forward Commitment Securities

A Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices or for speculative purposes. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment

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is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Derivatives with Respect to High Yield and Other Indebtedness

In addition to the credit risks associated with holding high yield debt securities, with respect to derivatives involving high yield and other debt, a Fund usually will have a contractual relationship only with the counterparty of the derivative, and not with the issuer of the indebtedness. A Fund generally will have no right to directly enforce compliance by the issuer with the terms of the derivative nor any rights of set-off against the issuer, nor have any voting rights with respect to the indebtedness. A Fund will not directly benefit from the collateral supporting the underlying indebtedness and will not have the benefit of the remedies that would normally be available to a holder of the indebtedness. In addition, in the event of the insolvency of the counterparty to the derivative, a Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying indebtedness. Consequently, the Fund will be subject to the credit risk of the counterparty as well as that of the issuer of the indebtedness. As a result, concentrations of such derivatives in any one counterparty subject a Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the issuer of the underlying indebtedness.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities Risk

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures;
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards; and
•	Less ability of emerging market and frontier market companies to restructure or refinance borrowings.

Equity Securities Risk

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

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Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”) Risk

Because the Fund invests in exchange-traded funds (“ETFs”) and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

Many ETFs have obtained exemptive relief from the SEC permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the 1940 Act, subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk

The Funds’ investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

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Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in securities denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.

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Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

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Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

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Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.
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Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

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Discussion of Principal and Non-Principal Risks

Government-Sponsored Enterprises (“GSEs”) Risk

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks Risk

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Advisor’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indices.

Hedging Risk

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that the Advisor and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Infrastructure-Related Investment Risk

A Fund that concentrates its investments in infrastructure-related entities has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Leverage Risk

If a Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for a Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. A Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Loans Risk

Loans are subject to risks discussed under Debt Securities, Interest Rate, Liquidity and Lower-Rated Debt Securities risks. In addition, although senior loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower, as compared to subordinated debtholders and stockholders of the borrower, there can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the loan’s value. Senior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (often referred to as “junk”). Most loans are lower-rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower-rated investment. The amount of public information available with respect to loans

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Discussion of Principal and Non-Principal Risks

may be less extensive than that available for registered or exchange-listed securities. Due to the lack of centralized information and trading, the valuation of loans may carry more risk than exchange-listed instruments. The Advisor may rely in whole or in part on analyses performed by others. Although the overall size and number of participants in the market for senior loans has grown, senior loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of senior loans are generally subject to contractual restrictions that must be satisfied before a senior loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell senior loans, may negatively impact the transaction price and/or may result in delayed settlement of senior loan transactions or other illiquidity of such investments. As a result, transactions in senior loans that settle on a delayed basis may limit a Fund’s ability to make additional investments or satisfy the Fund’s redemption obligations. A Fund may seek to satisfy any short-term liquidity needs resulting from an extended trade settlement process by, among other things, selling portfolio assets, holding additional cash or entering into temporary borrowing arrangements with banks and other potential funding sources. In addition, loan investments may not be considered securities for all regulatory purposes and such investments may not have the protections of the federal securities as compared to other Fund investments. Junior loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower.

Lower-Rated Debt Securities (“Junk Bonds”) Risk

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns, periods of rising interest rates or individual corporate developments, which could adversely affect the value and market for these securities. In particular, low-rated and comparable unrated debt securities are often issued by smaller, less creditworthy companies or by highly levered (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. The Advisor and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk

Market risk is the risk that the markets on which a Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

In addition, the Funds may rely on various third-party sources to calculate their respective net asset values. As a result, the Funds are subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Funds’ calculations of their net asset values, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Funds may be unable to recover any losses associated with such failures.

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Discussion of Principal and Non-Principal Risks

Model and Data Risk

Given the complexity of the investments and strategies of the Funds, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Funds to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk

Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross- section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Mortgage-Related and Other Asset-Backed Securities Risk

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund, they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control. The value of municipal bonds can be significantly affected by the political, economic, legal, and legislative realities of the particular issuer’s locality, and a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. There is no guarantee that an active and robust market will exist for municipal bonds, and a Fund may find it difficult to purchase or sell such bonds at opportune times.

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Discussion of Principal and Non-Principal Risks

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax-exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax-exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

Non-Diversification Risk

A Fund may be non-diversified. Because a Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Overseas Exchanges Risk

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover Risk

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements Risk

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

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Discussion of Principal and Non-Principal Risks

Restricted and Illiquid Securities Risk

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which the Advisor and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities are securities that are subject to legal or contractual restrictions on resale and include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States. Restricted securities may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Short Sale Risk

Each Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Each Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Funds must set aside “cover” for short sales to comply with applicable SEC positions under the 1940 Act. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks Risk

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Sub-Advisor Risk

A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Subsidiary Risk (Salient Commodity Long/Short Strategy Fund; Salient Select Opportunity Fund)

A Fund, through its investments in the Subsidiary, will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and will be subject to the same risks applicable to similar investments held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

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Discussion of Principal and Non-Principal Risks

Tax Law Change Risk

As a Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio, and such a failure could also result in additional taxable income to a Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax-exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by a Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or a Fund’s performance.

Tax Law Change Risk (Salient Commodity Long/Short Fund; Salient Select Opportunity Fund)

Although the IRS has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity- linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly- owned offshore subsidiary, such as each Fund’s respective Subsidiary, that invests in such commodity-linked derivative instruments does constitute qualifying income. The Funds have not applied for such a private letter ruling, but rely upon an opinion of counsel based on customary representations that income derived from the respective Subsidiaries should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Funds from their respective Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect the Funds. It is possible that a Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Tax Risk

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If a Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Risk (Salient Commodity Long/Short Fund; Salient Select Opportunity Fund)

In order to qualify as a regulated investment company under Subchapter M of the Code, a Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Because income from certain commodity-linked derivative instruments in which a Fund invests is not considered qualifying income, the Fund will therefore attempt to restrict such income to a maximum of 10% of its gross income.

A Fund’s investment in its Subsidiary is expected to provide exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by a Subsidiary and imputed for income tax purposes to a Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Underlying Funds Risk

Because a Fund may be an “Underlying Fund” for one or more related fund of funds and, therefore, a significant percentage of the Fund’s outstanding shares may be held by such a fund of funds, a change in asset allocation by one or more fund of funds could result in purchases and redemptions of a large number of shares of the Underlying Fund, which could significantly affect the Underlying Fund in several respects, including: (i) potential disruption of the portfolio management processes of the Underlying Fund; (ii) increased tax liabilities for the Underlying Fund’s shareholders; (iii) increased portfolio transaction costs; and/or (iv) the adverse effect on an Underlying Fund’s expenses and/or impairment of an Underlying Fund’s viability as a result of a redemption of the Underlying Fund’s shares by the Allocation Fund(s).

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Discussion of Principal and Non-Principal Risks

In addition, potential conflicts of interest may arise in connection with the Advisor or an affiliate serving as investment advisor to the Underlying Funds and fund of funds. For example, the Advisor or an affiliate may elect to redeem shares of an Underlying Fund in cash when it would be in the best interests of the Underlying Fund to redeem “in kind.” Conflicts of interest may also arise when the Advisor or an affiliate votes proxies of an Underlying Fund on behalf of a fund of funds or when determining the timing of the payment of the proceeds of redemptions from an Underlying Fund. To address these and other potential conflicts, the fund of funds have adopted policies and procedures requiring the Advisor or an affiliate, to the extent consistent with the exercise of its fiduciary duty, to seek to mitigate any potential material adverse effects that might result from a fund of fund’s investments in an Underlying Fund.

Value Stocks Risk

Although a Fund may invest in securities that the Advisor and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Funds

Board of Trustees Oversight

The Board of Trustees’ (the “Board”) primary responsibility is oversight of the management of each Fund for the benefit of its shareholders, not day-to-day management. The Board authorizes Forward Funds (the “Trust”) to enter into service agreements with the Advisor and other service providers in order to provide necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this prospectus nor a Fund’s summary prospectus, the SAI, any documents filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Board of Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Board) may amend or use a new prospectus, summary prospectus, or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret or amend the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment restrictions) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI. More information about the Board of Trustees and its governance processes is included in the Management of the Funds section of the Funds’ SAI.

Investment Advisor/Portfolio Managers

Salient Management serves as investment advisor to each of the Salient FF Funds. Salient Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Salient Management is located at 101 California Street, 16th Floor, San Francisco, California 94111. As of March 31, 2016, Salient Management had approximately $3.075 billion of assets under management.

Salient Management has the authority to manage the Salient FF Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Salient Management has managed the Salient FF Funds since September 1998 and the Salient FF Funds are its principal investment advisory clients. Salient Management directly manages the assets of the Allocation Funds, Salient Commodity Long/Short Strategy Fund, Salient US Dividend Signal Fund, Salient EM Corporate Debt Fund, Salient EM Dividend Signal Fund, Salient Frontier Strategy Fund, Salient EM Infrastructure Fund, Salient High Yield Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, Salient Select Income Fund, and Salient Select Opportunity Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Salient Management also provides the Funds with ongoing management supervision and policy direction.

Salient Management performs additional services under the terms of the Advisory Agreement, including but not limited to: (i) providing compliance and risk monitoring services to the Funds; (i) reviewing and reporting to the Board on the performance of Sub-Advisors, (iii) providing office space and all necessary office facilities and equipment to perform its duties under the Advisory Agreement, (iv) permitting individuals who are principals, officers or employees of the Advisor to serve as a trustee or officer of the Trust without cost to the Funds, (v) furnishing any personnel (either as officers of a Fund or otherwise) to exercise oversight of and/or to conduct Fund operations and compliance and to monitor the services provided to the Fund by other service providers, including legal, accounting, administrative, transfer agency, audit, custody and other non-investment related services, and (vi) furnishing to, or placing at the disposal of the Funds, such information, reports, valuations, analyses and opinions as the Board may reasonably request or as the Advisor deems helpful to the Board. With the approval of the Board, Salient Management may elect to manage the Fund’s investments and determine the composition of the assets of the Fund.

On June 9, 2015, Salient Management was acquired by Salient, an asset manager headquartered in Houston, Texas advising across a broad spectrum of traditional and alternative investments. Subsequent to the acquisition, Salient Management continues to act as the investment advisor of the Funds as a wholly-owned subsidiary of Salient.

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Salient Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Salient Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

The Salient Select Opportunity Fund may invest in the Salient Select Opportunity (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Select Opportunity Subsidiary”), to seek exposure to restricted securities. The Select Opportunity Subsidiary has entered into a separate advisory agreement with Salient Management for the management of the Select Opportunity Subsidiary’s portfolio pursuant to which the Select Opportunity Subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the Select Opportunity Subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the Select Opportunity Subsidiary is in place.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Salient Management is responsible for monitoring and coordinating the overall management of the Funds. Salient Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, Salient Select Income Fund, and Salient Select Opportunity Fund are managed by and all investment decisions are made by:

Joel Beam. Mr. Beam has been a portfolio manager for Salient Management since June 2009. Mr. Beam leads the investment team of the Salient Select Income Fund and Salient Select Opportunity Fund and co-leads the investment team of the Salient Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties.

The Salient EM Dividend Signal Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund and Salient US Dividend Signal Fund are team managed and all investment decisions are made jointly and primarily by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Salient Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff leads the investment team of the Salient International Dividend Signal Fund, Salient EM Dividend Signal Fund, and Salient US Dividend Signal Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Salient Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Salient Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 to 2003, he was an Analyst with Putnam Lovell Securities, and from 1992 to 1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA.

Eric Sagmeister. Mr. Sagmeister is a Portfolio Manager for Salient Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since July 2013. From 2009 to June 2013, Mr. Sagmeister was Executive Director, European Equity Sales at Nomura Securities International. From 2008 to 2009, Mr. Sagmeister was Director, European Equity Sales for Merrill Lynch. From 2006 to 2008, Mr. Sagmeister was Vice President, European Equity Sales at Credit Suisse. Mr. Sagmeister also served as Investment Analyst for Global Utilities and Telecoms (2005 to 2006), Investment Analyst for International Equities (2002 to 2005) and Portfolio Administrator (1995 to 2001) at Nicholas Applegate Capital Management.

Paul Broughton, CFA. Mr. Broughton has been with Salient Management since December 2010 as Assistant Portfolio Manager. Prior to joining Salient Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

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Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Salient Management since June 2009. Mr. Visse leads the investment team of the Salient EM Infrastructure Fund. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco.

The Allocation Funds and the Salient Frontier Strategy Fund are by:

Nathan J. Rowader. Mr. Rowader has been with Salient Management since September 2008. Since 2015 Mr. Rowader has served as Senior Portfolio Manager. From 2008 to 2015 Mr. Rowader served as Director of Investments. Mr. Rowader leads the investment team of the Allocation Funds and Salient Adaptive US Equity Fund. Prior to joining Salient Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

The Salient Commodity Long/Short Strategy Fund is team managed and all investment decisions are made jointly and primarily by the team. The team is also primarily responsible for the day-to-day operation of the Salient Commodity Long/Short Strategy Fund’s Subsidiary. The members of the team are:

Roberto M. Croce, Ph.D. Dr. Croce leads the investment team of the Salient Commodity Long/Short Strategy Fund and its Subsidiary. Dr. Croce has been with Salient since 2011 where he serves as Director of Quantitative Research and his duties include building and implementing the models underlying Salient’s proprietary asset allocation tools, MLP hedging, hedge fund risk monitoring and manager selection. Prior to joining Salient, Dr. Croce worked on a consulting basis with the Teacher Retirement System of Texas to develop a suite of global strategic asset allocation models. Dr. Croce received M.A. and Ph.D. degrees in Economics from the Ohio State University in 2005 and 2011, respectively, where he published research about financial forecasting and taught courses in econometrics and financial economics.

Lee G. Partridge. Mr. Partridge has been with Salient Management since June 2015 as Chief Investment Officer. Mr. Partridge has also been with Salient since 2010 where he serves as Chief Investment Officer. Prior to joining Salient, Mr. Partridge was the founder and CEO of Integrity Capital, LLC from 2009 to 2010, prior to which he held various positions at the Teacher Retirement System of Texas, including head of fixed income and deputy chief investment officer. Mr. Partridge is both a Chartered Financial Analyst and a Chartered Alternative Investment Analyst and holds an MBA.

Nathan J. Rowader. Mr. Rowader has been with Salient Management since September 2008. Since 2015 Mr. Rowader has served as Senior Portfolio Manager. From 2008 to 2015 Mr. Rowader served as Director of Investments. Mr. Rowader leads the investment team of the Allocation Funds and Salient Adaptive US Equity Fund. Prior to joining Salient Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

The portfolio managers for the Salient EM Corporate Debt Fund and Salient High Yield Fund are:

James P. Sivco, CFA. Mr. Sivco, Senior Portfolio Manager, has been with Salient Management since January 2016. Mr. Sivco has also been with Salient since December 2005 where he was named a Senior Portfolio Manager in August 2015 and named Chief Investment Strategist in July 2013. From December 2005 to July 2013, he was a Portfolio Manager at Salient. Mr. Sivco leads the investment team of the Salient High Yield Fund. Mr. Sivco is a Chartered Financial Analyst.

David C. Hinman, CFA. Mr. Hinman has been a Senior Portfolio Manager with Salient Management since June 2015. Mr. Hinman leads the investment team of the Salient EM Corporate Debt Fund. Prior to joining Salient Management, Mr. Hinman was a Managing Principal and Chief Investment Officer of SW Asset Management, LLC (“SW”) from July 2009 to June 2015. Prior to founding SW, Mr. Hinman was Managing Director and Global Head of Credit for Drake Management LLC (September 2006 to July 2009), a Portfolio Manager for Ares Capital Corporation (March 2005 to June 2006), and a Portfolio Manager for Pacific Investment Management Company LLC (PIMCO) (July 1995 to February 2005). Mr. Hinman is a Chartered Financial Analyst and holds an MBA.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

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During the most recent fiscal year ended December 31, 2015, each Fund that has been in operation for a full fiscal year paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

Fund	Total Annual Advisory Fee (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Investment Advisor (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Sub-Advisor (as a Percentage of Daily Net Assets)
Salient Adaptive Balanced Fund	0.00%	0.00%	N/A
Salient Adaptive Income Fund	–0.40%	–0.40%	N/A
Salient Commodity Long/Short Strategy Fund(1)	1.00%	1.00%	N/A
Salient EM Corporate Debt Fund(4)	0.70%	0.70%	N/A
Salient EM Dividend Signal Fund	0.18%	0.18%	N/A
Salient EM Infrastructure Fund	0.90%	0.90%	N/A
Salient Frontier Strategy Fund	0.55%	0.55%	N/A
Salient High Yield Fund(5)	0.50%	0.39%	0.11%
Salient International Dividend Signal Fund	0.69%	0.69%	N/A
Salient International Real Estate Fund	1.00%	1.00%	N/A
Salient International Small Cap Fund(2)	0.96%	0.96%	N/A
Salient Real Estate Fund	0.85%	0.85%	N/A
Salient Select Income Fund	1.00%	1.00%	N/A
Salient Select Opportunity Fund(3)	0.53%	0.53%	N/A
Salient Tactical Growth Fund(2)	1.15%	1.15%	N/A
Salient Tactical Muni Strategy Fund(2)(6)	1.00%	1.00%	N/A
Salient Tactical Real Estate Fund	1.00%	1.00%	N/A
Salient US Dividend Signal Fund	0.33%	0.33%	N/A

(1)	The Subsidiary has entered into a separate advisory agreement with Salient Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the Subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the Subsidiary is in place.
(2)	The Fund pays advisory fees to Salient Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.
(3)	The Salient Select Opportunity Fund may invest in the Select Opportunity Subsidiary to seek exposure to restricted securities. The Select Opportunity Subsidiary has entered into a separate advisory agreement with Salient Management for the management of the Select Opportunity Subsidiary’s portfolio pursuant to which the Select Opportunity Subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the Select Opportunity Subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the Select Opportunity Subsidiary is in place.
(4)	From January 1, 2015 to June 8, 2015, the Fund paid an annual advisory fee (as a percentage of daily net assets, net of waivers) of 0.70% to Salient Management, which in turn paid an annual sub-advisory fee (as a percentage of daily net assets, net of waivers) of 0.35% to SW Asset Management, LLC for its services as a sub-advisor to the Fund. Effective, June 9, 2015, Salient Management assumed all responsibilities with respect to directing the investments of the Fund.
(5)	From January 1, 2015 to June 8, 2015 the Fund paid an annual advisory fee (as a percentage of daily net assets, net of waivers) of 0.25% to Salient Management and the Fund paid an annual sub-advisory fee (as a percentage of daily net assets, net of waivers) of 0.25% to First Western Capital Management Company (“First Western”) for its services as a sub-advisor to the Fund. From June 9, 2015 to December 31, 2015, the Fund paid an annual advisory fee (as a percentage of daily net assets, net of waivers) of 0.50% to Salient Management, which in turn paid First Western an annual sub-advisory fee (as a percentage of daily net assets, net of waivers) of 0.25% for its services as a sub-advisor to the Fund. Effective January 4, 2016, Salient Management assumed all responsibilities with respect to directing the investments of the Fund.
(6)

Pursuant to contractual agreement (“Expense Limitation Agreement”), the Advisor has agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Salient Tactical Muni Strategy Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) to certain levels. Pursuant to the Expense Limitation Agreement, the Salient Tactical Muni Strategy Fund will reimburse the Advisor for any waived fees or expense reimbursements previously made by the Advisor, provided that any such reimbursements will not cause the Fund’s operating expenses for Class A, Class C and Advisor Class shares to exceed the lower of the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, if any, and the reimbursement is made within three years following the year in which the

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expenses were incurred. The expense limits in existence during the previous three fiscal years were as follows: from January 1, 2013 to September 30, 2013, the limits for Class A and Class C shares were 2.14% and 2.59%, respectively; from January 1, 2013 to April 30, 2013, the limit for Advisor Class shares was 1.64%; from May 1, 2013 to September 30, 2013, the limit for Advisor Class shares was 1.69%; from October 1, 2013 to December 31, 2015, the limits for Class A, Class C and Advisor Class shares were 1.94%, 2.39% and 1.49%, respectively. As of December 31, 2015, the balances of recoupable expenses for the Fund’s Class A, Class C and Advisor Class shares were $18,565, $30,585 and $80,850, respectively.

Discussions regarding the basis for the Board’s approval of the investment management agreement for each of the Funds are available in the Funds’ annual and semi-annual reports for the fiscal year ended December 31, 2014 and the period ended June 30, 2015, respectively.

As discussed in the relevant “Fund Summary” sections above, the Advisor has agreed to limit the total expenses of certain of the Funds. Pursuant to these agreements, a Fund will reimburse the Advisor for any fee waivers or expense reimbursements made by the Advisor, provided that any such reimbursements made by the Fund to the Advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

Important Information about additional Salient Funds

The Allocation Funds may invest in the Class I shares of the following Salient Funds. However, in accordance with the Allocation Funds’ investment goals and strategies, Salient Management may select additional Salient Funds for investment. For a complete description of a Salient Fund, please see the Fund’s prospectus, which is available free of charge by calling 866-667-9228 or visiting www.salientpartners.com.

The chart below sets forth the expense ratio, after fee waivers (based on information as of December 31, 2015), for each of the Salient Funds in which the Allocation Funds may currently invest.

Salient Fund	Expense Ratio
Salient Adaptive Growth Fund (Class I)	1.33%
Salient Trend Fund (Class I)	1.55%

For the remainder of this section, “Fund” will refer to the applicable Salient Fund discussed therein.

Salient Adaptive Growth Fund: The Salient Adaptive Growth Fund seeks long term capital appreciation. The Fund invests primarily in futures contracts and other financially-linked derivatives and instruments whose performance is expected to correspond to global equity markets, global interest rates markets as reflected in the government bond markets of developed countries, global credit markets and global commodities markets. The Fund will also hold a large portion of its assets either directly or indirectly (through the Adaptive Growth Subsidiary, as discussed in the Fund’s prospectus) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Advisor’s investment process involves first the selection of representative assets within the equity, interest rates and commodities markets; then the measurement of the volatility and correlation of and among the selected assets; and finally the construction of a portfolio designed to balance the risk contribution of each asset class or strategy within the overall portfolio. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weighting of each security. In addition to the assets in the markets noted above, the Advisor attempts to capitalize on momentum (the continuation of recent price trends) by utilizing a trend- following strategy, which will invest long in assets exhibiting positive recent price movements and invest short in assets exhibiting declining recent price movements. The momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining. By attempting to allocate its portfolio with balanced risk weightings, the Advisor believes that the Fund can provide investors access to a potentially more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or to assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Salient Advisors, L.P. (“Salient Advisors”) serves as Advisor to the Salient Adaptive Growth Fund. Salient Advisors is a wholly-owned subsidiary of Salient.

Salient Trend Fund: The Salient Trend Fund seeks long term capital appreciation with low correlation to traditional core equity and bond market exposures. The Fund invests both long and short primarily in futures contracts and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The Fund will also hold a large portion of its assets either directly or indirectly (through the Trend Subsidiary) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

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The Advisor’s investment process begins with the construction of a proprietary, systematic trend-following strategy. Next, the Advisor determines which global markets are appropriate for this strategy. In certain circumstances, the Advisor may limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. The Advisor then constructs a portfolio in which it attempts to balance the risk contribution of each trend-following strategy and the asset classes within each strategy and for which it targets a 20% annualized standard deviation of returns. The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework.

Salient Advisors serves as Advisor to the Salient Trend Fund.

Sub-Advisors/Portfolio Managers

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Salient Management and in accordance with the investment objectives, policies, and restrictions of each Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

• Salient International Small Cap Fund

Salient Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Salient International Small Cap Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM is the institutional business division of The Pictet Group and includes all of the operating subsidiaries and divisions of The Pictet Group that carry on institutional asset management. As of February 29, 2016, PAM had approximately $147 billion of assets under management, and The Pictet Group had approximately $437 billion of assets under management and administration for institutional and private clients.

The Salient International Small Cap Fund is team managed and all investment management decisions are made jointly and primarily by the team. The team members are:

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants.

Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000 to 2007) and previously held the same position at HSBC Asset Management (1996 to 1999) and Lloyds Investment Management (1992 to 1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics.

• Salient Tactical Growth Fund

Salient Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Salient Tactical Growth Fund. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of December 31, 2015, Broadmark had assets under management of approximately $1.1 billion.

The portfolio manager of the Salient Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Co-Chief Executive Officer and has been Chief Investment Officer of Broadmark since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico.

• Salient Tactical Muni Strategy Fund

Salient Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Salient Tactical Muni Strategy Fund. PIMCO is located at 650 Newport Center Drive, Newport Beach, CA 92660). PIMCO has managed the Salient Tactical Muni Strategy Fund since November 13, 2013. PIMCO manages $1.43 trillion in assets, including $1.07 trillion in third party assets as of December 31, 2015.

The Salient Tactical Muni Strategy Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are:

Joseph Deane. Mr. Deane is an executive vice president in the New York office and co-head of municipal bond portfolio management. Prior to joining PIMCO in 2011, he was co-head of the tax-exempt department at Western Asset (WAMCO). Mr. Deane was previously a managing director and head of tax-exempt investments from 1993-2005 at Smith Barney/Citigroup Asset Management. Earlier in his career, he held senior portfolio management positions with Shearson and E.F. Hutton. Morningstar named him Fixed-Income Manager of the Year in 1996 and a finalist in 1995 and 2007. He has 45 years of investment experience and holds a bachelor’s degree from Iona College.

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Management of the Funds

David Hammer. Mr. Hammer is an executive vice president in the New York office and co-head of municipal bond portfolio management. He rejoined PIMCO in 2015 from Morgan Stanley, where he was managing director and head of municipal trading, risk management and research. Previously at PIMCO, he was a senior vice president and municipal bond portfolio manager; and prior to joining PIMCO in 2012, he was an executive director and head of the high yield and distressed municipal bond trading group at Morgan Stanley. He has 13 years of investment experience and holds an undergraduate degree from Syracuse University.

Joseph Deane is expected to retire at the end of May, 2016. Following Mr. Deane’s departure, the Fund will be managed solely by David Hammer.

Hiring Sub-Advisors Without Shareholder Approval

Salient Management and the Salient FF Funds have received an exemptive order from the SEC that permits Salient Management and its affiliated advisors subject to the approval of the Board of Trustees, to hire non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV per share of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities that are listed or traded on a national securities exchange or over-the-counter markets, and that are freely transferable will be valued at the last sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the mean of the closing bid and ask prices on the valuation day. If no bid or ask prices are quoted before closing, such securities will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

For all Funds, debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask price. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average bid and ask price; and (b) maturity of 60 days or less, at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Salient Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value. In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

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Futures, options on futures, and swap agreements that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures and swap agreements for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indices will be valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on the mean of the closing bid and ask prices obtained from an independent pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

Bank loans are primarily valued by using a composite loan price from an independent pricing service. The methodology used by the Funds’ independent pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:30 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable NAV, with the exception of exchange-traded investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Salient Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Salient Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Salient Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities and other investments in order to deter such market timing.

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How to Buy Shares

Class A Shares and Class C Shares

Initial purchases of Class A or Class C shares cannot be made directly from the Funds and must be made through a financial intermediary that has established an agreement with the Funds’ distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase you must complete an Account Application obtained from your financial intermediary that has established an agreement with the Funds’ distributor. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

The Funds will accept purchases only in US dollars drawn from US financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

After an account has been established for you, you can make subsequent purchases of Class A or Class C shares of a Fund through your financial intermediary or from the Funds, provided that your financial intermediary maintains an agreement with the Fund’s distributor. To purchase shares by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

As described in “Pricing of Fund Shares” below, when you purchase shares you will pay the NAV that is next calculated after we receive your order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class A or Class C shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive from your financial intermediary.

You may be prevented from making subsequent purchases of Class A or Class C shares of a Fund if you do not have a financial intermediary assigned to your account. Although you will be allowed to maintain your existing investment in Class A and/or Class C shares of a Fund, if you would like to make a subsequent purchase of shares of a Fund when you do not have a financial intermediary assigned to your account you must either (i) engage a new financial intermediary that has established an agreement with the Funds’ distributor to purchase Class A and/or Class C shares; or (ii) make the subsequent purchase in a class of shares that does not require a financial intermediary.

Class B Shares

The Funds no longer offer for sale Class B shares and shareholders are not able to make new or additional investments in Class B shares. Current Class B Shareholders are permitted to: (1) hold their Class B shares until they are converted to Class A shares; (2) exchange their Class B shares for Class B shares of another Fund that offers Class B shares, if any; (3) automatically reinvest dividends in Class B shares; and (4) make additional investments in other share classes of the Funds, subject to pricing and eligibility requirements of those other classes.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class B shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. The Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Advisor Class Shares

Advisor Class shares may only be purchased through asset allocation, wrap fee, and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Funds’ distributor, and through group retirement plans. The use of Advisor Class shares will depend on the structure of the program offered by a particular financial intermediary or the particular group retirement plan.

Advisor Class shares may also be purchased by officers, directors, trustees, and employees of Salient Funds, Salient Management and their affiliates.

Depending upon the terms of the program offered by your financial intermediary, your financial intermediary may charge transaction or service fees in connection with your investment in Advisor Class shares of a Fund. Your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

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Share Classes

Share Classes Offered by each Fund*

Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Advisor Class	Class Z
Salient Adaptive Balanced Fund	Yes	Yes	Yes	No	Yes	No	No
Salient Adaptive Income Fund	Yes	Yes	Yes	No	Yes	No	No
Salient Adaptive US Equity Fund	Yes	Yes	No	No	No	No	Yes
Salient Commodity Long/Short Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Salient EM Corporate Debt Fund	Yes	Yes	No	No	Yes	Yes	No
Salient EM Dividend Signal Fund	Yes	Yes	No	No	Yes	Yes	No
Salient EM Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Salient Frontier Strategy Fund	Yes	Yes	No	No	No	Yes	Yes
Salient High Yield Fund	Yes	Yes	No	No	Yes	No	Yes
Salient International Dividend Signal Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient International Real Estate Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient International Small Cap Fund	Yes	Yes	No	No	Yes	Yes	No
Salient Investment Grade Fund	Yes	Yes	No	No	No	No	Yes
Salient Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Salient Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Salient Select Opportunity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient Tactical Muni Strategy Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient Tactical Real Estate Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Salient US Dividend Signal Fund	Yes	Yes	Yes	No	Yes	Yes	No

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class
•	Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Class A Shares and Class C Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

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Subsequent investments in Class A shares or Class C shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

The Fund may, in its sole discretion, waive or reduce any minimum investment requirements.

Automatic Investment Plan for Class A Shares and Class C Shares

The Funds offer an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

Minimum Investment Amount per Fund for Advisor Class Shares

The Fund may, in its sole discretion, waive or reduce any minimum investment requirements.

Advisor Class—Minimum Account Size

The Funds reserve the right to redeem shares in the account of any financial intermediary for their then-current value (which will be promptly paid to the financial intermediary), if, due to redemption by the financial intermediary, the account does not have a value of at least $500,000 of Advisor Class shares of one or more Funds within one year from the date of initial purchase of Advisor Class shares of a Fund by a financial intermediary. A financial intermediary will receive advance notice of a redemption and will be given at least 30 days to bring the value of the account up to at least $500,000.

Salient Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Sales Charges

Class A Shares

For the Salient US Dividend Signal Fund, Salient EM Infrastructure Fund, Salient Adaptive Balanced Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, Salient Select Income Fund, and Salient Select Opportunity Fund, the maximum sales charge on the purchase of Class A shares is 5.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges are:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.50%	4.71%	3.75%
$100,000 to $249,999.99	3.50%	3.63%	2.75%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $749,999.99	2.00%	2.04%	1.60%
$750,000 to $999,999.99	1.50%	1.52%	1.20%
$1,000,000 & Above[1]	0.00%	0.00%	up to 1.00%

1	Investors who purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge of up to 1.00% if the shares are redeemed within 18 months of their purchase.

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For the Salient Tactical Muni Strategy Fund and Salient Tactical Growth Fund, the maximum sales charge on the purchase of Class A shares is 5.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges are:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.50%	4.71%	3.75%
$100,000 to $249,999.99	3.50%	3.63%	2.75%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $749,999.99	2.00%	2.04%	1.60%
$750,000 to $999,999.99	1.50%	1.52%	1.20%
$1,000,000 & Above[1]	0.00%	0.00%	up to 0.50%

1	Investors who purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge of up to 0.50% if the shares are redeemed within 18 months of their purchase.

For the Salient Adaptive Income Fund, the maximum sales charge on the purchase of Class A shares is 3.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges for the Salient Adaptive Income Fund are:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
Less than $100,000	3.75%	3.90%	3.25%
$100,000 – $249,999.99	3.50%	3.63%	3.00%
$250,000 – $499,999.99	2.50%	2.56%	2.10%
$500,000 – $749,999.99	2.00%	2.04%	1.75%
$750,000 to $999,999.99	1.50%	1.52%	1.25%
$1 million & above[1]	0.00%	0.00%	up to 0.75%

1	Investors who purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge of up to 0.75% if the shares are redeemed within 18 months of their purchase.

If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount. The distributor may pay the selling financial intermediary up to 1.00% (as noted in the tables above) of the offering price. However, if you sell these shares (for which you did not pay a front-end sales charge) within eighteen months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of the amount paid to the selling financial intermediary, not to exceed the amounts noted in the tables above. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the eighteen-month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than eighteen months, using the anniversary date of a transaction to determine the “eighteen-month” mark. As an example, shares purchased on December 1, 2014 would be subject to the CDSC if they were redeemed on or prior to June 1, 2016. On or after June 2, 2016, they would not be subject to the CDSC. The CDSC primarily goes to the distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

Reduced Sales Charge for Class A Shareholders

As noted in the table above, discounts (“breakpoints”) are available for larger purchases. There are several ways for shareholders to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current and past purchases in any of the Class A shares of the Salient Funds. To determine

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whether or not a reduced initial sales charge applies to a proposed purchase, we take into account not only the money that is invested upon such proposed purchase, but also the value of all Class A shares of the Salient Funds that we currently have associated with you, calculated at their historical cost and/or offering price.

You can minimize sales charges in any of the following ways:

1.	Increase your initial Class A investment amount to reach a higher discount level.

2.	Right of Accumulation. Add to an existing Class A shareholder account so that the current offering price value (or if greater, the amount of the initial purchase less any redemptions) of the total combined holdings in Class A reaches a higher discount level.

3.	Letter of Intent. Inform the Funds that you wish to sign a non-binding Letter of Intent to purchase an additional value of Class A shares over a 13-month period at a level that would entitle you to a higher discount level.

4.	Combined Purchase Privilege. Combine the following investor accounts to qualify for a reduced sales charge:

(a)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(b)	An individual, his or her spouse, and children under age 21, purchasing for his, her or their own account;

(c)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(d)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or to obtain the Right of Accumulation, when each such purchase is made, the investor or financial intermediary must provide us with sufficient information at the time of purchase to verify that the purchase qualifies for the privilege or discount. Because breakpoint eligibility may be determined based on historical cost, you should retain any records necessary to substantiate those costs in cases where the Salient Funds, their transfer agent, and financial intermediaries do not maintain this information.

It may be necessary for an investor to provide the following information or records to a Fund or his or her financial intermediary in order to verify his or her eligibility for a breakpoint discount: (a) information or records regarding shares of the Fund or other Salient Funds held in all accounts (e.g., retirement accounts) of the investor at the financial intermediary; (b) information or records regarding shares of the Fund or other Salient Funds held in any account of the shareholder at another financial intermediary; and (c) information or records regarding shares of the Fund or other Funds held at any financial intermediary by related parties of the investor, such as members of the same family or household. If an investor fails to identify necessary breakpoint information, at the time of purchase, the investor may not receive the breakpoints that would otherwise be available.

Reinstatement Privilege for Class A Shares

An investor who has sold Class A shares of a Fund may, upon prompt written notification to Salient Funds, reinvest the proceeds of such sale in Class A shares of any of the Salient Funds within 120 days of the sale, and any such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Salient Funds for additional information prior to exercising this privilege.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of a Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax advisor for more information concerning tax treatment of such transactions.

Waiver of Initial Sales Charges for Class A Shares

A Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including shares purchased by:

•	Officers, directors, trustees, and employees of Salient Funds, Salient Management, Salient Advisors, L.P., Salient Capital Advisors, LLC, sub-advisors, and their respective affiliates.
•	ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares.
•	Registered representatives and employees of financial intermediaries with a current selling agreement with the distributor or Salient Management and their affiliates.
•	Clients of financial intermediaries using Salient Funds in fee-based investment products under a signed agreement with the distributor or Salient Management.
•	Accounts managed by registered investment advisers or bank trust departments.

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•	Employees of designated asset management firms, other service providers, and their affiliates.
•	Immediate family members of all such persons as described above.
•

Certain qualified plans; employer-sponsored defined contribution-type plans, including certain 403(b) plans, that invest $1 million or more and have 100 or more eligible employees; other retirement plans, endowments or foundations with $50 million or more in assets; and other institutional funds; provided that the Funds have an agreement with the financial intermediary, record keeper, retirement plan or third party that provides for the waiver of sales charges for such account and/or plan types. Retirement and benefit plans that may be eligible for the waiver include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

•	Financial intermediary supermarkets and fee-based platforms.
•	Individual Retirement Account rollovers involving retirement plan assets invested in the Salient Funds at the time of the rollover that are contributed to an IRA held directly with the Salient Funds.
•	Documentation must be provided at the time of the rollover purchase in order to be eligible for the sales charge waiver.
•	Only the rollover amount will have the sales charge waived.

Salient Funds reserves the right to waive or update these waiver requirements at its discretion.

Class B Shares

If you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the net asset value at the time of purchase or the net asset value at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

The CDSC is imposed according to the following schedule:

Years Since Purchase	CDSC

1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
7	0.00%

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

Conversion Feature—Class B Shares

•	Class B shares automatically convert to Class A shares of a Fund after 8 years on the 3rd business day of the month in which they were originally purchased.
•

After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any taxable event.

Class C Shares

There is no sales charge on the purchase of Class C shares. The offering price is the net asset value per share. The maximum purchase amount for the Class C shares is $999,999.99. Purchasers of $1 million or more in shares of a Fund will not be able to purchase Class C shares of a Fund. Depending on each investor’s specific situation, Class C shares may have a higher expense ratio and pay lower dividends than other share classes offered by the Fund because the distribution and service fee for the Class C shares are higher than the distribution and service fee for other share classes (if applicable). Furthermore, the length of the holding period for the deferred sales charge for Class C shares (as discussed below) may differ from the length of the deferred sales charge holding period for other share classes offered by the Fund (if applicable). You should speak with your financial advisor to help you decide which share class is best for you.

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The Fund’s distributor pays 1.00% of the amount invested to financial intermediaries who sell Class C shares of the Fund. Investors purchasing Class C shares pay a CDSC of 1% if such shares are held for less than one year. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the Fund’s distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Fund will use the first-in, first-out (FIFO) method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the “one year” mark. As an example, shares purchased on December 1, 2015 would be subject to the CDSC if they were redeemed on or prior to December 1, 2016. On or after December 2, 2016, they would not be subject to the CDSC.

Class C shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

Waiver of CDSC

A Fund may waive the imposition of a CDSC on redemptions of Class A, Class B or Class C shares of the Fund under certain circumstances and conditions, including without limitation the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•

Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Funds.

•	Forced redemptions made by the Funds of shares held by shareholders whose account has a value of less than $500.
•	Redemptions made by ReFlow.
•	Redemptions in cases of natural disaster affecting shareholders.
•

Certain qualified plans; employer-sponsored defined contribution-type plans, including certain 403(b) plans, that invest $1 million or more and have 100 or more eligible employees; other retirement plans, endowments or foundations with $50 million or more in assets; and other institutional funds; provided that the Funds have an agreement with the financial intermediary, record keeper, retirement plan or third party that provides for the waiver of CDSCs for such account and/or plan types. Retirement and benefit plans that may be eligible for the waiver include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Funds prior to the redemption request to ensure your receipt of the waiver. Please call (800) 999-6809 for additional information.

Exchange Privilege

Exchanges of Class A, Class B, and Class C Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust (including that your financial intermediary maintain an agreement with the Funds’ distributor), you may exchange your Class A, Class B or Class C shares of any Fund for the same class shares of any other Salient FF Fund. Please check with the Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Salient FF Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Class A shares of a Fund initially purchased subject to a front-end sales load may generally be exchanged for Class A shares of another Fund without the payment of an additional front-end sales load. If you exchange Class A shares of a Fund for Class A shares of another Fund that is subject to a higher front-end sales load, you will be charged the difference between the two sales loads. If the front-end sales load was waived for your initial purchase of Class A shares, you may be subject to the imposition of a front-end sales load upon exchanging into Class A shares of another Fund. If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Fund.

If your Class A, Class B or Class C shares are subject to a CDSC, and you exchange them for Class A, Class B or Class C shares subject to a CDSC, the shares will be subject to the higher applicable CDSC of the two classes and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased.

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Shareholders should read the prospectus for any other Salient Fund into which they are considering exchanging.

Exchanges of Class A, Class B or Class C Shares for a Different Class within the Same Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust (including that your financial intermediary maintain an agreement with the Funds’ distributor), you may exchange your Class A, Class B, and Class C shares for Investor Class, Institutional Class or Advisor Class shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Class A, Class B, and Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class or Investor Class shares.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

Exchanges of Advisor Class Shares for the Same Class Shares of Any Other Fund

Subject to such limitations as may be imposed by the Trust, you may exchange your Advisor Class shares of any Fund for Advisor Class shares of any other Fund, if available, by having your financial intermediary process your exchange request. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one Fund followed by a purchase of shares in another Fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Advisor Class Shares for Investor Class Shares within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Advisor Class shares of any Fund for Investor Class shares of the same Fund, if available, by having your financial intermediary process your exchange request. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the transfer agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the transfer agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, Salient Funds may suspend a shareholder’s exchange privilege if, in the judgment of the Advisor, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Funds or all Funds may be offered in your state of residence. Contact your financial intermediary or the transfer agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Salient Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Please contact your financial intermediary if you are considering an exchange of your Advisor Class shares of a Fund.

Pricing of Fund Shares

When you purchase shares, you will pay the NAV (plus any applicable sales load) that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the

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order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

Each of the Salient Commodity Long/Short Strategy Fund and Salient Select Opportunity Fund may invest up to 25%, at the time of initial investment, of its total assets in shares of its Subsidiary, which percentage may vary after investment. Each Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of each Subsidiary fluctuates with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Salient Commodity Long/Short Strategy Fund and Salient Select Opportunity Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Salient Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Salient Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery—Class A, Class B and Class C Shares

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations, or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.salientpartners.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

Online Account Access—Class A, Class B and Class C Shares

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.salientpartners.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact the Funds at (800) 999-6809.

Other Information—Class A, Class B and Class C Shares

The issuance of shares is recorded electronically on the books of Salient Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

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You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Salient Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

The Funds reserve the right to refuse any request to purchase shares.

The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Account Statements and Other Information—Advisor Class Shares

You will receive your quarterly account statements, transaction confirmations, and other important information concerning your investment in Advisor Class shares of the Funds from your financial intermediary. Your financial intermediary can provide you with additional information, including online account access (if available).

The issuance of shares is recorded electronically on the books of Salient Funds. Certificates representing shares of the Funds will not be issued.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ distributor, Salient Funds, or their agent, and subject to any applicable CDSC. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Salient Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Salient Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

Shares will be redeemed at the next NAV calculated after the transfer agent receives the redemption request in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

How to Redeem Shares

Neither the investment advisor, the distributor, the transfer agent, Salient Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Salient Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

Class A, Class B and Class C Shares

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Salient Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time

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is $100,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Salient Funds.

By Mail

To redeem by mail, you must send a written request for redemption to Salient Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s transfer agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is payable to the shareholder(s) of record; (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file; (3) the address of record and banking instructions have not changed in the last 30 days; and (4) an application is on file with the transfer agent. The transfer agent cannot send an overnight package to a post office box.

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Salient Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Salient Funds account. Your Salient Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Salient Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

Advisor Class Shares

You may only redeem your Advisor Class shares by having your financial representative process your redemption. Your financial representative will be responsible for furnishing all necessary documents to the Funds and may charge you for this service.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Salient Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Salient Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Salient Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

Class A, Class B and Class C Shares

At various times, Salient Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to 10 days. Salient Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Salient Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Salient Funds, P.O. Box 1345, Denver, CO 80201.

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Salient Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

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By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Salient Funds Account Application.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Salient Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Salient Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Salient Funds for up to seven days if Salient Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Salient Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Salient Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 10 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Salient Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Salient Funds.

Advisor Class Shares

Please contact your financial intermediary for additional information regarding the payment of redemption proceeds.

Significant Shareholder Purchases And Redemptions

The Funds are subject to the risk that a large shareholder can purchase or redeem a large percentage of Fund shares at any time. Significant shareholder purchases and redemptions may adversely impact a Fund’s portfolio management. For example, a Fund may be forced to sell a comparatively large portion of its portfolio to meet significant shareholder redemptions, or hold a comparatively large uninvested cash position in its portfolio to meet significant shareholder purchases, in each case when the Fund otherwise would not seek to do so. Such shareholder transactions may cause a Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also cause a Fund to incur high turnover, increase a Fund’s transaction costs, accelerate the realization of taxable income if sales of securities resulted in gains, or otherwise cause a Fund to perform differently than intended. Similarly, significant shareholder purchases may adversely affect a Fund’s performance to the extent the Fund is delayed in investing new cash and, as a result, holds a proportionally larger cash position than under ordinary circumstances and such impact may be heightened in funds of funds. Under certain circumstances, a Fund may also experience frequent large shareholder transactions. While such risks may apply to Funds of any size, such risks are heightened in Funds with fewer assets under management. In addition, new Funds may not be able to fully implement their investment strategy immediately upon commencing investment operations, which could reduce investment performance.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size) and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements. In addition, purchases and sales by the Allocation Funds in certain Underlying Funds may be exempt from certain limitations under these frequent trading policies in order to allow the Allocation Funds to manage their cash flows and reallocate portfolio investments in the Underlying Funds according to their allocation targets. However, this activity is monitored and Salient Management seeks to minimize the impact of such activity on the Underlying Funds to the extent reasonably possible.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

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Policies Concerning Frequent Purchases and Redemptions

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plans

The Funds have adopted distribution plans under Rule 12b-1 (each a “Plan” and collectively, the “Plans”) for Class A, Class B, and Class C shares of certain Funds that allow each Fund to pay for the sale and distribution of its shares. A Fund may make payments under a Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under a Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plans, a Fund may pay one or more persons or entities a fee up to the following annual rates for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Class A, Class B, and Class C shares of a Fund:

	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)
Fund Name	Class A		Class B	Class C

Salient Adaptive Balanced Fund	0.35%		N/A	0.75%
Salient Adaptive Income Fund	0.35	%(1)	N/A	0.75%
Salient Commodity Long/Short Strategy Fund	N/A		N/A	0.75%
Salient EM Corporate Debt Fund	N/A		N/A	0.75%
Salient EM Dividend Signal Fund	N/A		N/A	0.75%
Salient EM Infrastructure Fund	0.35	%(1)	0.75%	0.75%
Salient High Yield Fund	N/A		N/A	0.75%
Salient International Dividend Signal Fund	0.35%		N/A	0.75%
Salient International Real Estate Fund	0.35	%(1)	N/A	0.75%
Salient International Small Cap Fund	N/A		N/A	0.75%
Salient Real Estate Fund	0.35	%(1)	N/A	0.75%
Salient Select Income Fund	0.35	%(1)	0.75%	0.75%
Salient Select Opportunity Fund	0.35%		N/A	0.75%
Salient Tactical Growth Fund	0.35%		N/A	0.75%
Salient Tactical Muni Strategy Fund	0.35%		N/A	0.75%
Salient Tactical Real Estate Fund	0.35	%(1)	0.75%	0.75%
Salient US Dividend Signal Fund	0.35%		N/A	0.75%

(1)	The Fund is currently authorized to pay 0.25% with respect to Class A shares.

A Rule 12b-1 distribution plan has not been adopted for Advisor Class shares.

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Distribution and Shareholder Services Plans

Payments available under the Plans may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Class A, Class B, and Class C shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Each of the Plans recognizes that Salient Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plan

The Funds have adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to Class A, Class B, Class C, and Advisor Class shares of certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

Payments under the Shareholder Services Plan are calculated daily and paid monthly, and are not to exceed the following annual rates:

	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)
Fund Name	Class A	Class B	Class C	Advisor Class
Salient Adaptive Balanced Fund	None	N/A	0.25%	N/A
Salient Adaptive Income Fund	None	N/A	0.25%	N/A
Salient Commodity Long/Short Strategy Fund	N/A	N/A	0.25%	0.10%
Salient EM Corporate Debt Fund	N/A	N/A	0.25%	0.10%
Salient EM Dividend Signal Fund	N/A	N/A	0.25%	0.10%
Salient EM Infrastructure Fund	0.20%	0.25%	0.25%	0.10%
Salient Frontier Strategy Fund	N/A	N/A	N/A	0.10%
Salient High Yield Fund	N/A	N/A	0.25%	N/A
Salient International Dividend Signal Fund	0.20%	N/A	0.25%	0.10%
Salient International Real Estate Fund	0.20%	N/A	0.25%	0.10%
Salient International Small Cap Fund	N/A	N/A	0.25%	0.10%
Salient Real Estate Fund	0.20%	N/A	0.25%	N/A
Salient Select Income Fund	0.20%	0.25%	0.25%	0.10%
Salient Select Opportunity Fund	0.20%	N/A	0.25%	0.10%
Salient Tactical Growth Fund	0.20%	N/A	0.25%	0.10%
Salient Tactical Muni Strategy Fund	0.20%	N/A	0.25%	0.10%
Salient Tactical Real Estate Fund	0.20%	0.25%	0.25%	0.10%
Salient US Dividend Signal Fund	0.20%	N/A	0.25%	0.10%

Payments available under the Shareholder Services Plan may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to each Fund’s Class A, Class B, Class C, and Advisor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Networking, Sub-Transfer Agency and Administrative Fees

Certain financial intermediaries may contract with the Funds, Salient Management and its affiliates, or the distributor to perform certain networking, sub-transfer agency or administrative services for shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive networking, sub-transfer agency or administrative fees, a portion of which may be paid by the Funds. Any such payments by the Funds to a financial intermediary for networking, sub-transfer agency or administrative services are in addition to any shareholder services fees payable to the financial intermediary by the Funds.

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Additional Payments to Intermediaries

Salient Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Salient Management or its affiliates. A sub-advisor may contribute to the additional payments made by Salient Management or its affiliates to financial intermediaries.

Revenue sharing arrangements occur when Salient Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	Payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

Payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“Marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	Provision of educational programs, including information and related support materials; and
•

Occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Salient Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2016, as described in this section, is contained in the “Additional Payments to Financial Intermediaries” section of the SAI. Salient Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

A Fund will normally pay a capital gain distribution in December, if available, and a spillover capital gain distribution (i.e., a type of distribution the Fund elects to treat as paid during a taxable year although the distribution is actually paid by the Fund in the subsequent year), if available. However, a Fund may determine that a capital gain distribution will instead be of record and payable at other times, and a Fund may also make additional distributions of capital gains during a year.

The following Funds expect to declare and pay income dividends annually, if available:

Salient Commodity Long/Short Strategy Fund	Salient International Small Cap Fund
Salient EM Dividend Signal Fund	Salient Tactical Growth Fund
Salient Frontier Strategy Fund

The following Funds expect to declare and pay income dividends quarterly, if available:

Salient Adaptive Balanced Fund	Salient Tactical Muni Strategy Fund
Salient EM Corporate Debt Fund	Salient Tactical Real Estate Fund
Salient EM Infrastructure Fund	Salient Select Income Fund
Salient Real Estate Fund	Salient Select Opportunity Fund
Salient International Real Estate Fund

The following Funds expect to declare and pay income dividends monthly, if available:

Salient Adaptive Income Fund	Salient US Dividend Signal Fund
Salient International Dividend Signal Fund	Salient High Yield Fund

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Salient FF Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Salient Funds, P.O. Box 1345, Denver, CO 80201.

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Dividends and Taxes

Tax-Exempt Income

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year (which may be the case with respect to the Salient Tactical Muni Strategy Fund), the Fund will be able to report distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to report any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains generally will be includable in the taxable income of the Fund’s investors.

Federal Taxes

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund reports a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Current tax law generally provides for a maximum tax rate for individual taxpayers of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term gains and on certain qualifying dividends on corporate stock. Certain Funds do not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to the shares on which distributions of qualifying dividends are made in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed the ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

As described above, if a Fund (such as the Salient Tactical Muni Strategy Fund) invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). A Fund’s exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you will be treated as if you sold them and any gain on the transaction will be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Any loss realized upon the sale or exchange of Fund shares that you held for less than six months may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to such shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

The Funds are required to report to you and the Internal Revenue Service annually the cost basis information for sale transactions of shares purchased on or after January 1, 2012. You may elect to have one of several cost basis methods applied to your account when calculating the cost basis of shares sold, including average cost, first-in, first-out (FIFO), or another specific method. Unless you instruct otherwise, a Fund will use average cost as its default cost basis method. If you would like to use

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Dividends and Taxes

the average cost method of calculation, no action is required. To elect an alternative method, you should contact the Funds at (800) 999-6809 or Salient Funds, P.O. Box 1345, Denver, CO 80201. If your account is held with a financial intermediary, contact your financial intermediary regarding the reporting of cost basis and available elections for your account. You should consult your tax advisor to determine the best cost basis method for your situation.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, or if you are a non-U.S. entity, each Fund will generally withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

Federal Income Tax Information for the Salient Commodity Long/Short Strategy Fund

The Salient Commodity Long/Short Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The IRS has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gains generated by investments in commodity index-linked notes and income generated by investments in a subsidiary. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure. Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. Furthermore, the tax treatment of the Fund’s investments in commodity-linked notes and the Subsidiary may be adversely affected by future legislation, court decisions, future IRS guidance, or Treasury regulations.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation, court decisions, future IRS guidance, or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which could result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

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Dividends and Taxes

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the Fund. It is expected that all of the Subsidiary’s income will be subpart F income. The Fund’s tax basis in the Subsidiary will be increased as a result of the Fund’s recognition of the Subsidiary’s subpart F income. The Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously undistributed subpart F income, although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.

Investment in Real Estate Investment Trusts

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT generally do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Salient Select Income Fund intends to, and the other Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Salient Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Portfolio Holdings Disclosure

The Funds disclose all portfolio holdings of each Fund, excluding any Funds that primarily invest in master limited partnerships, as of the end of each month on its website at www.salientpartners.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Salient Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, the Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the transfer agent at (800) 999-6809. You may also notify the transfer agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the transfer agent receives your request to stop householding.

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General Information

You can obtain current price, yield, and other performance information on any of the Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about the Funds, write to Salient Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Information for the fiscal year ended December 31, 2015 for these Funds has been audited by KPMG LLP, whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports that were filed with the SEC on March 7, 2016 (Accession No. 0001193125-16-494700). Information for the fiscal years ended December 31, 2011 through and including 2014 for these Funds has been audited by the Funds’ predecessor independent registered public accounting firm.

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Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive Balanced Fund - Class A
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011
Net asset value, beginning of period	$14.32	$14.90	$14.08	$12.94	$14.72
Income/(loss) from operations:
Net investment income(b)	0.31	0.65	0.46	0.38	0.17
Net realized and unrealized gain/(loss) on investments	(1.40)	(0.57)	0.81	1.19	(1.01)
Total from investment operations	(1.09)	0.08	1.27	1.57	(0.84)
Less distributions:
From investment income	(0.36)	(0.66)	(0.45)	(0.43)	(0.16)
From capital gains	—	—	—	—	(0.78)
Total distributions	(0.36)	(0.66)	(0.45)	(0.43)	(0.94)
Net increase/(decrease) in net asset value	(1.45)	(0.58)	0.82	1.14	(1.78)
Net asset value, end of period	$12.87	$14.32	$14.90	$14.08	$12.94
Total Return(c)	(7.73)%	0.44%	9.15%	12.25%	(5.73)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,365	$7,933	$10,058	$10,553	$12,709
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.18%	4.28%	3.12%	2.78%	1.14%
Operating expenses including expense paid directly by the advisor(d)	0.86%	0.67%	0.64%	0.61%	0.56%
Net investment income excluding expense paid directly by the advisor	2.08%	4.18%	3.02%	2.67%	1.00%
Operating expenses excluding expense paid directly by the advisor(d)	0.96%	0.77%	0.74%	0.72%	0.70%
Portfolio turnover rate	52%	62%	83%	89%	84%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.
(e)	Prior to May 1, 2016, the Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund.

148

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive Balanced Fund - Class C
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011
Net asset value, beginning of period	$14.20	$14.78	$13.96	$12.83	$14.63
Income/(loss) from operations:
Net investment income(b)	0.22	0.53	0.34	0.27	0.07
Net realized and unrealized gain/(loss) on investments	(1.39)	(0.56)	0.84	1.21	(0.99)
Total from investment operations	(1.17)	(0.03)	1.18	1.48	(0.92)
Less distributions:
From investment income	(0.27)	(0.55)	(0.36)	(0.35)	(0.10)
From capital gains	—	—	—	—	(0.78)
Total distributions	(0.27)	(0.55)	(0.36)	(0.35)	(0.88)
Net increase/(decrease) in net asset value	(1.44)	(0.58)	0.82	1.13	(1.80)
Net asset value, end of period	$12.76	$14.20	$14.78	$13.96	$12.83
Total Return(c)	(8.36)%	(0.23)%	8.49%	11.57%	(6.31)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,238	$7,576	$10,881	$14,018	$20,321
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	1.56%	3.53%	2.30%	2.00%	0.50%
Operating expenses including expense paid directly by the advisor(d)	1.51%	1.32%	1.29%	1.26%	1.21%
Net investment income excluding expense paid directly by the advisor	1.46%	3.43%	2.20%	1.89%	0.36%
Operating expenses excluding expense paid directly by the advisor(d)	1.61%	1.42%	1.39%	1.37%	1.35%
Portfolio turnover rate	52%	62%	83%	89%	84%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.
(e)	Prior to May 1, 2016, the Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund.

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Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive Income Fund - Class A
	Years Ended December 31,
	2015(a)(h)	2014		2013		2012(b)	2011
Net asset value, beginning of period	$14.61	$15.35		$15.34		$14.51	$14.39
Income/(loss) from operations:
Net investment income(c)	0.63	0.82		0.84		0.85	0.66
Net realized and unrealized gain/(loss) on investments	(1.70)	(0.11)		(0.07)		0.74	0.13
Total from investment operations	(1.07)	0.71		0.77		1.59	0.79
Less distributions:
From investment income	(0.59)	(0.80)		(0.71)		(0.76)	(0.67)
From capital gains	—	(0.65)		(0.05)		—	—
Total distributions	(0.59)	(1.45)		(0.76)		(0.76)	(0.67)
Net increase/(decrease) in net asset value	(1.66)	(0.74)		0.01		0.83	0.12
Net asset value, end of period	$12.95	$14.61		$15.35		$15.34	$14.51
Total Return(d)	(7.52)%	4.58%		5.10%		11.25%	5.59%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,602	$1,958		$2,817		$693	$274
Ratios to average net assets:
Net investment income including waiver and expense paid directly by the advisor	4.44%	5.26%		5.42%		5.73%	4.50%
Operating expenses including waiver and expense paid directly by the advisor(e)	0.64%	0.71	%(f)	0.74	%(g)	0.77%	0.70%
Net investment income excluding waiver and expense paid directly by the advisor	3.91%	5.04%		5.35%		5.62%	4.38%
Operating expenses excluding waiver and expense paid directly by the advisor(e)	1.17%	0.93%		0.81%		0.88%	0.82%
Portfolio turnover rate	212%	191%		95%		135%	38%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Excludes expenses of the affiliated funds in which the Fund invests.
(f)	Effective October 1, 2014, the annual expense limitation rate changed from 0.74% to 0.64%.
(g)	Effective May 1, 2013, the Advisor agreed to limit expenses at 0.74%.
(h)	Prior to May 1, 2016, the Salient Adaptive Income Fund was known as the Forward Income Builder Fund.

150

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive Income Fund - Class C
	Years Ended December 31,
	2015(a)(h)	2014		2013		2012(b)	2011
Net asset value, beginning of period	$14.54	$15.29		$15.30		$14.47	$14.36
Income/(loss) from operations:
Net investment income(c)	0.46	0.71		0.62		0.62	0.57
Net realized and unrealized gain/(loss) on investments	(1.62)	(0.11)		0.02		0.86	0.10
Total from investment operations	(1.16)	0.60		0.64		1.48	0.67
Less distributions:
From investment income	(0.49)	(0.70)		(0.60)		(0.65)	(0.56)
From capital gains	—	(0.65)		(0.05)		—	—
Total distributions	(0.49)	(1.35)		(0.65)		(0.65)	(0.56)
Net increase/(decrease) in net asset value	(1.65)	(0.75)		(0.01)		0.83	0.11
Net asset value, end of period	$12.89	$14.54		$15.29		$15.30	$14.47
Total Return(d)	(8.18)%	3.86%		4.28%		10.45%	4.76%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,050	$7,768		$6,971		$5,775	$5,354
Ratios to average net assets:
Net investment income including waiver and expense paid directly by the advisor	3.24%	4.54%		4.04%		4.22%	3.95%
Operating expenses including waiver and expense paid directly by the advisor(e)	1.39%	1.46	%(f)	1.48	%(g)	1.56%	1.48%
Net investment income excluding waiver and expense paid directly by the advisor	2.75%	4.32%		3.96%		4.12%	3.83%
Operating expenses excluding waiver and expense paid directly by the advisor(e)	1.88%	1.68%		1.56%		1.66%	1.60%
Portfolio turnover rate	212%	191%		95%		135%	38%
(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Excludes expenses of the affiliated funds in which the Fund invests.
(f)	Effective October 1, 2014, the annual expense limitation rate changed from 1.49% to 1.39%.
(g)	Effective May 1, 2013, the Advisor agreed to limit expenses at 1.49%.
(h)	Prior to May 1, 2016, the Salient Adaptive Income Fund was known as the Forward Income Builder Fund.

151

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Commodity Long/Short Strategy Fund - Class C
	Year Ended December 31, 2015(a)(b)(k)	Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(c)
Net asset value, beginning of period	$20.80	$20.89	$20.04	$26.95		$28.49
Income/(loss) from operations:
Net investment loss(d)	(0.42)	(0.30)	(0.34)	(0.36)		(0.25)
Net realized and unrealized gain/(loss) on investments	(2.11)	0.21	2.01	(6.55)		(0.97)
Total from investment operations	(2.53)	(0.09)	1.67	(6.91)		(1.22)
Less distributions:
From investment income	—	—	(0.81)	—		(0.32)
From return of capital	—	—	(0.01)	—		(0.00	)(e)
Total distributions	—	—	(0.82)	—		(0.32)
Net increase/(decrease) in net asset value	(2.53)	(0.09)	0.85	(6.91)		(1.54)
Net asset value, end of period	$18.27	$20.80	$20.89	$20.04		$26.95
Total Return(f)	(12.16)%	(0.43)%	8.38%	(25.61)%		(4.32	)%(g)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,825	$3,521	$4,798	$5,540		$5,180
Ratios to average net assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(2.20)%	(1.49)%	(1.62)%	(1.52)%		(1.40	)%(h)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	3.10%	2.41%	2.36%	2.31	%(i)	2.47	%(h)
Operating expenses excluding reimbursement/waiver	3.10%	2.41%	2.36%	2.31%		2.49	%(h)
Portfolio turnover rate	44%	41%	59%	90%		39	%(j)
(a)	Per share amounts and ratios to average net assets include income and expenses of the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(b)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(c)	The Fund began offering Class C shares on May 4, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	Total return does not reflect the effect of sales charges.
(g)	Not Annualized.
(h)	Annualized.
(i)	Effective May 1, 2012, the expense limitation agreement expired.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(k)	Prior to May 1, 2016, the Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund.

152

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Commodity Long/Short Strategy Fund - Advisor Class
	Year Ended December 31, 2015(a)(b)(k)	Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)(c)	Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(d)
Net asset value, beginning of period	$21.22	$21.12	$20.27	$26.99		$26.66
Income/(loss) from operations:
Net investment loss(e)	(0.25)	(0.12)	(0.15)	(0.13)		(0.01)
Net realized and unrealized gain/(loss) on investments	(2.16)	0.22	2.03	(6.59)		0.70
Total from investment operations	(2.41)	0.10	1.88	(6.72)		0.69
Less distributions:
From investment income	—	—	(1.02)	—		(0.36)
From return of capital	—	—	(0.01)	—		(0.00	)(f)
Total distributions	—	—	(1.03)	—		(0.36)
Net increase/(decrease) in net asset value	(2.41)	0.10	0.85	(6.72)		0.33
Net asset value, end of period	$18.81	$21.22	$21.12	$20.27		$26.99
Total Return	(11.36)%	0.47%	9.32%	(25.12)%		2.91	%(g)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,829	$14,343	$50,007	$34,297		$1,728
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.27)%	(0.59)%	(0.70)%	(0.56)%		(0.27	)%(h)
Operating expenses including reimbursement/waiver	2.17%	1.51%	1.44%	1.37	%(i)	1.52	%(h)
Operating expenses excluding reimbursement/waiver	2.17%	1.51%	1.44%	1.37%		3.19	%(h)
Portfolio turnover rate	44%	41%	59%	90%		39	%(j)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(b)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(c)	Prior to May 1, 2013, the Forward Commodity Long/Short Strategy Fund Advisor Class was known as the Forward Commodity Long/Short Strategy Fund Class M.
(d)	The Fund began offering Advisor Class shares on December 7, 2011.
(e)	Per share amounts are based upon average shares outstanding.
(f)	Amount represents less than $0.01 per share.
(g)	Not Annualized.
(h)	Annualized.
(i)	Effective May 1, 2012, the expense limitation agreement expired.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(k)	Prior to May 1, 2016, the Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund.

153

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Corporate Debt Fund - Class C
	Years Ended December 31,
	2015(a)(f)	2014		2013	2012	2011(b)
Net asset value, beginning of period	$8.79	$9.45		$10.01	$9.13	$11.08
Income/(loss) from operations:
Net investment income(c)	0.54	0.64		0.58	0.54	0.52
Net realized and unrealized gain/(loss) on investments	(1.15)	(0.76)		(0.60)	0.73	(0.87)
Total from investment operations	(0.61)	(0.12)		(0.02)	1.27	(0.35)
Less distributions:
From investment income	(0.52)	(0.54)		(0.54)	(0.39)	(1.60)
Total distributions	(0.52)	(0.54)		(0.54)	(0.39)	(1.60)
Net increase/(decrease) in net asset value	(1.13)	(0.66)		(0.56)	0.88	(1.95)
Net asset value, end of period	$7.66	$8.79		$9.45	$10.01	$9.13
Total Return(d)	(7.15)%	(1.44)%		(0.03)%	13.99%	(3.31)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,191	$2,162		$1,915	$1,695	$1,142
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.43%	7.00%		6.04%	5.56%	4.54%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.03%	1.96	%(e)	1.93%	1.94%	1.94%
Operating expenses excluding reimbursement/waiver	n/a	1.96%		1.93%	2.03%	2.48%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.34%	6.84%		5.95%	n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.12%	2.12	%(e)	2.02%	n/a	n/a
Operating expenses excluding reimbursement/waiver	n/a	2.12%		2.02%	n/a	n/a
Portfolio turnover rate	42%	70%		85%	91%	357%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Effective May 1, 2014, the expense limitation agreement expired.
(f)	Prior to May 1, 2016, the Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund.

154

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Corporate Debt Fund - Advisor Class
	Year Ended December 31, 2015(a)(g)	Period Ended December 31, 2014(b)
Net asset value, beginning of period	$8.68	$9.28
Income/(loss) from operations:
Net investment income(c)	0.61	0.67
Net realized and unrealized loss on investments	(1.13)	(0.80)
Total from investment operations	(0.52)	(0.13)
Less distributions:
From investment income	(0.61)	(0.47)
Total distributions	(0.61)	(0.47)
Net decrease in net asset value	(1.13)	(0.60)
Net asset value, end of period	$7.55	$8.68
Total Return	(6.38)%	(1.43	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,295	$2,943
Ratios to average net assets (excluding interest expense):
Net investment income	7.32%	7.34	%(e)
Operating expenses	1.13%	1.05	%(e)
Ratios to average net assets (including interest expense):
Net investment income	7.23%	7.18	%(e)
Operating expenses	1.22%	1.21	%(e)
Portfolio turnover rate	42%	70	%(f)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Advisor class shares on May 1, 2014.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the period ended December 31, 2014.
(g)	Prior to May 1, 2016, the Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund.

155

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Dividend Signal Fund - Advisor Class
	Years Ended December 31,
	2015(a)(f)	2014	2013(b)		2012		2011
Net asset value, beginning of period	$10.68	$11.03	$10.98		$9.86		$21.34
Income/(loss) from operations:
Net investment income(c)	0.19	0.16	0.18		0.15		0.17
Net realized and unrealized gain/(loss) on investments	(2.12)	(0.30)	0.03		1.67		(4.67)
Total from investment operations	(1.93)	(0.14)	0.21		1.82		(4.50)
Less distributions:
From investment income	(0.15)	(0.21)	(0.16)		(0.03)		(0.63)
From capital gains	—	—	—		(0.67)		(6.35)
Total distributions	(0.15)	(0.21)	(0.16)		(0.70)		(6.98)
Net increase/(decrease) in net asset value	(2.08)	(0.35)	0.05		1.12		(11.48)
Net asset value, end of period	$8.60	$10.68	$11.03		$10.98		$9.86
Total Return	(18.06)%	(1.22)%	1.90%		18.71%		(21.96)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$418	$1,552	$1,253		$697		$180
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.79%	1.40%	1.60%		1.42%		0.86%
Operating expenses including reimbursement/waiver	1.44%	1.44%	1.43	%(d)	1.39	%(e)	1.39%
Operating expenses excluding reimbursement/waiver	2.35%	2.18%	2.08%		2.72%		1.74%
Portfolio turnover rate	85%	72%	88%		150%		102%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward Emerging Markets Fund Advisor Class was known as the Forward Emerging Markets Fund Class M.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Effective May 1, 2013, the annual expense limitation rate changed from 1.39% to 1.44%.
(e)	Effective May 1, 2012, the annual expense limitation rate changed from 1.39% to 1.49%. Effective September 1, 2012, the annual expense limitation rate changed from 1.49% to 1.39%.
(f)	Prior to May 1, 2016, the Salient EM Dividend Signal Fund was known as the Forward Emerging Markets Fund.

156

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Infrastructure Fund - Class A
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011
Net asset value, beginning of period	$22.98	$23.29	$21.12	$18.72	$20.28
Income/(loss) from operations:
Net investment income(b)	0.51	0.21	0.24	0.26	0.36
Net realized and unrealized gain/(loss) on investments	(2.05)	(0.24)	2.11	2.43	(1.60)
Total from investment operations	(1.54)	(0.03)	2.35	2.69	(1.24)
Less distributions:
From investment income	(0.42)	(0.28)	(0.18)	(0.29)	(0.32)
Total distributions	(0.42)	(0.28)	(0.18)	(0.29)	(0.32)
Net increase/(decrease) in net asset value	(1.96)	(0.31)	2.17	2.40	(1.56)
Net asset value, end of period	$21.02	$22.98	$23.29	$21.12	$18.72
Total Return(c)	(6.75)%	(0.19)%	11.26%	14.57%	(6.24)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$12,775	$17,427	$22,524	$23,848	$27,248
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.23%	0.89%	1.10%	1.31%	1.75%
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	1.52	%(d)
Operating expenses excluding reimbursement/waiver	1.93%	1.75%	1.74%	1.58%	1.52%
Portfolio turnover rate	107%	135%	101%	74%	88%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective July 1, 2011, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

157

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Infrastructure Fund - Class B
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011
Net asset value, beginning of period	$22.88	$23.21	$21.10	$18.73	$20.28
Income/(loss) from operations:
Net investment income(b)	0.40	0.08	0.11	0.13	0.20
Net realized and unrealized gain/(loss) on investments	(2.06)	(0.24)	2.11	2.42	(1.59)
Total from investment operations	(1.66)	(0.16)	2.22	2.55	(1.39)
Less distributions:
From investment income	(0.31)	(0.17)	(0.11)	(0.18)	(0.16)
Total distributions	(0.31)	(0.17)	(0.11)	(0.18)	(0.16)
Net increase/(decrease) in net asset value	(1.97)	(0.33)	2.11	2.37	(1.55)
Net asset value, end of period	$20.91	$22.88	$23.21	$21.10	$18.73
Total Return(c)	(7.26)%	(0.73)%	10.61%	13.78%	(6.93)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$523	$903	$1,288	$1,608	$2,203
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.74%	0.32%	0.50%	0.65%	0.98%
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	2.27	%(d)
Operating expenses excluding reimbursement/waiver	2.48%	2.30%	2.32%	2.23%	2.28%
Portfolio turnover rate	107%	135%	101%	74%	88%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective July 1, 2011, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

158

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Infrastructure Fund - Class C
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011
Net asset value, beginning of period	$22.92	$23.25	$21.14	$18.77	$20.32
Income/(loss) from operations:
Net investment income(b)	0.38	0.08	0.11	0.13	0.20
Net realized and unrealized gain/(loss) on investments	(2.05)	(0.23)	2.11	2.43	(1.58)
Total from investment operations	(1.67)	(0.15)	2.22	2.56	(1.38)
Less distributions:
From investment income	(0.31)	(0.18)	(0.11)	(0.19)	(0.17)
Total distributions	(0.31)	(0.18)	(0.11)	(0.19)	(0.17)
Net increase/(decrease) in net asset value	(1.98)	(0.33)	2.11	2.37	(1.55)
Net asset value, end of period	$20.94	$22.92	$23.25	$21.14	$18.77
Total Return(c)	(7.24)%	(0.75)%	10.60%	13.78%	(6.90)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,966	$6,459	$7,350	$8,223	$8,397
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.66%	0.35%	0.51%	0.63%	0.99%
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	2.28	%(d)
Operating expenses excluding reimbursement/waiver	2.48%	2.30%	2.32%	2.23%	2.28%
Portfolio turnover rate	107%	135%	101%	74%	88%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective July 1, 2011, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

159

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Infrastructure Fund - Advisor Class
	Years Ended December 31,
	2015(a)(e)	2014	2013(b)	2012	2011
Net asset value, beginning of period	$23.01	$23.30	$21.10	$18.72	$20.27
Income/(loss) from operations:
Net investment income(c)	0.70	0.32	0.44	0.29	0.41
Net realized and unrealized gain/(loss) on investments	(2.16)	(0.26)	1.98	2.45	(1.58)
Total from investment operations	(1.46)	0.06	2.42	2.74	(1.17)
Less distributions:
From investment income	(0.50)	(0.35)	(0.22)	(0.36)	(0.38)
Total distributions	(0.50)	(0.35)	(0.22)	(0.36)	(0.38)
Net increase/(decrease) in net asset value	(1.96)	(0.29)	2.20	2.38	(1.55)
Net asset value, end of period	$21.05	$23.01	$23.30	$21.10	$18.72
Total Return	(6.41)%	0.18%	11.63%	14.89%	(5.92)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$197	$454	$432	$3,694	$223
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	3.00%	1.29%	2.00%	1.45%	2.03%
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	1.28	%(d)
Operating expenses excluding reimbursement/waiver	1.57%	1.38%	1.29%	1.24%	1.29%
Portfolio turnover rate	107%	135%	101%	74%	88%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward Global Infrastructure Fund Advisor Class was known as the Forward Global Infrastructure Fund Class M.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Effective July 1, 2011, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

160

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Frontier Strategy Fund - Advisor Class
	Year Ended December 31, 2015(a)(l)	Year Ended December 31, 2014		Year Ended December 31, 2013(b)		Year Ended December 31, 2012		Period Ended December 31, 2011(c)
Net asset value, beginning of period	$10.20	$11.94		$9.82		$9.90		$12.39
Income/(loss) from operations:
Net investment income/(loss)(d)	0.02	(0.00	)(e)	0.02	(f)	(0.02)		0.02
Net realized and unrealized gain/(loss) on investments	(2.13)	0.47		2.23		0.63		(2.49)
Total from investment operations	(2.11)	0.47		2.25		0.61		(2.47)
Less distributions:
From investment income	(0.17)	—		(0.13)		(0.69)		—
From capital gains	(0.16)	(2.21)		(0.00	)(e)	—		(0.02)
Total distributions	(0.33)	(2.21)		(0.13)		(0.69)		(0.02)
Net increase/(decrease) in net asset value	(2.44)	(1.74)		2.12		(0.08)		(2.49)
Net asset value, end of period	$7.76	$10.20		$11.94		$9.82		$9.90
Total Return	(20.79)%	3.32%		22.93%		6.16%		(19.90	)%(g)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$150	$2,069		$1,105		$9		$9
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.16%	(0.03)%		0.18%		(0.25)%		0.30	%(h)
Operating expenses including reimbursement/waiver	0.99%	0.99%		0.99	%(i)	1.25	%(j)	n/a
Operating expenses excluding reimbursement/waiver	1.28%	1.21%		1.24%		1.26%		1.25	%(h)
Portfolio turnover rate	66%	133%		57%		69%		116	%(k)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward Frontier Strategy Fund Advisor Class was known as the Forward Frontier Strategy Fund Class M.
(c)	The Fund began offering Advisor Class shares on May 2, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(g)	Not Annualized.
(h)	Annualized.
(i)	Effective May 1, 2013, the annual expense limitation rate changed from 1.19% to 0.99%.
(j)	Effective June 8, 2012, the Advisor agreed to limit expenses at 1.19%.
(k)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(l)	Prior to May 1, 2016, the Salient Frontier Strategy Fund was known as the Forward Frontier Strategy Fund.

161

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient High Yield Fund - Class C
	Years Ended December 31,
	2015(a)(d)	2014	2013	2012	2011
Net asset value, beginning of period	$9.67	$10.32	$10.38	$9.70	$10.03
Income/(loss) from operations:
Net investment income(b)	0.47	0.47	0.51	0.60	0.64
Net realized and unrealized gain/(loss) on investments	(0.95)	(0.36)	0.06	0.69	(0.33)
Total from investment operations	(0.48)	0.11	0.57	1.29	0.31
Less distributions:
From investment income	(0.48)	(0.48)	(0.50)	(0.61)	(0.64)
From capital gains	(0.03)	(0.28)	(0.13)	—	—
Total distributions	(0.51)	(0.76)	(0.63)	(0.61)	(0.64)
Net increase/(decrease) in net asset value	(0.99)	(0.65)	(0.06)	0.68	(0.33)
Net asset value, end of period	$8.68	$9.67	$10.32	$10.38	$9.70
Total Return(c)	(5.20)%	0.89%	5.67%	13.69%	3.13%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$759	$894	$1,258	$1,241	$1,029
Ratios to average net assets:
Net investment income	4.95%	4.51%	4.85%	5.96%	6.40%
Operating expenses	1.78%	1.73%	1.71%	1.73%	1.76%
Portfolio turnover rate	178%	206%	198%	210%	320%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Prior to May 1, 2016, the Salient High Yield Fund was known as the Forward High Yield Bond Fund.

162

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Dividend Signal Fund - Class A
	Year Ended December 31, 2015(a)(h)	Year Ended December 31, 2014	Period Ended December 31, 2013(b)
Net asset value, beginning of period	$8.78	$9.76	$9.95
Income/(loss) from operations:
Net investment income(c)	0.43	0.48	0.32
Net realized and unrealized loss on investments	(0.94)	(0.95)	(0.19)
Total from investment operations	(0.51)	(0.47)	0.13
Less distributions:
From investment income	(0.33)	(0.51)	(0.32)
Total distributions	(0.33)	(0.51)	(0.32)
Net decrease in net asset value	(0.84)	(0.98)	(0.19)
Net asset value, end of period	$7.94	$8.78	$9.76
Total Return(d)	(6.16)%	(5.09)%	1.45	%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,204	$4,046	$2,699
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.08%	5.16%	5.16	%(f)
Operating expenses including reimbursement/waiver	1.49%	1.49%	1.49	%(f)
Operating expenses excluding reimbursement/waiver	1.64%	1.60%	1.61	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	4.95%	5.07%	5.05	%(f)
Operating expenses including reimbursement/waiver	1.62%	1.58%	1.60	%(f)
Operating expenses excluding reimbursement/waiver	1.77%	1.69%	1.72	%(f)
Portfolio turnover rate	134%	95%	115	%(g)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Class A shares on May 1, 2013.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2013.
(h)	Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

163

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Dividend Signal Fund - Class C
	Year Ended December 31, 2015(a)(h)	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(b)
Net asset value, beginning of period	$8.76	$9.74	$9.11	$8.31
Income/(loss) from operations:
Net investment income(c)	0.38	0.44	0.45	0.21
Net realized and unrealized gain/(loss) on investments	(0.93)	(0.95)	0.57	0.83
Total from investment operations	(0.55)	(0.51)	1.02	1.04
Less distributions:
From investment income	(0.29)	(0.47)	(0.39)	(0.24)
Total distributions	(0.29)	(0.47)	(0.39)	(0.24)
Net increase/(decrease) in net asset value	(0.84)	(0.98)	0.63	0.80
Net asset value, end of period	$7.92	$8.76	$9.74	$9.11
Total Return(d)	(6.45)%	(5.52)%	11.45%	12.56	%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$11,215	$10,293	$7,629	$879
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.48%	4.74%	4.84%	5.90	%(f)
Operating expenses including reimbursement/waiver	1.94%	1.94%	1.94%	1.94	%(f)
Operating expenses excluding reimbursement/waiver	2.09%	2.05%	2.07%	2.30	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	4.35%	4.65%	4.73%	n/a
Operating expenses including reimbursement/waiver	2.07%	2.03%	2.05%	n/a
Operating expenses excluding reimbursement/waiver	2.22%	2.14%	2.17%	n/a
Portfolio turnover rate	134%	95%	115%	92	%(g)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Class C shares on July 31, 2012.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2012.
(h)	Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

164

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Dividend Signal Fund - Advisor Class
	Year Ended December 31, 2015(a)(j)	Year Ended December 31, 2014	Year Ended December 31, 2013(b)		Year Ended December 31, 2012		Period Ended December 31, 2011(c)
Net asset value, beginning of period	$7.27	$8.17	$7.70		$6.70		$8.56
Income/(loss) from operations:
Net investment income(d)	0.41	0.42	0.44		0.61		0.25
Net realized and unrealized gain/(loss) on investments	(0.80)	(0.77)	0.50		0.82		(1.64)
Total from investment operations	(0.39)	(0.35)	0.94		1.43		(1.39)
Less distributions:
From investment income	(0.36)	(0.55)	(0.47)		(0.43)		(0.47)
Total distributions	(0.36)	(0.55)	(0.47)		(0.43)		(0.47)
Net increase/(decrease) in net asset value	(0.75)	(0.90)	0.47		1.00		(1.86)
Net asset value, end of period	$6.52	$7.27	$8.17		$7.70		$6.70
Total Return	(5.70)%	(4.60)%	12.42%		21.90%		(16.68	)%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$32,426	$72,641	$64,973		$19,269		$22
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.71%	5.38%	5.61%		8.25%		5.48	%(f)
Operating expenses including reimbursement/waiver	1.04%	1.04%	1.03	%(g)	0.99	%(h)	1.14	%(f)
Operating expenses excluding reimbursement/waiver	1.18%	1.15%	1.15%		1.32%		2.50	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	5.58%	5.29%	5.50%		n/a		n/a
Operating expenses including reimbursement/waiver	1.17%	1.13%	1.14	%(g)	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.31%	1.24%	1.26%		n/a		n/a
Portfolio Turnover Rate	134%	95%	115%		92%		93	%(i)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward International Dividend Fund Advisor Class was known as the Forward International Dividend Fund Class M.
(c)	The Fund began offering Advisor Class shares on May 2, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective May 1, 2013, the annual expense limitation rate changed from 0.99% to 1.04%.
(h)	Effective May 1, 2012, the annual expense limitation rate changed from 1.14% to 0.99%.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(j)	Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

165

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Real Estate Fund - Class A
	Years Ended December 31,
	2015(a)(g)	2014		2013		2012		2011
Net asset value, beginning of period	$14.72	$15.68		$17.28		$12.17		$16.04
Income/(loss) from operations:
Net investment income(b)	0.19	0.35		0.31		0.41		0.34
Net realized and unrealized gain/(loss) on investments	(0.77)	(0.15)		(0.97)		6.09		(2.67)
Total from investment operations	(0.58)	0.20		(0.66)		6.50		(2.33)
Less distributions:
From investment income	(0.55)	(1.16)		(0.94)		(1.39)		(1.54)
Total distributions	(0.55)	(1.16)		(0.94)		(1.39)		(1.54)
Net increase/(decrease) in net asset value	(1.13)	(0.96)		(1.60)		5.11		(3.87)
Net asset value, end of period	$13.59	$14.72		$15.68		$17.28		$12.17
Total Return(c)	(4.09)%	1.32%		(3.71)%		54.06%		(14.80)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$13,070	$25,369		$33,913		$74,449		$20,594
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.27%	2.22%		1.80%		2.51%		2.23%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a	1.85	%(d)	1.80	%(e)	1.77	%(f)	1.65%
Operating expenses excluding reimbursement/waiver	1.91%	1.87%		1.80%		1.83%		1.99%
Portfolio turnover rate	281%	242%		202%		209%		309%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective May 1, 2014, the expense limitation agreement expired.
(e)	Effective May 1, 2013, the annual expense limitation rate changed from 1.80% to 1.85%.
(f)	Effective May 1, 2012, the annual expense limitation rate changed from 1.65% to 1.80%.
(g)	Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

166

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Real Estate Fund - Class C
	Years Ended December 31,
	2015(a)(e)	2014		2013	2012	2011
Net asset value, beginning of period	$14.75	$15.71		$17.33	$12.20	$16.06
Income/(loss) from operations:
Net investment income(b)	0.12	0.26		0.27	0.29	0.22
Net realized and unrealized gain/(loss) on investments	(0.78)	(0.15)		(1.02)	6.12	(2.67)
Total from investment operations	(0.66)	0.11		(0.75)	6.41	(2.45)
Less distributions:
From investment income	(0.47)	(1.07)		(0.87)	(1.28)	(1.41)
Total distributions	(0.47)	(1.07)		(0.87)	(1.28)	(1.41)
Net increase/(decrease) in net asset value	(1.13)	(0.96)		(1.62)	5.13	(3.86)
Net asset value, end of period	$13.62	$14.75		$15.71	$17.33	$12.20
Total Return(c)	(4.62)%	0.75%		(4.23)%	53.13%	(15.42)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$8,777	$11,896		$14,421	$12,780	$7,916
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	0.79%	1.66%		1.60%	1.81%	1.45%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a	2.40	%(d)	2.39%	2.40%	2.40%
Operating expenses excluding reimbursement/waiver	2.47%	2.42%		2.39%	2.48%	2.74%
Portfolio turnover rate	281%	242%		202%	209%	309%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective May 1, 2014, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

167

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Real Estate Fund - Advisor Class
	Year Ended December 31, 2015(a)(j)	Year Ended December 31, 2014		Year Ended December 31, 2013(b)		Year Ended December 31, 2012	Period Ended December 31, 2011(c)
Net asset value, beginning of period	$14.64	$15.60		$17.22		$12.12	$17.52
Income/(loss) from operations:
Net investment income(d)	0.25	0.44		0.41		0.25	0.32
Net realized and unrealized gain/(loss) on investments	(0.78)	(0.18)		(1.00)		6.29	(4.15)
Total from investment operations	(0.53)	0.26		(0.59)		6.54	(3.83)
Less distributions:
From investment income	(0.61)	(1.22)		(1.03)		(1.44)	(1.57)
Total distributions	(0.61)	(1.22)		(1.03)		(1.44)	(1.57)
Net increase/(decrease) in net asset value	(1.14)	(0.96)		(1.62)		5.10	(5.40)
Net asset value, end of period	$13.50	$14.64		$15.60		$17.22	$12.12
Total Return	(3.81)%	1.71%		(3.29)%		54.68%	(22.10	)%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,625	$4,136		$3,256		$1,682	$8
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.73%	2.83%		2.42%		1.46%	3.32	%(f)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a	1.50	%(g)	1.41	%(h)	1.38%	1.40	%(f)
Operating expenses excluding reimbursement/waiver	1.57%	1.52%		1.41%		1.45%	1.91	%(f)
Portfolio turnover rate	281%	242%		202%		209%	309	%(i)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward International Real Estate Fund Advisor Class was known as the Forward International Real Estate Fund Class M.
(c)	The Fund began offering Advisor Class shares on May 2, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective May 1, 2014, the expense limitation agreement expired.
(h)	Effective May 1, 2013, the annual expense limitation rate changed from 1.40% to 1.50%.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(j)	Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

168

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Small Cap Fund - Advisor Class
	Years Ended December 31,
	2015(a)(f)	2014		2013(b)	2012		2011
Net asset value, beginning of period	$15.85	$17.39		$13.84	$11.57		$14.55
Income/(loss) from operations:
Net investment income(c)	0.15	0.11		0.15	0.17		0.15
Net realized and unrealized gain/(loss) on investments	1.82	(1.53)		3.77	2.38		(2.94)
Total from investment operations	1.97	(1.42)		3.92	2.55		(2.79)
Less distributions:
From investment income	(0.18)	(0.12)		(0.37)	(0.28)		(0.19)
Total distributions	(0.18)	(0.12)		(0.37)	(0.28)		(0.19)
Net increase/(decrease) in net asset value	1.79	(1.54)		3.55	2.27		(2.98)
Net asset value, end of period	$17.64	$15.85		$17.39	$13.84		$11.57
Total Return	12.41%	(8.19)%		28.36%	22.08%		(19.18)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,789	$2,522		$3,299	$9,698		$59
Ratios to average net assets:
Net Investment income including reimbursement/waiver	0.86%	0.64%		0.97%	1.32%		1.09%
Operating expenses including reimbursement/waiver	1.34%	1.34	%(d)	1.37%	1.37	%(e)	1.27%
Operating expenses excluding reimbursement/waiver	1.38%	1.38%		n/a	n/a		n/a
Portfolio turnover rate	70%	65%		86%	109%		79%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward International Small Companies Fund Advisor Class was known as the Forward International Small Companies Fund Class M.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Effective May 1, 2014, the Advisor agreed to limit expenses at 1.34%.
(e)	Affiliated management fee waiver represents less than 0.005%.
(f)	Prior to May 1, 2016, the Salient International Small Cap Fund was known as the Forward International Small Companies Fund.

169

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Real Estate Fund - Class A
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011
Net asset value, beginning of period	$17.29	$14.61	$14.85	$12.60	$12.22
Income/(loss) from operations:
Net investment income(b)	0.14	0.17	0.11	0.12	0.12
Net realized and unrealized gain/(loss) on investments	(0.04)	3.92	0.26	2.25	0.37
Total from investment operations	0.10	4.09	0.37	2.37	0.49
Less distributions:
From investment income	(0.14)	(0.17)	(0.11)	(0.12)	(0.11)
From capital gains	(3.18)	(1.24)	(0.50)	—	—
Total distributions	(3.32)	(1.41)	(0.61)	(0.12)	(0.11)
Net increase/(decrease) in net asset value	(3.22)	2.68	(0.24)	2.25	0.38
Net asset value, end of period	$14.07	$17.29	$14.61	$14.85	$12.60
Total Return(c)	0.87%	28.29%	2.44%	18.83%	4.01%
Ratios/supplemental data:
Net assets, End of Period (in 000s)	$5,653	$6,846	$6,351	$6,994	$7,159
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.82%	1.00%	0.69%	0.82%	0.92%
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	1.50	%(d)
Operating expenses excluding reimbursement/waiver	1.76%	1.63%	1.66%	1.62%	1.53%
Portfolio turnover rate	88%	85%	58%	33%	36%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective July 1, 2011, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient Real Estate Fund was known as the Forward Real Estate Fund.

170

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Real Estate Fund - Class C
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011
Net asset value, beginning of period	$17.44	$14.73	$14.99	$12.72	$12.35
Income/(loss) from operations:
Net investment income(b)	0.05	0.12	0.02	0.02	0.02
Net realized and unrealized gain/(loss) on investments	(0.04)	3.92	0.25	2.27	0.38
Total from investment operations	0.01	4.04	0.27	2.29	0.40
Less distributions:
From investment income	(0.06)	(0.09)	(0.03)	(0.02)	(0.03)
From capital gains	(3.18)	(1.24)	(0.50)	—	—
Total distributions	(3.24)	(1.33)	(0.53)	(0.02)	(0.03)
Net increase/(decrease) in net asset value	(3.23)	2.71	(0.26)	2.27	0.37
Net asset value, end of period	$14.21	$17.44	$14.73	$14.99	$12.72
Total Return(c)	0.36%	27.57%	1.79%	18.04%	3.21%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,135	$3,644	$2,117	$2,190	$2,178
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	0.27%	0.71%	0.13%	0.17%	0.17%
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	2.25	%(d)
Operating expenses excluding reimbursement/waiver	2.31%	2.19%	2.23%	2.27%	2.28%
Portfolio turnover rate	88%	85%	58%	33%	36%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective July 1, 2011, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient Real Estate Fund was known as the Forward Real Estate Fund.

171

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Income Fund - Class A
	Years Ended December 31,
	2015(a)(d)	2014	2013	2012	2011
Net asset value, beginning of period	$25.47	$23.56	$24.43	$22.03	$23.26
Income/(loss) from operations:
Net investment income(b)	0.73	0.75	0.92	0.94	1.38
Net realized and unrealized gain/(loss) on investments	(1.03)	3.12	0.12	3.19	(0.67)
Total from investment operations	(0.30)	3.87	1.04	4.13	0.71
Less distributions:
From investment income	(0.74)	(0.74)	(1.08)	(1.57)	(1.94)
From capital gains	(1.98)	(1.22)	(0.83)	—	—
From return of capital	(0.04)	—	—	(0.16)	—
Total distributions	(2.76)	(1.96)	(1.91)	(1.73)	(1.94)
Net increase/(decrease) in net asset value	(3.06)	1.91	(0.87)	2.40	(1.23)
Net asset value, end of period	$22.41	$25.47	$23.56	$24.43	$22.03
Total Return(c)	(1.12)%	16.72%	4.26%	19.22%	3.09%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$431,167	$676,775	$540,264	$754,615	$591,167
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	3.31%	3.17%	3.79%	4.19%	6.33%
Operating expenses	1.68%	1.66%	1.62%	1.54%	1.44%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	2.88%	2.95%	3.63%	3.95%	6.00%
Operating expenses	2.11%	1.88%	1.77%	1.77%	1.77%
Portfolio turnover rate	39%	32%	50%	53%	73%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

172

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Income Fund - Class B
	Years Ended December 31,
	2015(a)(d)	2014	2013	2012	2011
Net asset value, beginning of period	$25.19	$23.32	$24.19	$21.83	$23.06
Income/(loss) from operations:
Net investment income(b)	0.58	0.59	0.78	0.75	1.16
Net realized and unrealized gain/(loss) on investments	(1.03)	3.10	0.12	3.18	(0.63)
Total from investment operations	(0.45)	3.69	0.90	3.93	0.53
Less distributions:
From investment income	(0.64)	(0.60)	(0.97)	(1.42)	(1.76)
From capital gains	(1.95)	(1.22)	(0.80)	—	—
From return of capital	(0.03)	—	—	(0.15)	—
Total distributions	(2.62)	(1.82)	(1.77)	(1.57)	(1.76)
Net increase/(decrease) in net asset value	(3.07)	1.87	(0.87)	2.36	(1.23)
Net asset value, end of period	$22.12	$25.19	$23.32	$24.19	$21.83
Total Return(c)	(1.75)%	16.07%	3.72%	18.42%	2.31%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,117	$7,251	$8,688	$11,857	$16,165
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	2.75%	2.59%	3.28%	3.44%	5.42%
Operating expenses	2.22%	2.20%	2.19%	2.18%	2.19%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	2.32%	2.37%	3.12%	3.20%	5.09%
Operating expenses	2.65%	2.42%	2.34%	2.42%	2.52%
Portfolio turnover rate	39%	32%	50%	53%	73%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

173

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Income Fund - Class C
	Years Ended December 31,
	2015(a)(d)	2014	2013	2012	2011
Net asset value, beginning of period	$24.93	$23.10	$23.99	$21.66	$22.91
Income/(loss) from operations:
Net investment income(b)	0.62	0.59	0.78	0.77	1.20
Net realized and unrealized gain/(loss) on investments	(1.05)	3.06	0.11	3.14	(0.68)
Total from investment operations	(0.43)	3.65	0.89	3.91	0.52
Less distributions:
From investment income	(0.65)	(0.60)	(0.98)	(1.43)	(1.77)
From capital gains	(1.95)	(1.22)	(0.80)	—	—
From return of capital	(0.03)	—	—	(0.15)	—
Total distributions	(2.63)	(1.82)	(1.78)	(1.58)	(1.77)
Net increase/(decrease) in net asset value	(3.06)	1.83	(0.89)	2.33	(1.25)
Net asset value, end of period	$21.87	$24.93	$23.10	$23.99	$21.66
Total Return(c)	(1.67)%	16.07%	3.68%	18.47%	2.29%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$227,301	$271,510	$264,263	$308,131	$262,310
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	2.94%	2.61%	3.31%	3.53%	5.63%
Operating expenses	2.23%	2.20%	2.19%	2.18%	2.19%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	2.51%	2.39%	3.16%	3.29%	5.30%
Operating expenses	2.66%	2.42%	2.34%	2.42%	2.52%
Portfolio turnover rate	39%	32%	50%	53%	73%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

174

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Income Fund - Advisor Class
	Years Ended December 31,
	2015(a)(d)	2014	2013(b)	2012	2011
Net asset value, beginning of period	$25.43	$23.52	$24.39	$22.00	$23.24
Income/(loss) from operations:
Net investment income(c)	0.90	0.89	1.05	1.12	1.48
Net realized and unrealized gain/(loss) on investments	(1.13)	3.07	0.09	3.09	(0.73)
Total from investment operations	(0.23)	3.96	1.14	4.21	0.75
Less distributions:
From investment income	(0.81)	(0.83)	(1.16)	(1.65)	(1.99)
From capital gains	(2.00)	(1.22)	(0.85)	—	—
From return of capital	(0.04)	—	—	(0.17)	—
Total distributions	(2.85)	(2.05)	(2.01)	(1.82)	(1.99)
Net increase/(decrease) in net asset value	(3.08)	1.91	(0.87)	2.39	(1.24)
Net asset value, end of period	$22.35	$25.43	$23.52	$24.39	$22.00
Total Return	(0.79)%	17.11%	4.68%	19.62%	3.31%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$42,031	$32,459	$15,501	$11,852	$3,160
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	4.00%	3.74%	4.36%	4.97%	6.81%
Operating expenses	1.34%	1.31%	1.26%	1.19%	1.20%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	3.57%	3.52%	4.21%	4.73%	6.48%
Operating expenses	1.77%	1.53%	1.41%	1.43%	1.53%
Portfolio turnover rate	39%	32%	50%	53%	73%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward Select Income Fund Advisor Class was known as the Forward Select Income Fund Class M.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

175

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Opportunity Fund - Class A
	Year Ended December 31, 2015(a)(g)	Year Ended December 31, 2014	Period Ended December 31, 2013(b)
Net asset value, beginning of period	$24.83	$26.05	$25.00
Income/(loss) from operations:
Net investment income(c)	0.53	0.41	0.13
Net realized and unrealized gain/(loss) on investments	(3.32)	1.38	1.11
Total from investment operations	(2.79)	1.79	1.24
Less distributions:
From investment income	(0.59)	(0.59)	(0.08)
From capital gains	—	(2.42)	(0.11)
From return of capital	(0.07)	—	—
Total distributions	(0.66)	(3.01)	(0.19)
Net increase/(decrease) in net asset value	(3.45)	(1.22)	1.05
Net asset value, end of period	$21.38	$24.83	$26.05
Total Return(d)	(11.45)%	6.89%	4.98	%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,822	$13,510	$14,521
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	2.26%	1.54%	1.22	%(f)
Operating expenses including reimbursement/waiver	1.73%	1.73%	1.73	%(f)
Operating expenses excluding reimbursement/waiver	2.19%	2.09%	2.59	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	2.13%	1.48%	n/a
Operating expenses including reimbursement/waiver	1.86%	1.79%	n/a
Operating expenses excluding reimbursement/waiver	2.32%	2.15%	n/a
Portfolio turnover rate	104%	181%	46	%(e)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Forward Select Opportunity Fund commenced operations on August 1, 2013. Prior to December 23, 2013, the Forward Select Opportunity Fund was known as the Forward Select Income Opportunity Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Prior to May 1, 2016, the Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund.

176

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Opportunity Fund - Class C
	Year Ended December 31, 2015(a)(h)	Period Ended December 31, 2014(b)
Net asset value, beginning of period	$24.80	$27.11
Income/(loss) from operations:
Net investment income(c)	0.47	0.32
Net realized and unrealized gain/(loss) on investments	(3.36)	0.30
Total from investment operations	(2.89)	0.62
Less distributions:
From investment income	(0.49)	(0.51)
From capital gains	—	(2.42)
From return of captial	(0.06)	—
Total distributions	(0.55)	(2.93)
Net decrease in net asset value	(3.44)	(2.31)
Net asset value, end of period	$21.36	$24.80
Total Return(d)	(11.84)%	2.30	%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,807	$1,266
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	2.06%	1.28	%(f)
Operating expenses including reimbursement/waiver	2.18%	2.18	%(f)
Operating expenses excluding reimbursement/waiver	2.66%	2.57	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	1.93%	1.22	%(f)
Operating expenses including reimbursement/waiver	2.31%	2.24	%(f)
Operating expenses excluding reimbursement/waiver	2.79%	2.63	%(f)
Portfolio turnover rate	104%	181	%(g)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Class C shares on February 18, 2014.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the period ended December 31, 2014.
(h)	Prior to May 1, 2016, the Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund.

177

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Growth Fund - Class A
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011
Net asset value, beginning of period	$25.30	$25.96	$24.92	$24.62	$26.19
Income/(loss) from operations:
Net investment loss(b)	(0.22)	(0.35)	(0.43)	(0.43)	(0.41)
Net realized and unrealized gain/(loss) on investments	(0.29)	0.82	4.16	1.58	(1.03)
Total from investment operations	(0.51)	0.47	3.73	1.15	(1.44)
Less distributions:
From capital gains	(0.13)	(1.13)	(2.69)	(0.85)	(0.13)
Total distributions	(0.13)	(1.13)	(2.69)	(0.85)	(0.13)
Net increase/(decrease) in net asset value	(0.64)	(0.66)	1.04	0.30	(1.57)
Net asset value, end of period	$24.66	$25.30	$25.96	$24.92	$24.62
Total Return(c)	(2.02)%	1.84%	15.11%	4.67%	(5.49)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$38,989	$59,769	$109,402	$112,734	$161,901
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.89)%	(1.38)%	(1.63)%	(1.65)%	(1.58)%
Operating expenses including reimbursement/waiver	1.91%	1.88%	1.89%	1.88%	1.94	%(d)
Operating expenses excluding reimbursement/waiver	1.91%	1.88%	1.89%	1.88%	1.94%
Portfolio turnover rate	349%	607%	1,797%	574%	387%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective May 1, 2011, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

178

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Growth Fund - Class C
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011
Net asset value, beginning of period	$24.63	$25.42	$24.55	$24.39	$26.06
Income/(loss) from operations:
Net investment loss(b)	(0.33)	(0.44)	(0.54)	(0.53)	(0.53)
Net realized and unrealized gain/(loss) on investments	(0.27)	0.78	4.10	1.54	(1.01)
Total from investment operations	(0.60)	0.34	3.56	1.01	(1.54)
Less distributions:
From capital gains	(0.13)	(1.13)	(2.69)	(0.85)	(0.13)
Total distributions	(0.13)	(1.13)	(2.69)	(0.85)	(0.13)
Net increase/(decrease) in net asset value	(0.73)	(0.79)	0.87	0.16	(1.67)
Net asset value, end of period	$23.90	$24.63	$25.42	$24.55	$24.39
Total Return(c)	(2.44)%	1.36%	14.65%	4.14%	(5.90)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$56,018	$85,792	$96,193	$115,442	$139,604
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.34)%	(1.76)%	(2.09)%	(2.09)%	(2.04)%
Operating expenses including reimbursement/waiver	2.36%	2.34%	2.34%	2.32%	2.39	%(d)
Operating expenses excluding reimbursement/waiver	2.36%	2.34%	2.34%	2.32%	2.39%
Portfolio turnover rate	349%	607%	1,797%	574%	387%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective May 1, 2011, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

179

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Growth Fund - Advisor Class
	Years Ended December 31,
	2015(a)(e)	2014	2013(b)	2012	2011
Net asset value, beginning of period	$26.04	$26.57	$25.35	$24.92	$26.37
Income/(loss) from operations:
Net investment loss(c)	(0.11)	(0.22)	(0.31)	(0.29)	(0.28)
Net realized and unrealized gain/(loss) on investments	(0.30)	0.82	4.25	1.57	(1.04)
Total from investment operations	(0.41)	0.60	3.94	1.28	(1.32)
Less distributions:
From capital gains	(0.13)	(1.13)	(2.72)	(0.85)	(0.13)
Total distributions	(0.13)	(1.13)	(2.72)	(0.85)	(0.13)
Net increase/(decrease) in net asset value	(0.54)	(0.53)	1.22	0.43	(1.45)
Net asset value, end of period	$25.50	$26.04	$26.57	$25.35	$24.92
Total Return	(1.58)%	2.30%	15.70%	5.13%	(5.00)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$332,214	$521,267	$509,404	$447,928	$288,948
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.44)%	(0.85)%	(1.16)%	(1.11)%	(1.08)%
Operating expenses including reimbursement/waiver	1.46%	1.44%	1.43%	1.37%	1.44	%(d)
Operating expenses excluding reimbursement/waiver	1.46%	1.44%	1.43%	1.37%	1.44%
Portfolio turnover rate	349%	607%	1,797%	574%	387%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward Tactical Growth Fund Advisor Class was known as the Forward Tactical Growth Fund Class M.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Effective May 1, 2011, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

180

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Muni Strategy Fund - Class A
	Years Ended December 31,
	2015(a)(f)	2014	2013		2012	2011(b)
Net asset value, beginning of period	$7.47	$7.04	$8.90		$8.08	$7.95
Income/(loss) from operations:
Net investment income(c)	0.19	0.17	0.28		0.22	0.31
Net realized and unrealized gain/(loss) on investments	0.13	0.45	(1.56)		0.88	0.14
Total from investment operations	0.32	0.62	(1.28)		1.10	0.45
Less distributions:
From investment income	(0.20)	(0.19)	(0.39)		(0.22)	(0.30)
From capital gains	—	—	(0.19)		(0.06)	(0.02)
Total distributions	(0.20)	(0.19)	(0.58)		(0.28)	(0.32)
Net increase/(decrease) in net asset value	0.12	0.43	(1.86)		0.82	0.13
Net asset value, end of period	$7.59	$7.47	$7.04		$8.90	$8.08
Total Return(d)	4.30%	8.85%	(14.60)%		13.69%	5.68%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,969	$4,228	$4,576		$18,480	$1,621
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.53%	2.35%	3.93%		2.96%	6.06%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.91%	1.94%	2.11	%(e)	2.14%	2.14%
Operating expenses excluding reimbursement/waiver	1.91%	1.96%	2.24%		2.24%	2.29%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.53%	2.35%	3.33%		2.49%	3.88%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.91%	1.94%	2.71	%(e)	2.61%	4.32%
Operating expenses excluding reimbursement/waiver	1.91%	1.96%	2.84%		2.71%	4.47%
Portfolio turnover rate	160%	168%	125%		63%	133%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Effective October 1, 2013, the annual expense limitation rate changed from 2.14% to 1.94%.
(f)	Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

181

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Muni Strategy Fund - Class C
	Years Ended December 31,
	2015(a)(f)	2014	2013		2012	2011(b)
Net asset value, beginning of period	$7.51	$7.07	$8.93		$8.09	$7.97
Income/(loss) from operations:
Net investment income(c)	0.15	0.14	0.24		0.19	0.27
Net realized and unrealized gain/(loss) on investments	0.12	0.45	(1.56)		0.88	0.13
Total from investment operations	0.27	0.59	(1.32)		1.07	0.40
Less distributions:
From investment income	(0.15)	(0.15)	(0.35)		(0.17)	(0.26)
From capital gains	—	—	(0.19)		(0.06)	(0.02)
Total distributions	(0.15)	(0.15)	(0.54)		(0.23)	(0.28)
Net increase/(decrease) in net asset value	0.12	0.44	(1.86)		0.84	0.12
Net asset value, end of period	$7.63	$7.51	$7.07		$8.93	$8.09
Total Return(d)	3.68%	8.46%	(14.98)%		13.33%	5.07%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,868	$9,466	$10,744		$29,013	$15,550
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.03%	1.89%	3.48%		2.67%	5.51%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.36%	2.39%	2.56	%(e)	2.59%	2.59%
Operating expenses excluding reimbursement/waiver	2.36%	2.41%	2.69%		2.68%	2.74%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.03%	1.89%	2.88%		2.21%	3.33%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.36%	2.39%	3.16	%(e)	3.06%	4.77%
Operating expenses excluding reimbursement/waiver	2.36%	2.41%	3.29%		3.15%	4.92%
Portfolio turnover rate	160%	168%	125%		63%	133%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Effective October 1, 2013, the annual expense limitation rate changed from 2.59% to 2.39%.
(f)	Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

182

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Muni Strategy Fund - Advisor Class
	Years Ended December 31,
	2015(a) (f)	2014	2013(b)		2012	2011(c)
Net asset value, beginning of period	$7.44	$7.01	$8.88		$8.04	$7.91
Income/(loss) from operations:
Net investment income(d)	0.22	0.21	0.32		0.26	0.35
Net realized and unrealized gain/(loss) on investments	0.12	0.44	(1.56)		0.89	0.14
Total from investment operations	0.34	0.65	(1.24)		1.15	0.49
Less distributions:
From investment income	(0.22)	(0.22)	(0.44)		(0.25)	(0.34)
From capital gains	—	—	(0.19)		(0.06)	(0.02)
Total distributions	(0.22)	(0.22)	(0.63)		(0.31)	(0.36)
Net increase/(decrease) in net asset value	0.12	0.43	(1.87)		0.84	0.13
Net asset value, end of period	$7.56	$7.44	$7.01		$8.88	$8.04
Total Return	4.71%	9.41%	(14.24)%		14.43%	6.24%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$8,784	$10,114	$11,800		$101,263	$4,120
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.93%	2.81%	4.34%		3.44%	6.54%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.46%	1.49%	1.65	%(e)	1.64%	1.64%
Operating expenses excluding reimbursement/waiver	1.46%	1.51%	1.75%		1.74%	1.79%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.93%	2.81%	3.74%		2.97%	4.36%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.46%	1.49%	2.25	%(e)	2.11%	3.82%
Operating expenses excluding reimbursement/waiver	1.46%	1.51%	2.36%		2.20%	3.97%
Portfolio turnover rate	160%	168%	125%		63%	133%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward Credit Analysis Long/Short Fund Advisor Class was known as the Forward Credit Analysis Long/Short Fund Class M.
(c)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Effective May 1, 2013, the annual expense limitation rate changed from 1.64% to 1.69%. Effective October 1, 2013, the annual expense limitation rate changed from 1.69% to 1.49%.
(f)	Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

183

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Real Estate Fund - Class A
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011(b)
Net asset value, beginning of period	$33.59	$27.35	$27.12	$22.50	$22.83
Income/(loss) from operations:
Net investment income(c)	0.42	0.28	0.23	0.19	0.35
Net realized and unrealized gain/(loss) on investments	(1.02)	6.25	0.40	4.98	(0.17)
Total from investment operations	(0.60)	6.53	0.63	5.17	0.18
Less distributions:
From investment income	(0.40)	(0.29)	(0.40)	(0.55)	(0.51)
Total distributions	(0.40)	(0.29)	(0.40)	(0.55)	(0.51)
Net increase/(decrease) in net asset value	(1.00)	6.24	0.23	4.62	(0.33)
Net asset value, end of period	$32.59	$33.59	$27.35	$27.12	$22.50
Total Return(d)	(1.78)%	23.94%	2.30%	23.07%	0.82%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$31,179	$35,410	$30,582	$35,831	$33,601
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	1.76%	1.58%	1.47%	1.40%	1.97%
Operating expenses	1.85%	1.87%	1.82%	1.72%	1.67%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	1.24%	0.90%	0.82%	0.74%	1.53%
Operating expenses	2.37%	2.55%	2.46%	2.39%	2.11%
Portfolio turnover rate	77%	45%	63%	53%	78%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

184

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Real Estate Fund - Class B
	Years Ended December 31,
	2015(a)(f)	2014	2013	2012		2011(b)
Net asset value, beginning of period	$33.42	$27.20	$26.98	$22.37		$22.70
Income/(loss) from operations:
Net investment income/(loss)(c)	0.13	0.08	0.06	(0.00	)(d)	0.17
Net realized and unrealized gain/(loss) on investments	(0.90)	6.24	0.41	4.98		(0.17)
Total from investment operations	(0.77)	6.32	0.47	4.98		0.00
Less distributions:
From investment income	(0.23)	(0.10)	(0.25)	(0.37)		(0.33)
Total distributions	(0.23)	(0.10)	(0.25)	(0.37)		(0.33)
Net increase/(decrease) in net asset value	(1.00)	6.22	0.22	4.61		(0.33)
Net asset value, end of period	$32.42	$33.42	$27.20	$26.98		$22.37
Total Return(e)	(2.29)%	23.25%	1.71%	22.31%		0.06%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$393	$1,040	$1,643	$2,593		$4,384
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	0.91%	0.95%	0.85%	0.65%		1.20%
Operating expenses	2.40%	2.41%	2.38%	2.38%		2.42%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income/(loss)	0.39%	0.27%	0.20%	(0.02)%		0.76%
Operating expenses	2.92%	3.09%	3.03%	3.05%		2.86%
Portfolio turnover rate	77%	45%	63%	53%		78%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

185

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Real Estate Fund - Class C
	Years Ended December 31,
	2015(a)(e)	2014	2013	2012	2011(b)
Net asset value, beginning of period	$33.32	$27.14	$26.93	$22.34	$22.67
Income/(loss) from operations:
Net investment income(c)	0.23	0.11	0.08	0.02	0.19
Net realized and unrealized gain/(loss) on investments	(1.01)	6.19	0.39	4.95	(0.18)
Total from investment operations	(0.78)	6.30	0.47	4.97	0.01
Less distributions:
From investment income	(0.26)	(0.12)	(0.26)	(0.38)	(0.34)
Total distributions	(0.26)	(0.12)	(0.26)	(0.38)	(0.34)
Net increase/(decrease) in net asset value	(1.04)	6.18	0.21	4.59	(0.33)
Net asset value, end of period	$32.28	$33.32	$27.14	$26.93	$22.34
Total Return(d)	(2.31)%	23.22%	1.73%	22.30%	0.04%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$16,307	$17,936	$17,095	$19,171	$19,272
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	1.21%	1.03%	0.92%	0.74%	1.27%
Operating expenses	2.40%	2.42%	2.38%	2.38%	2.43%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	0.69%	0.35%	0.27%	0.07%	0.83%
Operating expenses	2.92%	3.10%	3.03%	3.04%	2.87%
Portfolio turnover rate	77%	45%	63%	53%	78%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

186

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Real Estate Fund - Advisor Class
	Year Ended December 31, 2015(a)(h)	Year Ended December 31, 2014	Year Ended December 31, 2013(b)	Year Ended December 31, 2012	Period Ended December 31, 2011(c)
Net asset value, beginning of period	$34.58	$28.14	$27.88	$23.10	$25.26
Income/(loss) from operations:
Net investment income(d)	0.53	0.41	0.26	0.40	0.36
Net realized and unrealized gain/(loss) on investments	(1.03)	6.43	0.50	5.02	(2.09)
Total from investment operations	(0.50)	6.84	0.76	5.42	(1.73)
Less distributions:
From investment income	(0.49)	(0.40)	(0.50)	(0.64)	(0.43)
Total distributions	(0.49)	(0.40)	(0.50)	(0.64)	(0.43)
Net increase/(decrease) in net asset value	(0.99)	6.44	0.26	4.78	(2.16)
Net asset value, end of period	$33.59	$34.58	$28.14	$27.88	$23.10
Total Return	(1.44)%	24.38%	2.71%	23.59%	(6.81	)%(e)
Ratios/supplemental data:
Net assets, End of Period (in 000s)	$847	$946	$942	$2,526	$9
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	2.06%	1.97%	1.53%	2.14%	2.78	%(f)
Operating expenses	1.50%	1.52%	1.42%	1.33%	1.50	%(f)
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	1.54%	1.29%	0.89%	1.47%	2.34	%(f)
Operating expenses	2.02%	2.20%	2.07%	1.99%	1.94	%(f)
Portfolio turnover rate	77%	45%	63%	53%	78	%(g)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward Real Estate Long/Short Fund Advisor Class was known as the Forward Real Estate Long/Short Fund Class M.
(c)	The Fund began offering Advisor Class shares on May 2, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(h)	Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

187

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient US Dividend Signal Fund - Class A
	Year Ended December 31, 2015(a)(h)	Year Ended December 31, 2014		Period Ended December 31, 2013(b)
Net asset value, beginning of period	$26.53	$24.91		$25.00
Income/(loss) from operations:
Net investment income(c)	1.38	2.92		0.68
Net realized and unrealized gain/(loss) on investments	(2.63)	0.97		0.07
Total from investment operations	(1.25)	3.89		0.75
Less distributions:
From investment income	(1.31)	(2.03)		(0.79)
From capital gains	—	(0.24)		(0.01)
From return of capital	(0.12)	—		(0.04)
Total distributions	(1.43)	(2.27)		(0.84)
Net increase/(decrease) in net asset value	(2.68)	1.62		(0.09)
Net asset value, end of period	$23.85	$26.53		$24.91
Total Return(d)	(4.92)%	16.19%		3.05	%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,655	$8,485		$224
Ratios to average net assets:
Net investment income including reimbursement/waiver	5.34%	11.50%		6.58	%(f)
Operating expenses including reimbursement/waiver	1.49%	1.67	%(g)	1.79	%(f)
Operating expenses excluding reimbursement/waiver	2.15%	2.35%		6.10	%(f)
Portfolio turnover rate	653%	739%		755	%(e)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Class A shares on August 1, 2013.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective December 1, 2014, the annual expense limitation rate changed from 1.79% to 1.49%.
(h)	Prior to May 1, 2016, the Salient US Dividend Signal Fund was known as the Forward Dynamic Income Fund.

188

Privacy Policy

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

189

Appendix—Description of Market Indices

Adaptive Balanced Blended Index: The Adaptive Balanced Blended Index consists of 60% MSCI World Index/40% Barclays Global Aggregate Bond Index. The Adaptive Balanced Blended Index is a hypothetical index constructed by Salient Management.

Adaptive Income Blended Index: The Adaptive Income Blended Index consists of 85% Barclays Global Aggregate Bond Index and 15% MSCI ACWI. The Adaptive Income Blended Index is a hypothetical index constructed by Salient Management.

Barclays 1-5 Year U.S. Government/Credit Bond Index: The Barclays 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

Barclays Global Aggregate Bond Index: The Barclays Global Aggregate Bond Index represents a broad-based measure of the global investment-grade fixed income markets, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Global Aggregate GDP Weighted Index: The Barclays Global Aggregate GDP Weighted Index represents a gross domestic product weighted index of global government, government-related, corporate and securitized fixed-income investments.

Barclays U.S. Corporate High-Yield Bond Index: The Barclays U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays U.S. Intermediate Corporate Index: The Barclays U.S. Intermediate Corporate Index covers the USD-denominated, investment grade, fixed-rate, taxable corporate bond market. The index includes debt from U.S. and non-U.S. industrial, utility and financial institution issuers with duration of 1-10 years.

Barclays U.S. Municipal Bond Index: The Barclays U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

BofA Merrill Lynch Preferred Index: The BofA Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Credit Suisse Emerging Market Corporate Bond Index: The Credit Suisse Emerging Market Corporate Bond Index consists of U.S. dollar-denominated fixed income issues from Latin America, Eastern Europe and Asia.

Credit Suisse MOVERS Index: The Credit Suisse Momentum and Volatility Enhanced Return Strategy Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. Currently, 24 single commodity sub-indices meet the eligibility requirements for the S&P GSCI. A list of these commodity sub-indices organized by subsector is presented below.

Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
Crude Oil	Aluminum	Gold	Wheat	Live Cattle
Brent Crude Oil	Copper	Silver	Red Wheat	Feeder Cattle
RBOB Gas	Lead		Corn	Lean Hogs
Heating Oil	Nickel		Soybeans
Gas Oil	Zinc		Cotton
Natural Gas			Sugar
Coffee
Cocoa

FTSE EPRA/NAREIT Developed ex-US Index: The FTSE EPRA/NAREIT Developed ex-US Index is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies.

FTSE NAREIT Composite Index: The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks.

FTSE NAREIT Equity REITs Index: The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market.

MSCI ACWI GDP Weighted Index: The MSCI ACWI (All Country World Index) GDP Weighted Index is a free float-adjusted market capitalization index that is designed to measure gross domestic product performance in global developed and emerging markets, including the United States.

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Appendix—Description of Market Indices

MSCI ACWI: The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

MSCI ACWI ex-USA: The MSCI ACWI (All Country World Index) ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

MSCI EAFE Small Cap Index: The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

MSCI USA IMI High Dividend Yield Index: The MSCI USA IMI High Dividend Yield Index is a free float-adjusted market capitalization index that it designed to measure the performance of equities (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent in the U.S. market.

MSCI World Index: The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed markets.

Russell 3000 Index: The Russell 3000 Index measures the performance of approximately 98% of the investable U.S. equity market.

Russell U.S. Large Cap High Dividend Yield Index: The Russell U.S. Large Cap High Dividend Yield Index selects securities from the Russell 1000 Index exhibiting high dividend yields and quality characteristics such as dividend growth, earning stability and sustained profitability.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P Global Infrastructure Index: The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy.

S&P GSCI Commodity Index: The S&P GSCI Commodity Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

US Dividend Signal Blended Index: Prior to June 12, 2015, the US Dividend Signal Blended Index consisted of 70% Barclays U.S. Intermediate Corporate Index and 30% Russell U.S. Large Cap High Dividend Yield Index. Effective June 12, 2015, the US Dividend Signal Blended Index consists of 70% Barclays U.S. Intermediate Corporate Index and 30% MSCI USA IMI High Dividend Yield Index. The US Dividend Signal Blended Index is a hypothetical index constructed by Salient Management.

191

Investment Advisor
Forward Management, LLC d/b/a Salient Sub-Advisors

Broadmark Asset Management, LLC

Salient Tactical Growth Fund

Pacific Investment Management Company LLC

Salient Tactical Muni Strategy Fund

Pictet Asset Management Limited

Salient International Small Cap Fund

Administrator ALPS Fund Services, Inc. Distributor Forward Securities, LLC Counsel K&L Gates LLP	Independent Registered Public Accounting Firm KPMG LLP Custodian Citibank, N.A. Transfer Agent ALPS Fund Services, Inc.

Salient FF Funds

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Commodity Long/Short Strategy Fund

Salient EM Corporate Debt Fund

Salient EM Dividend Signal Fund

Salient EM Infrastructure Fund

Salient Frontier Strategy Fund

Salient High Yield Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni Strategy Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Commodity Long/Short Strategy Fund

Salient EM Corporate Debt Fund

Salient EM Dividend Signal Fund

Salient EM Infrastructure Fund

Salient Frontier Strategy Fund

Salient High Yield Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni Strategy Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports, when available, list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1.	Call or write, and copies will be sent to you free of charge: Salient Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.salientpartners.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3.	Go to the EDGAR database on the SEC’s website at www.sec.gov and download a free text-only copy.

4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

Printed on paper containing recycled content using soy-based inks.

Prospectus

May 1, 2016

Investor Class and Institutional Class

Tickers
Fund	Investor Class	Institutional Class
Salient Adaptive Balanced Fund	AGALX	ACGAX
Salient Adaptive Income Fund	AIAIX	AIAAX
Salient Adaptive US Equity Fund	ACSIX	ASMCX
Salient Commodity Long/Short Strategy Fund	FCOMX	FCMLX
Salient EM Corporate Debt Fund	FFXRX	FFXIX
Salient EM Dividend Signal Fund	PGERX	PTEMX
Salient EM Infrastructure Fund	FGLRX	KGIYX
Salient Frontier Strategy Fund	FRONX	FRNMX
Salient High Yield Fund	AHBIX	AHBAX
Salient International Dividend Signal Fund	FFINX	FFIEX
Salient International Real Estate Fund	FFIRX	KIRYX
Salient International Small Cap Fund	PISRX	PTSCX
Salient Investment Grade Fund	AITIX	AIFIX
Salient Real Estate Fund	FFREX	FPREX
Salient Select Income Fund	FFSLX	KIFYX
Salient Select Opportunity Fund	FSORX	FSOTX
Salient Tactical Growth Fund	FFTGX	FTGWX
Salient Tactical Muni Strategy Fund	FLSRX	FLSIX
Salient Tactical Real Estate Fund	FFSRX	KSRYX
Salient US Dividend Signal Fund	FDYRX	FDYTX

The Securities and Exchange Commission and Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

The Funds also offer Class A, Class B, Class C, Advisor Class, and Class Z shares by separate prospectuses, which are available upon request.

Salient Adaptive Balanced Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.63%	0.38%
Acquired Fund Fees and Expenses	1.12%	1.12%
Total Annual Fund Operating Expenses	2.10%	1.60%
Fee Waiver and/or Expense Reimbursement(2)	–0.16%	–0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.94%	1.44%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2017. The Fund’s investment advisor is also contractually obligated to reimburse other expenses until April 30, 2017, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.82% and 0.32%, respectively. These expense limitation arrangements may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$197	$147
3 Years	$642	$489
5 Years	$1,113	$855
10 Years	$2,415	$1,884

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a risk-targeted portfolio that invests primarily in other Salient Funds (the “Underlying Funds”) in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. Risk-targeted means a portfolio management process by which the Adviser seeks to maintain a consistent, chosen level of risk as measured by the annualized standard deviation of returns. The portfolio targets a constant volatility level that is similar to the long-term volatility of the Adaptive Balanced Blended Index, which consists of 60% MSCI World Index and 40% of the Barclays Global Aggregate Index, while simultaneously seeking to provide a balance of growth and income with a moderate correlation to overall equity and bond markets. The Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), uses a dynamic quantitative model to measure and allocate based on current and expected market conditions which include but are not limited to correlation, volatility, and price momentum. The strategies and asset classes in which the Fund may invest are generally limited to the strategies and asset classes of the Underlying Funds.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including

1

Salient Adaptive Balanced Fund

the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

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Salient Adaptive Balanced Fund

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment Risk: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are

3

Salient Adaptive Balanced Fund

more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk: Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross- section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general

4

Salient Adaptive Balanced Fund

and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Law Change Risk: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Growth Allocation Blended Index (60% MSCI World Index/40% Barclays Global Aggregate Bond Index) replaced the Growth Allocation Blended Index (20% Barclays Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index) on January 4, 2016. Salient Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies.

5

Salient Adaptive Balanced Fund

Effective May 1, 2016, the Growth Allocation Blended Index is renamed the Adaptive Balanced Blended Index.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	15.72%
Worst Quarter – December 31, 2008	–18.14%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient Adaptive Balanced Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	–7.45%	1.74%	1.58%	2.07%
Return After Taxes on Distributions	–8.32%	0.41%	0.41%	1.10%
Return After Taxes on Distributions and Sale of Fund Shares	–3.85%	1.05%	0.93%	1.33%
Salient Adaptive Balanced Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	–7.90%	1.23%	1.08%	1.56%
MSCI World Index	–0.32%	8.19%	5.56%	4.59%
Adaptive Balanced Blended Index (60% MSCI World Index/40% Barclays Global Aggregate Bond Index)	–1.24%	5.39%	5.12%	4.96%
Barclays Global Aggregate Bond Index	–3.15%	0.90%	3.74%	4.77%
MSCI ACWI GDP Weighted Index	–5.13%	3.36%	4.53%	5.50%
Adaptive Balanced Blended Index (20% Barclays Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	–4.74%	3.08%	4.63%	5.63%
Barclays Global Aggregate GDP Weighted Index	–3.90%	1.37%	3.93%	5.02%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Nathan J. Rowader, Senior Portfolio Manager. Mr. Rowader has managed the Fund since February 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Adaptive Income Fund

Investment Objective

The Fund seeks high current income and some stability of principal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.85%	0.60%
Acquired Fund Fees and Expenses	1.20%	1.20%
Total Annual Fund Operating Expenses	2.40%	1.90%
Fee Waiver and/or Expense Reimbursement(2)	–0.31%	-0.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.09%	1.59%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.89% and 0.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$212	$162
3 Years	$719	$567
5 Years	$1,252	$997
10 Years	$2,709	$2,194

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 212% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a risk-targeted portfolio that invests primarily in other Salient Funds (the “Underlying Funds”) in order to gain exposure to a range of income-producing global equity markets, global interest rate markets, and global credit markets. The portfolio targets a constant volatility level that is similar to the long-term volatility of the Adaptive Income Blended Index, which consists of 85% Barclays Global Aggregate Bond Index and 15% of the MSCI All Country World Index, while simultaneously seeking to maximize yield. The Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), uses a dynamic quantitative model to measure and allocate based on current and expected market conditions which includes but is not limited to correlation, volatility and asset class yield. The strategies and asset classes in which the Fund may invest are generally limited to the strategies and asset classes of the Underlying Funds.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

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Salient Adaptive Income Fund

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities

8

Salient Adaptive Income Fund

and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment Risk: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic

9

Salient Adaptive Income Fund

news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk: Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the

10

Salient Adaptive Income Fund

underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Law Change Risk: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Effective May 1, 2016, the Income Builder Blended Index is renamed the Adaptive Income Blended Index.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	6.79%
Worst Quarter – September 30, 2015	–7.41%

11

Salient Adaptive Income Fund

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient Adaptive Income Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	–7.27%	3.87%	4.10%	4.16%
Return After Taxes on Distributions	–8.93%	1.65%	2.09%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares	–3.93%	2.22%	2.44%	2.53%
Salient Adaptive Income Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	–7.76%	3.35%	3.58%	3.65%
Barclays Global Aggregate Bond Index	–3.15%	0.90%	3.74%	4.77%
Adaptive Income Blended Index (85% Barclays Global Aggregate Bond Index/15% MSCI ACWI)	–2.85%	1.83%	4.13%	4.92%
MSCI ACWI	–1.84%	6.66%	5.31%	4.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Nathan J. Rowader, Senior Portfolio Manager. Mr. Rowader has managed the Fund since February 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

Salient Adaptive US Equity Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.85%	0.70%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.67%	1.27%
Fee Waiver and/or Expense Reimbursement(1)	–0.35%	–0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.32%	0.92%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% and 0.85%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$134	$94
3 Years	$492	$368
5 Years	$874	$663
10 Years	$1,944	$1,502

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities or exchange-traded funds (“ETFs”) traded principally on an exchange in the United States. The Fund may invest in equity securities of any market capitalization. The ETFs in which the Fund invests will be significantly invested in US equities. The Fund may utilize various futures contracts and other financially linked derivatives and instruments in order to reduce or increase certain market exposures. The Fund may also hold cash or cash equivalents.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) utilizes a topdown approach to portfolio construction by allocating the Fund’s assets to those sectors or industries within the U.S. equity market that are exhibiting the highest level of total return and/or attractive valuations. Next, the Advisor selects the optimal method for executing the desired allocation within the selected sector or industry (i.e., through investments in either equity securities or exchange-traded funds). In order to maintain a targeted level of volatility, the Advisor will then take a position using various futures contracts and other financially linked derivatives and instruments. Using this process, the Advisor will periodically rebalance the Fund’s portfolio, typically on a weekly basis, although rebalancing may occur more or less frequently.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a

13

Salient Adaptive US Equity Fund

money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such

14

Salient Adaptive US Equity Fund

investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On September 20, 2010, Salient Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund. Performance figures shown below for periods before September 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

On January 4, 2016, the Advisor incorporated new principal investment strategies for the Fund as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to January 4, 2016 represent performance under the previous investment strategies for the Fund.

Effective January 4, 2016, the S&P 500 Index replaced the Russell 3000 Index as the Fund’s benchmark index. Salient Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown for at least a one-year transition period. In the future, however, only the S&P 500 Index will be shown.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	20.57%
Worst Quarter – December 31, 2008	–25.12%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 years	Since Inception
Salient Adaptive US Equity Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	–0.89%	9.90%	5.80%	9.53%
Return After Taxes on Distributions	–3.66%	9.05%	4.80%	8.05%
Return After Taxes on Distributions and Sale of Fund Shares	1.83%	7.86%	4.36%	7.53%
S&P 500 Index	1.38%	12.57%	7.31%	9.28%
Russell 3000 Index	0.48%	12.18%	7.35%	9.40%
Salient Adaptive US Equity Fund – Investor Class (Inception: 6/24/98)
Return Before Taxes	–1.24%	9.48%	5.36%	5.33%
S&P 500 Index	1.38%	12.57%	7.31%	5.37%
Russell 3000 Index	0.48%	12.18%	7.35%	5.74%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

15

Salient Adaptive US Equity Fund

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: Nathan J. Rowader, Senior Portfolio Manager, and Robert M. Croce, Ph. D., Director of Quantitative Research, Salient. Mr. Rowader leads the Fund’s investment team and has managed the Fund since September 2010. Dr. Croce has managed the Fund since January 2016.

Purchase and Sale of fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

Salient Commodity Long/Short Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee(1)	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses of the Fund(2)	0.88%	0.78%
Other Expenses of the Subsidiary(3)	0.23%	0.23%
Total Other Expenses	1.11%	1.01%
Total Annual Fund Operating Expenses	2.31%	1.96%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The Subsidiary (as defined below) has entered into a separate advisory agreement with Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the Subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the Subsidiary is in place.

(2)	Other Expenses of the Fund are based on estimated amounts for the current fiscal year.

(3)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary, including administrative, audit, custody and legal expenses.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$234	$199
3 Years	$721	$615
5 Years	$1,234	$1,057
10 Years	$2,642	$2,282

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an investment approach that makes both long and short investments in the commodity markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund’s investment approach is also used to gain exposure to momentum, which is defined as the continuation of recent price trends across a variety of global markets and asset classes and entails the Fund establishing long positions in securities that have had positive recent returns and short positions in securities that have had negative recent returns. To identify investments for the Fund, the Advisor constructs proprietary, systematic trend-following strategies that will generally trade in more than 20 commodity futures and employ three measures of momentum. The Advisor then determines the global commodity markets appropriate for each trend-following strategy. In certain circumstances, the Advisor may limit or cap a trend-following strategy’s exposure to certain markets and instruments to reflect the limited liquidity of those markets and instruments. The Fund may also invest in exchange-traded funds (“ETFs”). Portfolios are then created in which the Advisor attempts to balance the risk contribution of each trend-following strategy and the commodity markets within each strategy, for which the Advisor targets a 10% annualized daily standard deviation of returns. The risk calculation is derived from each trend-following strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The Fund’s portfolio is rebalanced dynamically according to this framework.

The Fund does not invest directly in physical commodities, but gains synthetic exposure to commodity positions primarily through investments in commodity-linked derivative instruments, including futures contracts, forward contracts and swap agreements, and through investments in the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Salient Management, the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked derivative instruments. The Fund may invest in both U.S. and non-U.S. securities as well as companies located in emerging market countries.

17

Salient Commodity Long/Short Strategy Fund

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of futures contracts, forward contracts and swap agreements. The Fund may engage in these transactions to obtain both long and short investment exposures. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets or the Fund’s portfolio in the aggregate to reflect the Fund’s target on risk.

The Fund will also hold a large portion of its assets either directly or indirectly in cash, money market instruments, or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivative positions, and some of which may be actively managed to potentially enhance returns.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

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Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

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Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

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Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain

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Salient Commodity Long/Short Strategy Fund

derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross- section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of

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Salient Commodity Long/Short Strategy Fund

those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk: The Fund is a non-diversified Fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

Subsidiary Risk: By investing in the subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the subsidiary, and the Fund and the subsidiary are both managed by the Advisor, making it unlikely that the subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the subsidiary, and the Fund’s role as sole shareholder of the subsidiary. To the extent applicable to the investment activities of the subsidiary, the subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Tax Law Change Risk: Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Subsidiary should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Fund from the Subsidiary, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

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Salient Commodity Long/Short Strategy Fund

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Please also see “Federal Taxes” in the Fund’s prospectus for a detailed discussion of additional U.S. federal tax risks relating to the Fund.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On November 3, 2015, the Advisor incorporated new principal investment strategies for the Fund as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 3, 2015 represent performance under the previous investment strategies for the Fund.

Effective November 3, 2015, the S&P GSCI Commodity Index replaced the Credit Suisse MOVERS Index as the Fund’s benchmark index. Salient Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the S&P GSCI Commodity Index will be shown.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2013	11.58%
Worst Quarter – December 31, 2012	–10.01%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Commodity Long/Short Strategy Fund – Institutional Class (Inception: 12/31/10)
Return Before Taxes	–11.35%	–4.23%	–4.23%
Return After Taxes on Distributions	–11.35%	–4.72%	–4.72%
Return After Taxes on Distributions and Sale of Fund Shares	–6.42%	–3.33%	–3.33%
Salient Commodity Long/Short Strategy Fund – Investor Class (Inception: 12/31/10)
Return Before Taxes	–11.65%	–4.56%	–4.56%
S&P GSCI Commodity Index	–32.86%	–15.18%	–15.18%
Credit Suisse MOVERS Index	–6.40%	–3.71%	–3.71%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: Roberto M. Croce, Ph.D., Director of Quantitative Research, Salient, Lee G. Partridge, Chief Investment Officer, and Nathan J. Rowader, Senior Portfolio Manager. Dr. Croce leads the Fund’s and the

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Salient Commodity Long/Short Strategy Fund

Subsidiary’s investment team. Mr. Rowader has managed the Fund since its inception in December 2010. Dr. Croce and Mr. Partridge have managed the Fund since November 2015.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient EM Corporate Debt Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.48%	0.38%
Dividend and Interest Expense on Short Sales(1)	0.15%	0.15%
Interest Expense on Borrowings(1)	0.16%	0.16%
Total Other Expenses(2)	0.79%	0.69%
Total Annual Fund Operating Expenses	1.74%	1.39%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(2)	Under the terms of a prior expense limitation agreement, certain classes of the Fund have outstanding balances for fees waived by the Advisor during the term of the agreement which may be recouped by the Advisor within three years after the waiver of the expense. As the current expense ratio of the Fund is higher than the expense limit under the former expense limitation agreement the Advisor is currently unable to recoup such expenses but may be able to do so should the expense ratio of the Fund decrease during future periods.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$177	$142
3 Years	$548	$440
5 Years	$943	$760
10 Years	$2,049	$1,667

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies located in emerging market countries. Such fixed income investments may be represented by derivative instruments. The Fund seeks to capitalize on inefficiencies in the emerging market corporate bond market.

Forward Management LLC d/b/a Salient (“Salient Management” or the “Advisor”) employs a multi-step process to identify investments for the Fund. Investment ideas originate from the portfolio managers’ ongoing coverage of primary and secondary corporate debt markets as well as from extensive industry contacts. The Advisor employs a thematic approach to portfolio construction through the analysis of political, demographic and macroeconomic risks. The Advisor uses country and global macroeconomic themes to identify industries and countries that are expected to outperform. The Advisor then selects individual securities within these industries and countries. Following the identification of a potential investment, the Advisor conducts an in-depth fundamental investment analysis. The Advisor’s fundamental analysis will generally be tailored to the perceived risk profile of the potential investment, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition, and funding prospects. The Advisor also analyzes the technical factors (including the types of other investors who own the security and events that may cause other investors to sell the security). The Advisor adjusts its weighting of a particular security’s fundamental and technical factors based on the Advisor’s view of the security’s risks. The Advisor believes that during certain market conditions, technical factors may have a greater influence on the price of emerging market securities than fundamental factors.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps. The Fund may engage in these transactions to obtain both long and short investment exposures. The Fund may also sell securities short in an amount up to 20% of the Fund’s net asset value at the time of investment. The Fund may borrow money in an amount up to one-third of its assets for investment or other purposes.

The Fund’s investments may include, but are not limited to, the following: public and private investment grade, non-investment grade and unrated debt securities (including securities commonly referred to as “junk bonds”); loans; limited partnership units; equities; options; convertible or perpetual debt; credit default

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Salient EM Corporate Debt Fund

swaps of corporate issuers or indices; futures contracts; and exchange-traded funds (“ETFs”) that provide exposure to fixed income securities of issuers in emerging market countries. The Fund may invest without limitation in derivatives to seek to achieve investment returns consistent with the Fund’s investment objective and for hedging purposes. The Fund may also invest up to 20% of its net assets, as measured at the time of investment, in the sovereign debt of emerging market countries. The Fund may enter into forward foreign currency exchange contracts and other instruments linked to foreign currency exchange rates. The Fund may also engage in transactions that seek to hedge interest rate risk.

The Fund normally invests its assets among at least ten emerging market countries throughout the world. The Fund normally limits its investment in any one emerging market country to no more than 35% of the Fund’s net assets at time of purchase, and the Fund normally limits its investment in any one issuer to no more than 5% of the Fund’s net assets at the time of purchase. Although the Fund primarily invests its assets in securities that have been rated by at least one major international credit rating agency, the Fund may invest without limitation in unrated securities, including defaulted loans and bonds (including bonds commonly referred to as “junk bonds”). The Fund will normally maintain its portfolio duration within a range of plus or minus four years of the Fund’s benchmark, the Credit Suisse Emerging Market Corporate Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2016, the Benchmark’s duration was 4.72.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the

U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

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Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling

24

Salient EM Corporate Debt Fund

interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

25

Salient EM Corporate Debt Fund

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a

26

Salient EM Corporate Debt Fund

large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On June 9, 2015, Salient Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before June 9, 2015 represent performance of the prior sub-advisors to the Fund.

On January 4, 2016, the Advisor incorporated new principal investment strategies for the Fund as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to January 4, 2016 represent performance under the previous investment strategies for the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – September 30, 2010	14.20%
Worst Quarter – September 30, 2011	–10.45%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient EM Corporate Debt Fund – Investor Class (Inception: 10/5/07)
Return Before Taxes	–6.63%	0.75%	3.03%
Return After Taxes on Distributions	–9.44%	–2.37%	0.62%
Return After Taxes on Distributions and Sale of Fund Shares	–3.68%	–0.58%	1.45%
Salient EM Corporate Debt Fund – Institutional Class (Inception: 10/5/07)
Return Before Taxes	–6.43%	1.10%	3.38%
Credit Suisse Emerging Market Corporate Bond Index	1.02%	4.41%	5.94%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: David C. Hinman, CFA, Senior Portfolio Manager, and James P. Sivco, CFA, Senior Portfolio Manager. Mr. Hinman leads the Fund’s investment team and has managed the Fund since February 2011. Mr. Sivco has managed the Fund since January 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

27

Salient EM Corporate Debt Fund

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient EM Dividend Signal Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.05%	1.05%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.31%	1.21%
Total Annual Fund Operating Expenses	2.61%	2.26%
Fee Waiver and/or Expense Reimbursement(1)	–0.87%	–0.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.74%	1.39%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.74% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$177	$142
3 Years	$729	$623
5 Years	$1,307	$1,130
10 Years	$2,875	$2,524

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies domiciled in emerging markets. The Fund normally invests in not fewer than eight emerging market countries. The Fund may invest in securities of any market capitalization, and typically invests a significant portion of its assets in small and medium capitalization stocks.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s

29

Salient EM Dividend Signal Fund

ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does

30

Salient EM Dividend Signal Fund

the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On September 1, 2012, Salient Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

31

Salient EM Dividend Signal Fund

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	32.39%
Worst Quarter – September 30, 2008	–29.38%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient EM Dividend Signal Fund – Institutional Class (Inception: 10/4/95)
Return Before Taxes	–17.97%	–5.26%	2.57%	4.95%
Return After Taxes on Distributions	–18.03%	–7.17%	0.80%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	–10.01%	–3.19%	2.75%	4.45%
MSCI Emerging Markets Index	–14.60%	–4.47%	3.95%	5.35%
Salient EM Dividend Signal Fund – Investor Class (Inception: 4/9/03)
Return Before Taxes	–18.11%	–5.56%	2.21%	10.31%
MSCI Emerging Markets Index	–14.60%	–4.47%	3.95%	11.45%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, and Brewington have managed the Fund since September 2012. Mr. Sagmeister has managed the Fund since October 2013. Messrs. Visse and Broughton have managed the Fund since May 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient EM Infrastructure Fund

Investment Objective

The Fund seeks total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.72%	0.62%
Total Annual Fund Operating Expenses	1.87%	1.52%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$190	$155
3 Years	$588	$480
5 Years	$1,010	$829
10 Years	$2,187	$1,810

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets in emerging markets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as: transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including: mining; shipping; timber; steel; alternative energy; agriculture; and energy production and exploration. The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. The Fund considers a company to be in an emerging market if the company’s assets are exposed to the economic fortunes and risks of one or more emerging market countries, by, among other things, being (i) organized under the laws of an emerging markets country, (ii) traded principally in an emerging markets country, or (iii) deriving a material portion of their revenues or profits from activities in emerging markets countries.

The Fund focuses on investments in infrastructure networks that the Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), believes will generate stable revenue streams and positive cash flow. The Fund will also seek opportunities to participate in the growth in emerging markets infrastructure spending. Salient Management’s investment process utilizes fundamental and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential.

The Fund may invest in equity securities, debt securities and limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, real estate securities, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, and options. The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity.

The Fund may write (sell) call options and purchase put options on individual stocks, industry group indices, or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory

33

Salient EM Infrastructure Fund

guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

34

Salient EM Infrastructure Fund

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment Risk: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk: Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks

35

Salient EM Infrastructure Fund

related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Global Infrastructure Fund was reorganized as the Fund, a new portfolio of the Salient Funds. In connection with the reorganization, the Fund changed its investment advisor to Salient Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Global Infrastructure Fund.

Effective May 1, 2016, the MSCI Emerging Markets Index replaces the S&P Global Infrastructure Index as the Fund’s benchmark index. Salient Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the MSCI Emerging Markets Index will be shown.

36

Salient EM Infrastructure Fund

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	25.10%
Worst Quarter – September 30, 2008	–22.63%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient EM Infrastructure Fund – Institutional Class (Inception: 6/29/07)
Return Before Taxes	–6.22%	2.56%	0.14%
Return After Taxes on Distributions	–6.55%	2.35%	–0.13%
Return After Taxes on Distributions and Sale of Fund Shares	–2.89%	2.17%	0.29%
MSCI Emerging Markets Index	–14.60%	–4.47%	–0.68%
S&P Global Infrastructure Index	–11.46%	5.09%	1.42%
Salient EM Infrastructure Fund – Investor Class (Inception: 5/2/11)
Return Before Taxes	–6.60%	N/A	0.02%
MSCI Emerging Markets Index	–14.60%	N/A	–5.88%
S&P Global Infrastructure Index	–11.46%	N/A	3.09%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Visse leads the Fund’s investment team and has managed the Fund since its inception in June 2007. Messrs. Ruff, Coleman, Sagmeister, Broughton, and Brewington have managed the Fund since May 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

37

Salient Frontier Strategy Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.49%	0.44%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.61%	1.31%
Fee Waiver and/or Expense Reimbursement(1)	–0.30%	–0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	1.01%

(1)	The Fund’s investment advisor Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.29% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$133	$103
3 Years	$479	$386
5 Years	$847	$689
10 Years	$1,883	$1,551

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund principally invests in investments that provide exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. The Advisor’s strategy seeks to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”).

The Fund seeks exposure to frontier market countries primarily through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”); exchange-traded funds (“ETFs”); exchange-traded notes (“ETNs”); depositary receipts; and securities of companies in frontier market countries. The Fund will typically have significant exposure to companies with small market capitalizations. The Fund may invest in instruments that provide exposure to market indices in frontier market countries, specific industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and Structured Products and/or indirectly by investing in shares of other investment companies.

Due to restrictions on investing in certain frontier markets and the limited supply of frontier market investments, the Fund’s actual holdings may not approximate the country and industry allocations of the Benchmark. When making investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets.

Under normal conditions, the derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of investment-grade fixed income instruments, including U.S. corporate bonds, U.S. Government or agency securities, municipal debt, mortgage-backed and asset-backed securities (including collateralized loan obligations) and/or shares of fixed income ETFs. Salient Management actively manages the fixed income instruments held by the

38

Salient Frontier Strategy Fund

Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2016, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.73.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may

39

Salient Frontier Strategy Fund

be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

40

Salient Frontier Strategy Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	32.55%
Worst Quarter – March 31, 2009	–22.17%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Frontier Strategy Fund – Institutional Class (Inception: 12/31/08)
Return Before Taxes	–20.80%	–3.17%	0.84%
Return After Taxes on Distributions	–22.45%	–4.94%	–1.35%
Return After Taxes on Distributions and Sale of Fund Shares	–11.46%	–2.50%	0.32%
Salient Frontier Strategy Fund – Investor Class (Inception: 12/31/08)
Return Before Taxes	–21.01%	–3.37%	0.67%
MSCI Frontier Markets Index	–14.07%	0.74%	5.35%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Nathan J. Rowader, Senior Portfolio Manager. Mr. Rowader has managed the Fund since December 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

41

Salient High Yield Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.51%	0.36%
Dividend and Interest Expense on Short Sales(1)	0.40%	0.40%
Interest Expense on Borrowings(1)	0.08%	0.08%
Total Other Expenses	0.99%	0.84%
Total Annual Fund Operating Expenses	1.74%	1.34%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$177	$136
3 Years	$548	$424
5 Years	$943	$734
10 Years	$2,049	$1,611

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating

Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds (including bonds commonly referred to as “junk bonds”). Such investments may be represented by derivative instruments, in which the Fund may invest without limitation. The Fund will normally maintain its portfolio duration within a range of plus or minus 50% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2016, the Benchmark’s duration was 4.23.

The Fund may also invest in preferred and common stocks, loans, limited partnership units, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps. The Fund may also sell securities short in an amount up to 20% of the Fund’s net asset value at the time of investment. The Fund may also engage in transactions that seek to hedge interest rate risk. The Fund may invest up to 20% of its total assets, as measured at the time of investment, in securities denominated in foreign currencies and without limitation in U.S. dollar-denominated securities of foreign issuers, provided that any investments in securities and instruments that are economically tied to emerging market countries will be limited to 20% of the Fund’s total assets at the time of investment. The Fund may also invest without limitation in mortgage-related and other asset-backed securities including collateralized loan obligations.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. To select securities, the Advisor uses a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity,

42

Salient High Yield Fund

quality and such other criteria appropriate to meet the Fund’s investment objective. The investment process also includes top-down research and sector analysis that establishes an investment policy based upon the Advisor’s view of the business cycle, interest rate trends, yield curve analysis, and sector analysis.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual

43

Salient High Yield Fund

companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Loans Risk: Loans include senior floating rate loans and secured and unsecured subordinated loans, second lien loans and bridge loans. Loans are subject to risks discussed under Debt Securities, Interest Rate, Liquidity and Lower-Rated Debt Securities risks. Loans trade in an interdealer market, may have conditions necessary for and restrictions on their transfer, and other restrictions that may result in prolonged settlement or other illiquidity of such investments. Due to the lack of centralized information and trading, the valuation of loans may carry more risk than exchange-listed instruments. In addition, loans may not be considered securities for all regulatory purposes and such investments may not have the protections of federal securities as compared to other Fund investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not

44

Salient High Yield Fund

have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On January 4, 2016, Salient Management assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to January 4, 2016 represent performance of the prior sub-advisor to the Fund.

Calendar Year Total Return—Institutional Class

Best Quarter – June 30, 2009	12.45%
Worst Quarter – December 31, 2008	–14.59%

45

Salient High Yield Fund

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient High Yield Fund – Institutional Class (Inception: 5/1/00)
Return Before Taxes	–4.24%	4.41%	5.78%	6.15%
Return After Taxes on Distributions	–6.77%	1.58%	2.84%	3.07%
Return After Taxes on Distributions and Sale of Fund Shares	–2.26%	2.32%	3.31%	3.48%
Salient High Yield Fund – Investor Class (Inception: 5/1/00)
Return Before Taxes	–4.81%	3.96%	5.36%	5.73%
BofA Merrill Lynch U.S. High Yield Master II Index	–4.64%	4.84%	6.81%	6.77%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The members of the Fund’s team are: James P. Sivco, CFA, Senior Portfolio Manager, and David C. Hinman, CFA, Senior Portfolio Manager. Mr. Sivco leads the Fund’s investment team. Messrs. Sivco and Hinman have managed the portfolio since January 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46

Salient International Dividend Signal Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.84%	0.84%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.40%	0.30%
Interest Expense on Borrowings	0.13%	0.13%
Total Other Expenses	0.53%	0.43%
Total Annual Fund Operating Expenses	1.62%	1.27%
Fee Waiver and/or Expense Reimbursement(1)	–0.15%	–0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.47%	1.12%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$150	$114
3 Years	$496	$388
5 Years	$867	$682
10 Years	$1,907	$1,519

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located outside of the United States. The Fund may invest in equity securities of any capitalization. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. The Fund invests a substantial amount of its assets in foreign securities that are denominated in foreign currencies. Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use a portion of such borrowed money to engage in income-producing strategies. These strategies may include: (a) a dividend-harvesting strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security about to pay a dividend; and (b) purchasing fixed-income securities specifically to generate income.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

47

Salient International Dividend Signal Fund

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic

48

Salient International Dividend Signal Fund

movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On December 1, 2008, Salient Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of prior sub-advisors to the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – June 30, 2009	22.11%
Worst Quarter – December 31, 2008	–29.65%

49

Salient International Dividend Signal Fund

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient International Dividend Signal Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes	–6.03%	1.28%	1.99%	3.66%
Return After Taxes on Distributions	–6.96%	–0.19%	0.17%	2.54%
Return After Taxes on Distributions and Sale of Fund Shares	–2.69%	0.69%	1.52%	2.92%
MSCI ACWI ex-USA	–5.25%	1.51%	3.38%	5.64%
Salient International Dividend Signal Fund – Institutional Class (Inception: 5/1/07)
Return Before Taxes	–5.65%	1.67%	N/A	–1.89%
MSCI ACWI ex-USA	–5.25%	1.51%	N/A	0.16%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, and Brewington have managed the Fund since December 2008. Mr. Sagmeister has managed the Fund since October 2013. Messrs. Visse and Broughton have managed the Fund since May 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50

Salient International Real Estate Fund

Investment Objective

The Fund seeks total return from both capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.62%	0.52%
Total Annual Fund Operating Expenses	1.87%	1.52%

(1)	Under the terms of a prior expense limitation agreement, certain classes of the Fund have outstanding balances for fees waived by the Advisor during the term of the agreement which may be recouped by the Advisor within three years after the waiver of the expense. As the current expense ratio of the Fund is higher than the expense limit under the former expense limitation agreement the Advisor is currently unable to recoup such expenses but may be able to do so should the expense ratio of the Fund decrease during future periods.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$190	$155
3 Years	$588	$480
5 Years	$1,010	$829
10 Years	$2,187	$1,810

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 281% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in non-U.S. securities of real estate and real estate-related companies in at least three different countries. The Fund may invest in equity securities, debt securities, limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts and European Depositary Receipts, and its investments may include other securities, such as synthetic instruments and real estate investment trusts (REITs). Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, and options. The Fund may invest in issuers located in emerging or frontier markets countries and may invest up to 20% of its assets, as measured at the time of investment, in U.S. real estate and real estate related companies. The Fund may invest in securities of companies having any capitalization and investment grade debt securities. The Fund may also leverage its portfolio by borrowing money to purchase securities.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory

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Salient International Real Estate Fund

guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

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Salient International Real Estate Fund

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk: The Fund is a non-diversified Fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in

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Salient International Real Estate Fund

the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Fund, a new portfolio of the Salient Funds. In connection with the reorganization, the Fund changed its investment advisor to Salient Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington International Real Estate Fund.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	30.59%
Worst Quarter – December 31, 2008	–27.54%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient International Real Estate Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	–3.76%	4.60%	1.65%
Return After Taxes on Distributions	–5.38%	1.72%	-0.80%
Return After Taxes on Distributions and Sale of Fund Shares	–1.94%	2.49%	0.45%
FTSE EPRA/NAREIT Developed ex-US Index	–3.23%	4.46%	2.40%
Salient International Real Estate Fund – Investor Class (Inception: 5/2/11)
Return Before Taxes	–4.08%	N/A	2.50%
FTSE EPRA/NAREIT Developed ex-US Index	–3.23%	N/A	3.47%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

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Salient International Real Estate Fund

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since April 2006.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient International Small Cap Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.43%	0.33%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.69%	1.34%
Fee Waiver and/or Expense Reimbursement(1)	–0.04%	–0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	1.30%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.64%, and 1.29%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$168	$132
3 Years	$529	$420
5 Years	$914	$730
10 Years	$1,992	$1,607

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE Small Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, as measured at the time of investment, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund also may invest in exchange-traded funds (“ETFs”).

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations of companies in the Fund’s benchmark, the MSCI EAFE Small Cap Index. As of March 31, 2016, the market capitalization range of the MSCI EAFE Small Cap Index was $27 million to $7 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and

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Salient International Small Cap Fund

valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

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Salient International Small Cap Fund

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Securities Issued by Other Investment Companies Risk: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sub-Advisor Risk: A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class

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Salient International Small Cap Fund

shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	23.52%
Worst Quarter – September 30, 2008	–23.85%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient International Small Cap Fund – Institutional Class (Inception: 2/7/96)
Return Before Taxes	12.41%	5.51%	4.04%	8.26%
Return After Taxes on Distributions	12.22%	5.17%	3.54%	6.86%
Return After Taxes on Distributions and Sale of Fund Shares	7.34%	4.29%	3.21%	6.34%
MSCI EAFE Small Cap Index	9.94%	6.67%	4.90%	5.75%
Salient International Small Cap Fund – Investor Class (Inception: 3/5/02)
Return Before Taxes	12.10%	5.15%	3.69%	8.97%
MSCI EAFE Small Cap Index	9.94%	6.67%	4.90%	10.38%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) serves as investment advisor to the Fund. Salient Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: Bill Barker, Team Head and Senior Investment Manager, and Justin Hill, Senior Investment Manager. Mr. Barker has managed the Fund since November 2007. Mr. Hill has managed the Fund since October 2001.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Investment Grade Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.25%	0.25%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.86%	0.71%
Acquired Fund Fees and Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	1.44%	1.04%
Fee Waiver and/or Expense Reimbursement(1)	–0.21%	–0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%	0.83%

(1)	The Fund’s investment advisor Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.15% and 0.75%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$125	$85
3 Years	$435	$310
5 Years	$767	$553
10 Years	$1,704	$1,251

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 308% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in bonds and exchange-traded funds (“ETFs”). The Fund can opportunistically invest in swaps, futures and other synthetic instruments (including credit default swaps and other instruments linked to credit default indices) that provide exposures to investment grade quality U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities. The Fund’s duration will typically be within four years of the Fund’s benchmark, the Barclays U.S. Aggregate Index (the “Benchmark”). Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2016, the Benchmark’s duration was 5.47.

The investment process involves an assessment of the Fund’s potential exposure to interest rate risk and credit risk relative to the value of specific issues, while seeking to balance trading efficiency, low costs, high liquidity, and the need for current income. The assessment of the portfolio management team may differ meaningfully from the Benchmark’s targets for interest rate risk, credit risk and yield characteristics as a response to changing market conditions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash

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Salient Investment Grade Fund

equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•	Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature.

When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

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Salient Investment Grade Fund

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On December 1, 2014, Salient Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2014 represent performance of the prior sub-advisors to the Fund.

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Salient Investment Grade Fund

Effective May 1, 2016, the Barclays U.S. Aggregate Index replaces the Barclays U.S. Government/Credit Bond Index as the Fund’s benchmark index. Salient Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the Barclays U.S. Aggregate Index will be shown.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	7.59%
Worst Quarter – June 30, 2008	–3.52%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 years	Since Inception
Salient Investment Grade Fund – Institutional Class (Inception: 6/15/92)
Return Before Taxes	–0.76%	2.99%	3.81%	5.14%
Return After Taxes on Distributions	–1.48%	1.89%	2.18%	3.09%
Return After Taxes on Distributions and Sale of Fund Shares	–0.43%	1.86%	2.29%	3.16%
Barclays U.S. Aggregate Index	0.55%	3.25%	4.51%	5.82%
Barclays U.S. Government/ Credit Bond Index	0.15%	3.39%	4.47%	5.87%
Salient Investment Grade Fund – Investor Class (Inception: 7/14/98)
Return Before Taxes	–1.47%	2.45%	3.30%	4.12%
Barclays U.S. Aggregate Index	0.55%	3.25%	4.51%	5.13%
Barclays U.S. Government/ Credit Bond Index	0.15%	3.39%	4.47%	5.13%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: Lee G. Partridge, Chief Investment Officer and Nathan J. Rowader, Senior Portfolio Manager. Mr. Partridge leads the Fund’s investment team and has managed the Fund since August 2015. Mr. Rowader has managed the Fund since December 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Real Estate Fund

Investment Objective

The Fund seeks income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.60%	0.50%
Total Annual Fund Operating Expenses	1.70%	1.35%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$173	$137
3 Years	$536	$428
5 Years	$922	$739
10 Years	$2,006	$1,622

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”). Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

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Salient Real Estate Fund

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes

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Salient Real Estate Fund

in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On March 1, 2010, Salient Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below represent performance of prior sub-advisors to the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – September 30, 2009	31.50%
Worst Quarter – December 31, 2008	–38.32%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	10 Years	Since Inception
Salient Real Estate Fund – Investor Class (Inception: 5/10/99)
Return Before Taxes	0.91%	10.34%	5.31%	8.96%
Return After Taxes on Distributions	–4.97%	8.04%	3.57%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	3.02%	7.54%	3.88%	7.00%
FTSE NAREIT Equity REITs Index	3.20%	11.96%	7.41%	10.78%
S&P 500 Index	1.38%	12.57%	7.31%	4.53%
Salient Real Estate Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	1.39%	10.79%	N/A	4.71%
FTSE NAREIT Equity REITs Index	3.20%	11.96%	N/A	6.59%
S&P 500 Index	1.38%	12.57%	N/A	7.29%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since March 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

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Salient Real Estate Fund

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Select Income Fund

Investment Objective

The Fund seeks high current income and potential for modest long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.38%	0.28%
Dividend and Interest Expense on Short Sales	0.30%	0.30%
Interest Expense on Borrowings	0.13%	0.13%
Total Other Expenses	0.81%	0.71%
Total Annual Fund Operating Expenses	2.06%	1.71%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$209	$174
3 Years	$646	$539
5 Years	$1,108	$928
10 Years	$2,386	$2,017

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) deems appropriate. To select investments for the Fund, the Advisor uses a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity (including bonds commonly referred to as “junk bonds”). The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration Risk: The Fund concentrates its investments in issuers of the real estate industry to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining

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Salient Select Income Fund

exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are

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Salient Select Income Fund

more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund. In connection with the reorganization, the Fund changed its investment advisor to Salient Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Select Income Fund.

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Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	38.98%
Worst Quarter – September 30, 2008	–23.83%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Select Income Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	–0.75%	8.52%	5.67%
Return After Taxes on Distributions	–4.06%	5.35%	2.73%
Return After Taxes on Distributions and Sale of Fund Shares	1.21%	5.54%	3.27%
BofA Merrill Lynch Preferred Index	7.57%	7.19%	3.47%
Salient Select Income Fund – Investor Class (Inception: 10/26/11)
Return Before Taxes	–1.09%	N/A	9.90%
BofA Merrill Lynch Preferred Index	7.57%	N/A	8.21%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and

Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since March 2001.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Select Opportunity Fund

Investment Objective

The Fund seeks total return through current income and long-term capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee(1)	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses of the Fund	0.80%	0.70%
Other Expenses of the Subsidiary(2)	0.29%	0.29%
Interest Expense on Borrowings	0.13%	0.13%
Total Other Expenses	1.22%	1.12%
Total Annual Fund Operating Expenses	2.47%	2.12%
Fee Waiver and/or Expense Reimbursement(3)	–0.47%	–0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%	1.65%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The subsidiary has entered into a separate advisory agreement with Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) for the management of the subsidiary’s portfolio pursuant to which the subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the subsidiary is in place.

(2)	Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year and include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the subsidiary, including administrative, audit, custody and legal expenses.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of the subsidiary, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.58% and 1.23%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$203	$168
3 Years	$725	$618
5 Years	$1,272	$1,095
10 Years	$2,767	$2,411

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a portfolio of equity, fixed income, and hybrid securities that Salient Management believes offer opportunities for total return, consisting of both income and capital appreciation. In considering investments, the Advisor pursues a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability. The Fund’s allocations to equity, fixed income and hybrid securities will vary over time based upon the Manager’s assessment of general market and economic conditions and may shift frequently. Although the Fund normally holds a portfolio of equity, fixed income, and hybrid securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), depository receipts, rights

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and warrants to subscribe for the purchase of equity securities, interests in real estate investment trusts (“REITs”), and interests in master limited partnerships (“MLPs”). The Fund may invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges without limitation.

The fixed income securities in which the Fund may invest include U.S. and non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments, which may be denominated in foreign currencies. The Fund may invest in fixed income securities of any quality and maturity.

Hybrid securities are securities that have characteristics of both equity and debt securities. The Fund may invest in hybrid securities of U.S. and non-U.S. issuers, including hybrid securities denominated in foreign currencies. The Fund may invest in hybrid securities of issuers in all market capitalization ranges and of any quality and maturity.

The Fund may invest directly or indirectly in restricted securities or securities that are deemed to not be readily marketable. The Fund’s investments in these securities may include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund (reflected by Underlying Funds), which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

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Salient Select Opportunity Fund

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

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Salient Select Opportunity Fund

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Subsidiary Risk: By investing in the subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary ’s investments. The commodity-related instruments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the subsidiary, and the Fund and the subsidiary are both managed by the Advisor, making it unlikely that the subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the subsidiary, and the Fund’s role as sole shareholder of the subsidiary. To the extent applicable to the investment activities of the subsidiary, the subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Tax Law Change Risk: Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Subsidiary should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an

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Salient Select Opportunity Fund

adverse determination relating to the treatment of income derived by the Fund from the Subsidiary, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Value Stocks Risk: Investment in the securities of companies believed to be undervalued involves the risk that such securities may, in fact, be appropriately priced. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – March 31, 2014	6.28%
Worst Quarter – September 30, 2015	–7.53%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	Since Inception
Salient Select Opportunity Fund – Institutional Class (Inception: 07/31/2013)
Return Before Taxes	–11.01%	0.23%
Return After Taxes on Distributions	–11.91%	–2.29%
Return After Taxes on Distributions and Sale of Fund Shares	–5.78%	–0.67%
MSCI World Index	–0.32%	6.68%
BofA Merrill Lynch Preferred Index	7.57%	8.15%
Salient Select Opportunity Fund – Investor Class (Inception: 06/02/2014)
Return Before Taxes	–11.30%	–9.46%
MSCI World Index	–0.32%	0.25%
BofA Merrill Lynch Preferred Index	7.57%	7.13%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since July 2013.

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Salient Select Opportunity Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

77

Salient Tactical Growth Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.36%	0.26%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.83%	1.48%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$186	$151
3 Years	$575	$468
5 Years	$990	$808
10 Years	$2,145	$1,766

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 349% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s investment strategy is designed to evaluate the market to determine whether the market as a whole or a particular sector or industry is undervalued or overvalued. Broadmark Asset Management LLC (“Broadmark” or the “Sub-Advisor”) seeks to identify potential long and short investments that it believes offer the greatest risk-adjusted potential for returns. The Fund seeks to gain exposure to equity indices, sectors and industry groups that it believes are more attractive on a relative basis and may take short positions in equity indices, sectors or industry groups that it believes are less attractive on a relative basis. The Sub-Advisor will rely on a variety of factors to reach its determination of the relative value of potential investments, including valuation, monetary conditions, investor sentiment, and momentum factors.

Relative to the U.S. equity market, the Fund is expected to outperform during periods of higher volatility or when the U.S. equity market is falling. The Fund may underperform the U.S. equity market in other market environments.

The Fund may employ both leveraged investment techniques as well as short positions which allow the Fund to obtain investment exposure that can range from 120% long to 100% short, as a percentage of the Fund’s net assets at the time of investment. In most market conditions, the Fund maintains investment exposure between 100% long and 100% short, as a percentage of the Fund’s net assets at the time of investment.

The Fund invests in instruments providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets. These instruments primarily include exchange-traded funds (“ETF’s”) and futures on securities indices. The Fund may obtain exposure to equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, fixed income securities of U.S. and non-U.S. issuers that are of investment grade quality and of any maturity and/or money market or other funds that invest in these instruments.

On occasion, the Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired

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Salient Tactical Growth Fund

with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares

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Salient Tactical Growth Fund

is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

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Salient Tactical Growth Fund

Sub-Advisor Risk: A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – March 31, 2012	7.51%
Worst Quarter – June 30, 2010	–4.38%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Tactical Growth Fund – Institutional Class (Inception: 9/14/09)
Return Before Taxes	–1.54%	3.09%	3.32%
Return After Taxes on Distributions	–1.66%	2.05%	2.49%
Return After Taxes on Distributions and Sale of Fund Shares	–0.78%	2.21%	2.43%
Salient Tactical Growth Fund – Investor Class (Inception: 9/14/09)
Return Before Taxes	–1.89%	2.74%	2.97%
S&P 500 Index	1.38%	12.57%	13.53%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

81

Salient Tactical Growth Fund

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. Salient Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Co-Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in September 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, or (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

82

Salient Tactical Muni Strategy Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.44%	0.34%
Recoupment of Past Waived Fees(1)	0.07%	0.07%
Interest Expense on Short Sales(2)	0.05%	0.05%
Total Other Expenses	0.56%	0.46%
Total Annual Fund Operating Expenses	1.81%	1.46%

(1)	Pursuant to an expense limitation agreement (“Expense Limitation Agreement”), the Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the lower of the annual limitation rate in effect at the time of the actual waiver/reimbursement that is being recouped or the annual limitation rate in place at the time of the recoupment.

(2)	Interest Expense on Short Sales is based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$184	$149
3 Years	$569	$462
5 Years	$979	$797
10 Years	$2,124	$1,744

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including bonds commonly referred to as “junk bonds” and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund’s investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, as measured at the time of investment, and it is possible that at certain times, the Fund may be approximately 100% short.

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Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•	Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

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Salient Tactical Muni Strategy Fund

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Bonds Risk: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Sub-Advisor Risk: A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Tax Law Change Risk: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the

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Salient Tactical Muni Strategy Fund

Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – September 30, 2009	20.92%
Worst Quarter – September 30, 2013	–8.46%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Tactical Muni Strategy Fund – Investor Class (Inception: 5/1/08)
Return Before Taxes	4.39%	3.26%	5.38%
Return After Taxes on Distributions	4.22%	2.82%	4.87%
Return After Taxes on Distributions and Sale of Fund Shares	3.51%	3.02%	4.87%
Salient Tactical Muni Strategy Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	4.80%	3.65%	5.78%
Barclays U.S. Municipal Bond Index	3.30%	5.35%	4.99%
Barclays U.S. Corporate High-Yield Bond Index	–4.47%	5.04%	7.13%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) serves as investment advisor to the Fund. Salient Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: Joseph Deane, Executive Vice President and head of municipal bond portfolio management for PIMCO, and David Hammer, Executive Vice President and municipal bond portfolio manager for PIMCO. Mr. Deane leads the Fund’s investment team and has managed the Fund since November 2013. Mr. Hammer has managed the Fund since September 2015. Joseph Deane is expected to retire at the end of May, 2016. Following Mr. Deane’s departure, the Fund will be managed solely by David Hammer.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery

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Salient Tactical Muni Strategy Fund

•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

Absent the designation of distributions as exempt-interest dividends, the Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax. The Fund’s exempt-interest dividends (if any) may be subject to alternative minimum tax and state and/or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient Tactical Real Estate Fund

Investment Objective

The Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.55%	0.45%
Dividend and Interest Expense on Short Sales	0.39%	0.39%
Interest Expense on Borrowings	0.13%	0.13%
Total Other Expenses	1.07%	0.97%
Total Annual Fund Operating Expenses	2.32%	1.97%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$235	$200
3 Years	$724	$618
5 Years	$1,239	$1,062
10 Years	$2,652	$2,293

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers engaged primarily in the real estate industry such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers may include equity securities of any market capitalization, debt obligations of any credit quality (including securities commonly referred to as “junk bonds”), and other senior securities (e.g., convertible bonds and preferred stock) and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities as well as companies located in emerging and frontier market countries.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) uses a variety of strategies in managing the Fund’s investments. Typically, security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by the Advisor. Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects. The Advisor may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Fund may also leverage its portfolio by borrowing money to purchase securities. The Fund may also purchase restricted securities or securities which are deemed to be not readily marketable.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly

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and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

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Salient Tactical Real Estate Fund

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at

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a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

The Fund began operations as the Kensington Strategic Realty Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Strategic Realty Fund was reorganized as the Fund, a new portfolio of the Salient Funds. In connection with the reorganization, the Fund changed its investment advisor to Salient Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Strategic Realty Fund.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	38.93%
Worst Quarter – December 31, 2008	–49.40%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Tactical Real Estate Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	–1.39%	9.50%	2.31%
Return After Taxes on Distributions	–1.97%	8.74%	0.69%
Return After Taxes on Distributions and Sale of Fund Shares	–0.73%	7.17%	1.35%
FTSE NAREIT Composite Index	2.05%	11.29%	5.80%
FTSE NAREIT Equity REITs Index	3.20%	11.96%	6.56%
Salient Tactical Real Estate Fund – Investor Class (Inception: 5/2/11)
Return Before Taxes	–1.71%	N/A	7.90%
FTSE NAREIT Composite Index	2.05%	N/A	9.44%
FTSE NAREIT Equity REITs Index	3.20%	N/A	10.06%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold

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their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since September 1999.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Salient US Dividend Signal Fund

Investment Objective

The Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the Russell 3000 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.76%	0.66%
Total Annual Fund Operating Expenses	1.81%	1.46%
Fee Waiver and/or Expense Reimbursement(1)	–0.47%	–0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%	0.99%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$136	$101
3 Years	$524	$415
5 Years	$936	$752
10 Years	$2,085	$1,704

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 653% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies domiciled in the United States.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. For larger cap securities, the Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation. For small- and mid-cap securities, the Advisor employs both a qualitative and quantitative screening technique. The methodology attempts to identify companies with favorable financial characteristics as well as to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. The qualitative process gives preference to companies focused in a single business segment.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use a portion of such borrowed money to engage in income-producing strategies. These strategies may include: (a) a dividend-harvesting strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security about to pay a dividend; and (b) purchasing fixed-income securities specifically to generate income.

In order to reduce transaction costs, the Advisor may purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Fund may purchase short term fixed-income securities to serve as collateral for futures purchased.

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Salient US Dividend Signal Fund

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

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Salient US Dividend Signal Fund

On November 3, 2015, the Advisor incorporated new principal investment strategies for the Fund as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 3, 2015 represent performance under the previous investment strategies for the Fund.

Effective June 12, 2015, the Russell U.S. Large Cap High Dividend Yield Index, a component of the US Dividend Signal Blended Index formerly known as the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% Russell U.S. Large Cap High Dividend Yield Index), was terminated. Accordingly, effective June 12, 2015, the US Dividend Signal Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index) replaced the Fund’s prior benchmark indices. Effective November 3, 2015, the Russell 3000 Index replaced the Fund’s prior benchmark indices. Salient Management made this recommendation to the Fund’s Board of Trustees because the new index more closely aligns to the Fund’s investment strategies. Information on the Fund’s prior benchmark indices, to the extent possible, will be shown for at least a one-year transition period. In the future, however, only the Russell 3000 Index will be shown.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2014	7.75%
Worst Quarter – December 31, 2015	–3.27%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	Since Inception
Salient US Dividend Signal Fund – Institutional Class (Inception: 7/31/2013)
Return Before Taxes	–4.45%	6.01%
Return After Taxes on Distributions	–6.47%	2.79%
Return After Taxes on Distributions and Sale of Fund Shares	–2.22%	3.25%
Barclays U.S. Intermediate Corporate Index	1.08%	2.73%
Russell 3000 Index	0.48%	9.86%
US Dividend Signal Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index)	1.20%	4.84%
MSCI USA IMI High Dividend Yield Index	0.89%	9.51%
Salient US Dividend Signal Fund – Investor Class (Inception: 12/31/2014)
Return Before Taxes	–4.82%	–4.82%
Barclays U.S. Intermediate Corporate Index	1.08%	1.08%
Russell 3000 Index	0.48%	0.48%
US Dividend Signal Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index)	1.20%	1.20%
MSCI USA IMI High Dividend Yield Index	0.89%	0.89%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

Salient Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Broughton, Coleman, Brewington and Sagmeister have managed the Fund since November 2015. Mr. Visse has managed the Fund since May 2016.

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Salient US Dividend Signal Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Restrictions

All percentage restrictions referenced in this Prospectus or the associated Statement of Additional Information are measured at the time of investment, whether or not the particular percentage restriction uses such language. If a percentage restriction on investment or use of assets discussed in any prospectus related to the Funds is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Security Types

Security Types of the Allocation Funds

The Salient Adaptive Balanced Fund and Salient Adaptive Income Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”) invest in Class Z shares of other funds within the complex which is comprised of all funds that are a part of Salient MF Trust and Forward Funds (collectively the “Salient Funds”) and Class I shares of certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Salient”). If a particular underlying Fund does not currently offer Class Z shares, then the Allocation Funds invest in Institutional Class shares of the underlying Fund. In addition, the Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including government-sponsored enterprises (“U.S. Government Securities”). For a more detailed description of the security types in which the Allocations Funds invest, please see “Security Types of the Funds” below.

Security Types of the Funds

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale or purchase of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed-upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

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Security Types

Debt Instruments

A Fund may invest in short- and/or long-term debt instruments. Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt instruments include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are financial instruments whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Each Fund will segregate or “earmark” assets determined by Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by the Advisor and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

A security generally will be considered to be an emerging market security or frontier market security if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, emerging market countries or frontier market countries; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in emerging market countries or frontier market countries; or (iii) the issuer has at least 50% of its assets in emerging market countries or frontier market countries.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

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Security Types

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Hybrid Securities

Hybrid securities, including trust preferred securities, are securities that have characteristics of both equity securities and debt securities. Hybrid securities are typically issued by corporate entities or by a trust or partnership affiliated with a corporate entity. Hybrid securities usually pay a fixed, variable or floating rate of interest or dividends and can be perpetual or may have a maturity date. A hybrid security may provide for mandatory conversion into common stock under certain conditions, including conditions imposed by applicable regulations. A hybrid security may permit the issuer to defer the payment of interest or dividends. In the event of the bankruptcy or default of an issuer, holders of hybrid securities typically have claims that are senior to holders of the issuer’s equity securities but subordinate to holders of the issuer’s debt securities. The characteristics and use features of hybrid securities may be subject to change as the regulations governing such securities continue to evolve.

Illiquid Securities

A Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security and a company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service

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Security Types

(“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by the Advisor and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Investments in a Wholly-Owned Subsidiary (Salient Commodity Long/Short Strategy Fund; Salient Select Opportunity Fund)

The Salient Commodity Long/Short Strategy Fund and Salient Select Opportunity Fund seek exposure to the commodity or futures markets primarily through investments in commodity-linked and futures-linked derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through each Fund’s Subsidiary. Each Fund’s derivative investments may include commodity-linked derivatives, including commodity swaps, commodity-linked notes and options on commodity futures.

Investments in each Fund’s Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that each Fund’s Subsidiary will invest primarily in commodity-linked and futures-related derivative instruments. Although the Fund may enter into these commodity-linked and futures-related derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in its Subsidiary. When the Advisor believes that these commodity-linked and futures-related derivative instruments are better suited to provide exposure to the commodities or futures markets than commodity-linked or futures-related notes, the Fund’s investment in its Subsidiary will likely increase. The Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that each Fund invests in its Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

Each Fund’s Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Each Fund’s Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as its respective Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in swap agreements and other index-linked derivative instruments. Each Fund’s Subsidiary will also be subject to the same compliance policies and procedures as its respective Fund. In addition, each Fund wholly owns and controls its respective Subsidiary, and Salient Management acts as investment advisor to each Fund and the investment advisor to each Subsidiary.

Loans

Loans are subject to risks discussed under Debt Securities, Interest Rate, Liquidity and Lower-Rated Debt Securities risks. In addition, although Senior Loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower, liquidation of any collateral securing a loan may not satisfy the borrower’s obligation in the event of default or other non-payment of interest or principal, or such collateral may not be readily liquidated. The specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the loan’s value. Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (often referred to as “junk”). Most loans are lower-rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower-rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. The Advisor may rely, in whole or in part, on analyses performed by others.

Although the overall size and number of participants in the market for Senior Loans has grown, Senior Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of Senior Loans are generally subject to contractual restrictions that must be satisfied before a Senior Loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell Senior Loans, may negatively impact the transaction price and/or may result in delayed settlement of Senior Loan transactions or other illiquidity of such investments. In addition, loan investments may not be considered securities for all regulatory purposes and such investments may not have the protections of federal securities as compared to other Fund investments.

Junior loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Lower-Rated Debt Securities (“Junk Bonds”)

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by the Advisor and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

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Security Types

Master Limited Partnerships (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. Master limited partnerships are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Funds may invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Funds also may invest in debt securities of MLPs and Energy Infrastructure Companies. The Funds may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government Securities or issued by a bank or other financial institution.

Real Estate-Related Companies

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income-producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies. Exemptions are available for funds that are in the same group of funds.

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Security Types

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. The Advisor and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and the Advisor and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, the Advisor and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Over-the-counter swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. Certain swaps are traded on exchanges and subject to central clearing. In a standard over-the-counter swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). Credit default swaps are a type of swap agreement in which one party (the “buyer”) is generally obligated to pay the other party (the “seller”) an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as the default of a security, has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the credit default swap in exchange for an equal face amount of deliverable obligations of the security described in the swap, or the seller may be required to deliver the related net cash amount, if the credit default swap is cash settled. Swaps may be traded over-the-counter or centrally-cleared and exchange-traded. Currently, some, but not all, swap transactions are subject to central clearing. In a centrally cleared swap, immediately following execution of the swap transaction, the swap is novated to a central counterparty and the Fund’s counterparty on the swap becomes the central counterparty.

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including securities issued by a government-sponsored enterprise. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by the Advisor and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

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Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the funds offered in this prospectus (collectively the “Salient FF Funds”), unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Allocation Funds, Salient Commodity Long/Short Strategy Fund, Salient US Dividend Signal Fund, Salient Frontier Strategy Fund, and Salient Select Opportunity Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Allocation Funds and Salient Frontier Strategy Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objectives of the Salient Commodity Long/Short Strategy Fund, Salient US Dividend Signal Fund, and Salient Select Opportunity Fund are non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Shareholders of these Funds and without prior shareholder notice.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the SAI for more information about the additional types of securities in which each Fund may invest and their associated risks.

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Discussion of Principal and Non-Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks:	Salient Adaptive Balanced Fund(1)	Salient Adaptive Income Fund(1)	Salient Adaptive U.S. Equity Fund	Salient Commodity Long/Short Strategy Fund
Borrowing Risk	P	P	NP	NP
Cash and Cash Equivalents Risk	NP	NP	P	P
Commodities Risk	P	NP	NP	P
Concentration Risk	NP	NP	NP	NP
Convertible Securities Risk	N/A	N/A	N/A	N/A
Counterparty Risk	NP	NP	N/A	NP
Currency Risk	P	P	NP	NP
Cybersecurity Risk	N/A	N/A	N/A	N/A
Debt Instruments Risk	P	P	NP	P
Depositary Receipts Risk	P	P	NP	NP
Derivatives Risk	P	P	P	P
Emerging Market and Frontier Market Risk	P	P	NP	NP
Equity Securities Risk	P	P	P	NP
Exchange-Traded Funds (“ETFs”) Risk	P	P	P	P
Exchange-Traded Notes (“ETNs”) Risk	P	P	NP	NP
Foreign Securities Risk	P	P	NP	NP
Forward and Futures Contracts Risk	N/A	N/A	N/A	N/A
Government-Sponsored Enterprises Risk	P	P	NP	P
Growth Stocks Risk	NP	NP	NP	NP
Hedging Risk	P	P	P	P
Industry Specific Risk	N/A	N/A	N/A	N/A
Infrastructure-Related Investment Risk	P	P	NP	NP
Investment in Money Market Mutual Funds Risk	N/A	N/A	N/A	N/A
Leverage Risk	N/A	N/A	N/A	N/A
Liquidity Risk	P	P	NP	P
Loans Risk	NP	NP	NP	NP
Lower-Rated Debt Securities (“Junk Bonds”) Risk	P	P	NP	NP
Manager Risk	P	P	P	P
Market Events Risk	N/A	N/A	N/A	N/A
Market Risk	P	P	P	P
Master Limited Partnership Risk	P	P	N/A	N/A
Model and Data Risk	P	P	P	P
Momentum Style Risk	P	NP	NP	P
Mortgage-Related and Other Asset-Backed Securities Risk	P	P	NP	P
Municipal Bonds Risk	P	P	NP	NP
Non-Diversification Risk	NP	NP	NP	P

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Discussion of Principal and Non-Principal Risks

Risks:	Salient Adaptive Balanced Fund(1)	Salient Adaptive Income Fund(1)	Salient Adaptive U.S. Equity Fund	Salient Commodity Long/Short Strategy Fund
Overseas Exchanges Risk	P	P	NP	NP
Portfolio Turnover Risk	P	P	P	P
Real Estate Securities and REITs Risk	P	P	NP	NP
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	P	P	NP	NP
Securities Issued by Other Investment Companies Risk	P	P	NP	P
Short Sale Risk	P	P	NP	P
Small and Medium Capitalization Stocks Risk	P	P	P	NP
Sovereign Debt Risk	P	P	N/A	N/A
Sub-Advisor Risk	N/A	N/A	N/A	N/A
Subsidiary Risk	NP	NP	NP	P
Swap Agreements Risk	N/A	N/A	N/A	N/A
Tax Risk	P	P	P	P
Tax Law Change Risk	P	P	NP	P
Underlying Funds Risk	P	P	P	P
U.S. Government Securities Risk	N/A	N/A	N/A	N/A
Value Stocks Risk	NP	NP	NP	NP
Volatility Risk	N/A	N/A	N/A	N/A

Risks:	Salient EM Corporate Debt Fund	Salient EM Dividend Signal Fund	Salient EM Infrastructure Fund	Salient Frontier Strategy Fund
Borrowing Risk	P	NP	NP	NP
Cash and Cash Equivalents Risk	NP	P	NP	P
Commodities Risk	NP	NP	NP	NP
Concentration Risk	NP	NP	P	NP
Convertible Securities Risk	N/A	N/A	N/A	N/A
Counterparty Risk	NP	NP	NP	NP
Currency Risk	P	P	P	P
Cybersecurity Risk	N/A	N/A	N/A	N/A
Debt Instruments Risk	P	NP	P	NP
Depositary Receipts Risk	NP	P	P	P
Derivatives Risk	P	P	P	P
Emerging Market and Frontier Market Risk	P	P	P	P
Equity Securities Risk	P	P	P	P
Exchange-Traded Funds (“ETFs”) Risk	P	P	P	P
Exchange-Traded Notes (“ETNs”) Risk	NP	P	P	P
Foreign Securities Risk	P	P	P	P
Forward and Futures Contracts Risk	N/A	N/A	N/A	N/A
Government-Sponsored Enterprises Risk	NP	NP	NP	P
Growth Stocks Risk	NP	NP	NP	NP
Hedging Risk	P	NP	P	NP
Industry Specific Risk	N/A	N/A	N/A	N/A

105

Discussion of Principal and Non-Principal Risks

Risks:	Salient EM Corporate Debt Fund	Salient EM Dividend Signal Fund	Salient EM Infrastructure Fund	Salient Frontier Strategy Fund
Infrastructure-Related Investment Risk	NP	NP	P	NP
Investment in Money Market Mutual Funds Risk	N/A	N/A	N/A	N/A
Leverage Risk	P	N/A	N/A	N/A
Liquidity Risk	P	NP	NP	P
Loans Risk	NP	NP	NP	NP
Lower-Rated Debt Securities (“Junk Bonds”) Risk	P	NP	P	NP
Manager Risk	P	P	P	P
Market Events Risk	N/A	N/A	N/A	N/A
Market Risk	P	P	P	P
Master Limited Partnership Risk	N/A	N/A	P	N/A
Model and Data Risk	NP	NP	NP	NP
Momentum Style Risk	NP	NP	NP	NP
Mortgage-Related and Other Asset-Backed Securities Risk	NP	NP	NP	NP
Municipal Bonds Risk	NP	NP	NP	NP
Non-Diversification Risk	NP	NP	NP	N/A
Overseas Exchanges Risk	P	P	P	P
Portfolio Turnover Risk	P	P	P	P
Real Estate Securities and REITs Risk	NP	NP	P	NP
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	P	P	P	NP
Securities Issued by Other Investment Companies Risk	P	P	NP	NP
Short Sale Risk	P	NP	NP	NP
Small and Medium Capitalization Stocks Risk	NP	P	P	NP
Sovereign Debt Risk	P	N/A	N/A	N/A
Sub-Advisor Risk	N/A	N/A	N/A	N/A
Subsidiary Risk	NP	NP	NP	NP
Swap Agreements Risk	N/A	N/A	N/A	N/A
Tax Risk	P	P	P	P
Tax Law Change Risk	NP	NP	NP	NP
Underlying Funds Risk	P	P	P	NP
U.S. Government Securities Risk	N/A	N/A	N/A	N/A
Value Stocks Risk	NP	NP	NP	NP
Volatility Risk	N/A	N/A	N/A	N/A

Risks:	Salient High Yield Fund	Salient International Dividend Signal Fund	Salient International Real Estate Fund	Salient International Small Cap Fund
Borrowing Risk	P	P	P	P
Cash and Cash Equivalents Risk	NP	NP	NP	NP
Commodities Risk	NP	NP	NP	NP
Concentration Risk	NP	NP	P	NP
Convertible Securities Risk	N/A	N/A	N/A	N/A
Counterparty Risk	NP	NP	NP	NP

106

Discussion of Principal and Non-Principal Risks

Risks:	Salient High Yield Fund	Salient International Dividend Signal Fund	Salient International Real Estate Fund	Salient International Small Cap Fund
Currency Risk	NP	P	P	P
Cybersecurity Risk	N/A	N/A	N/A	N/A
Debt Instruments Risk	P	NP	P	NP
Depositary Receipts Risk	NP	P	P	NP
Derivatives Risk	P	P	P	P
Emerging Market and Frontier Market Risk	P	P	P	P
Equity Securities Risk	P	P	P	P
Exchange-Traded Funds (“ETFs”) Risk	NP	NP	NP	P
Exchange-Traded Notes (“ETNs”) Risk	NP	NP	NP	P
Foreign Securities Risk	P	P	P	P
Forward and Futures Contracts Risk	N/A	N/A	N/A	N/A
Government-Sponsored Enterprises Risk	NP	NP	NP	NP
Growth Stocks Risk	N/A	NP	NP	NP
Hedging Risk	P	NP	P	NP
Industry Specific Risk	N/A	N/A	N/A	N/A
Infrastructure-Related Investment Risk	NP	NP	NP	NP
Investment in Money Market Mutual Funds Risk	N/A	N/A	N/A	N/A
Leverage Risk	P	N/A	N/A	P
Liquidity Risk	P	P	P	P
Loans Risk	P	NP	NP	NP
Lower-Rated Debt Securities (“Junk Bonds”) Risk	P	NP	NP	NP
Manager Risk	P	P	P	P
Market Events Risk	N/A	N/A	N/A	N/A
Market Risk	P	P	P	P
Master Limited Partnership Risk	N/A	N/A	N/A	N/A
Model and Data Risk	NP	NP	NP	NP
Momentum Style Risk	NP	NP	NP	NP
Mortgage-Related and Other Asset-Backed Securities Risk	P	NP	P	NP
Municipal Bonds Risk	NP	NP	NP	NP
Non-Diversification Risk	NP	NP	P	NP
Overseas Exchanges Risk	NP	P	P	P
Portfolio Turnover Risk	P	P	P	NP
Real Estate Securities and REITs Risk	NP	NP	P	NP
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	NP	NP	P	NP
Securities Issued by Other Investment Companies Risk	NP	NP	NP	P
Short Sale Risk	P	NP	NP	NP
Small and Medium Capitalization Stocks Risk	NP	NP	NP	P
Sovereign Debt Risk	N/A	N/A	N/A	N/A
Sub-Advisor Risk	N/A	N/A	N/A	P
Subsidiary Risk	NP	NP	NP	NP
Swap Agreements Risk	N/A	N/A	N/A	N/A

107

Discussion of Principal and Non-Principal Risks

Risks:	Salient High Yield Fund	Salient International Dividend Signal Fund	Salient International Real Estate Fund	Salient International Small Cap Fund
Tax Risk	P	NP	NP	P
Tax Law Change Risk	NP	NP	NP	NP
Underlying Funds Risk	NP	P	P	P
U.S. Government Securities Risk	N/A	N/A	N/A	N/A
Value Stocks Risk	NP	NP	NP	NP
Volatility Risk	N/A	N/A	N/A	N/A

Risks:	Salient Investment Grade Fund	Salient Real Estate Fund	Salient Select Income Fund	Salient Select Opportunity Fund
Borrowing Risk	NP	NP	P	P
Cash and Cash Equivalents Risk	NP	NP	NP	P
Commodities Risk	P	NP	NP	NP
Concentration Risk	N/A	P	P	NP
Convertible Securities Risk	P	N/A	N/A	N/A
Counterparty Risk	N/A	NP	N/A	N/A
Currency Risk	NP	NP	NP	NP
Cybersecurity Risk	NP	N/A	N/A	N/A
Debt Instruments Risk	P	P	P	P
Depositary Receipts Risk	NP	NP	NP	NP
Derivatives Risk	NP	NP	P	P
Emerging Market and Frontier Market Risk	NP	NP	NP	P
Equity Securities Risk	P	P	P	P
Exchange-Traded Funds (“ETFs”) Risk	NP	NP	NP	NP
Exchange-Traded Notes (“ETNs”) Risk	NP	NP	NP	NP
Foreign Securities Risk	NP	NP	NP	P
Forward and Futures Contracts Risk	NP	N/A	N/A	N/A
Government-Sponsored Enterprises Risk	NP	NP	NP	P
Growth Stocks Risk	NP	NP	NP	NP
Hedging Risk	N/A	NP	P	P
Industry Specific Risk	N/A	N/A	N/A	N/A
Infrastructure-Related Investment Risk	NP	NP	NP	NP
Investment in Money Market Mutual Funds Risk	N/A	N/A	N/A	N/A
Leverage Risk	P	N/A	N/A	N/A
Liquidity Risk	NP	P	P	P
Loans Risk	P	NP	NP	NP
Lower-Rated Debt Securities (“Junk Bonds”) Risk	N/A	P	P	P
Manager Risk	NP	P	P	P
Market Events Risk	N/A	N/A	N/A	N/A
Market Risk	NP	P	P	P
Master Limited Partnership Risk	NP	N/A	N/A	N/A
Model and Data Risk	P	NP	NP	NP
Momentum Style Risk	N/A	NP	NP	NP

108

Discussion of Principal and Non-Principal Risks

Risks:	Salient Investment Grade Fund	Salient Real Estate Fund	Salient Select Income Fund	Salient Select Opportunity Fund
Mortgage-Related and Other Asset-Backed Securities Risk	P	P	P	P
Municipal Bonds Risk	N/A	NP	NP	NP
Non-Diversification Risk	NP	P	NP	P
Overseas Exchanges Risk	NP	NP	NP	P
Portfolio Turnover Risk	P	NP	NP	NP
Real Estate Securities and REITs Risk	NP	P	P	P
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	NP	NP	P	P
Securities Issued by Other Investment Companies Risk	P	NP	NP	NP
Short Sale Risk	NP	NP	NP	NP
Small and Medium Capitalization Stocks Risk	NP	P	P	P
Sovereign Debt Risk	NP	N/A	N/A	N/A
Sub-Advisor Risk	NP	N/A	N/A	N/A
Subsidiary Risk	NP	NP	NP	P
Swap Agreements Risk	NP	N/A	N/A	N/A
Tax Risk	N/A	NP	NP	P
Tax Law Change Risk	N/A	NP	NP	NP
Underlying Funds Risk	NP	NP	P	P
U.S. Government Securities Risk	N/A	N/A	N/A	N/A
Value Stocks Risk	P	NP	NP	P
Volatility Risk	NP	N/A	N/A	N/A

Risks:	Salient Tactical Growth Fund	Salient Tactical Muni Strategy Fund	Salient Tactical Real Estate Fund	Salient US Dividend Signal Fund
Borrowing Risk	P	P	P	P
Cash and Cash Equivalents Risk	P	NP	NP	NP
Commodities Risk	NP	NP	NP	NP
Concentration Risk	NP	NP	P	NP
Convertible Securities Risk	N/A	N/A	N/A	N/A
Counterparty Risk	N/A	N/A	N/A	N/A
Currency Risk	NP	NP	P	NP
Cybersecurity Risk	N/A	N/A	N/A	N/A
Debt Instruments Risk	P	P	P	NP
Depositary Receipts Risk	NP	NP	NP	NP
Derivatives Risk	P	P	P	P
Emerging Market and Frontier Market Risk	P	P	P	NP
Equity Securities Risk	P	NP	P	P
Exchange-Traded Funds (“ETFs”) Risk	P	NP	NP	NP
Exchange-Traded Notes (“ETNs”) Risk	P	NP	NP	NP
Foreign Securities Risk	P	P	P	NP
Forward and Futures Contracts Risk	N/A	N/A	N/A	N/A
Government-Sponsored Enterprises Risk	NP	NP	NP	NP

109

Discussion of Principal and Non-Principal Risks

Risks:	Salient Tactical Growth Fund	Salient Tactical Muni Strategy Fund	Salient Tactical Real Estate Fund	Salient US Dividend Signal Fund
Growth Stocks Risk	NP	NP	NP	NP
Hedging Risk	NP	P	P	NP
Industry Specific Risk	N/A	N/A	N/A	N/A
Infrastructure-Related Investment Risk	NP	NP	NP	NP
Investment in Money Market Mutual Funds Risk	N/A	N/A	N/A	N/A
Leverage Risk	N/A	N/A	N/A	N/A
Liquidity Risk	NP	NP	P	NP
Loans Risk	NP	NP	NP	NP
Lower-Rated Debt Securities (“Junk Bonds”) Risk	NP	P	NP	NP
Manager Risk	P	P	P	P
Market Events Risk	N/A	N/A	N/A	N/A
Market Risk	P	P	P	P
Master Limited Partnership Risk	N/A	N/A	N/A	N/A
Model and Data Risk	P	NP	NP	NP
Momentum Style Risk	NP	NP	NP	NP
Mortgage-Related and Other Asset-Backed Securities Risk	NP	NP	P	NP
Municipal Bonds Risk	NP	P	NP	NP
Non-Diversification Risk	NP	P	NP	NP
Overseas Exchanges Risk	NP	NP	P	NP
Portfolio Turnover Risk	P	P	NP	P
Real Estate Securities and REITs Risk	NP	NP	P	NP
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	NP	NP	P	NP
Securities Issued by Other Investment Companies Risk	NP	NP	NP	NP
Short Sale Risk	P	P	P	NP
Small and Medium Capitalization Stocks Risk	P	NP	NP	P
Sovereign Debt Risk	N/A	N/A	N/A	N/A
Sub-Advisor Risk	P	P	N/A	N/A
Subsidiary Risk	NP	NP	NP	NP
Swap Agreements Risk	N/A	N/A	N/A	N/A
Tax Risk	P	P	NP	NP
Tax Law Change Risk	NP	P	NP	NP
Underlying Funds Risk	P	NP	P	P
U.S. Government Securities Risk	N/A	N/A	N/A	N/A
Value Stocks Risk	NP	NP	NP	NP
Volatility Risk	N/A	N/A	N/A	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

(1)	The Fund is a “fund of funds” that primarily invests in Underlying Funds. With the exception of “Allocation” risk and “Securities Issued by Other Investment Companies” risk which are direct principal risks of the Fund, any risks set forth in the chart above with respect to the Fund are risks of the Underlying Funds, which in the aggregate also constitute risks of the Fund by virtue of its investment in the Underlying Funds.

110

Discussion of Principal and Non-Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks below.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of the Advisor and/or a Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

Cash and Cash Equivalents Risk

It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commodities Risk

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short)

111

Discussion of Principal and Non-Principal Risks

to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk

The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A Fund’s net currency positions may expose it to risks independent of its securities positions. Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Debt Instruments Risk

Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets.

Investors should note that interest rates remain near historical lows. Following the financial crisis that began in 2007, the Federal Reserve Board (the “Federal Reserve”) attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate near zero percent and by purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities on the open market (“Quantitative Easing”). With a continued economic recovery, the end of the Federal Reserve’s Quantitative Easing, and an increased likelihood of a rising interest rate environment, there is a risk that interest rates will continue to rise in the near future. To the extent the Federal Reserve continues to raise the federal funds rate, there is a risk that rates across the financial system may rise. These policy changes may expose fixed income and related markets to heightened levels of interest rate, volatility and liquidity risk and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in such derivatives. Increases in interest rates may lead to heightened Fund redemption activity, which may cause a Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance.

Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Measures such as average credit quality may not accurately reflect the true credit risk of a Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Therefore, if a Fund has an average credit rating that suggests a certain credit quality, the Fund may in fact be subject to greater credit risk than the average would suggest. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

112

Discussion of Principal and Non-Principal Risks

•

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest rate risk is the risk that the prices of certain securities that are susceptible in the short-term to fluctuations in interest rates may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor and/or Sub- Advisor.

•

Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Depositary Receipts Risk

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk

A Fund may invest in derivatives, which are financial instruments whose value is based on the value of another security or index. These instruments include futures contracts, options, options on futures contracts, forward contracts, swap agreements, structured securities, when-issued and forward commitment securities, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Advisor and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by the Advisor and/or a sub-advisor.

The market value of derivative instruments may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track. In this regard, a Fund may seek to achieve its investment objective, in part, by investing in derivatives that are designed to closely track the performance of an index on a daily basis. However, the overall investment strategies of the Fund are not generally designed or expected to produce returns which replicate the performance of the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a Fund, or the derivatives or other strategies used by the Fund, from achieving desired correlation with an index, such as the impact of fees, expenses and transaction costs, the timing of pricing, and disruptions or illiquidity in the markets for derivative instruments or securities in which the Fund invests. These factors include the possibility that the Fund’s commodity derivatives positions may have different roll dates, reset dates or contract months than those specified in a particular commodity index. Privately negotiated derivatives may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

113

Discussion of Principal and Non-Principal Risks

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Advisor and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If the Advisor and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. Additional future regulation of derivatives may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect a Fund’s performance, efficiency in implementing their strategy, liquidity and ability to pursue their investment objectives.

Forward and Futures Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other financial instrument at the current or spot price, with delivery and settlement at a specified future date.

Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. A Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts are transactions involving a fund’s obligation to purchase or sell a specific instrument at a future date at a specified price. A Fund may use forward contracts for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Advisor anticipates purchasing or selling a foreign security. For example, this technique would allow a Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, an imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Fund’s investment objectives, such as when the Advisor anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in a Fund’s portfolio. There is no requirement that a Fund hedge all or any portion of its exposure to foreign currency risks.

The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options and Options on Futures

An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may buy and write (sell) covered and uncovered put and call options on futures contracts and securities that are traded on U.S. and foreign securities exchanges and in over-the-counter markets. With respect to its investments in options on securities, a Fund may write and buy options on the same types of securities or instruments that a Fund may purchase directly. It may also utilize options contracts that can be exercised at any time between the time of purchase and the expiration date and options contracts that can be exercised only on the expiration date. With respect to a Fund’s use of put and call options on futures contracts, a Fund is given the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. With all options transactions, securities will be segregated to cover applicable margin or segregation requirements on the contracts. Depending on the pricing of the option compared to either the price of the security or futures contract upon which it is based, ownership of the option may or may not be less risky than ownership of the security, futures contract or underlying instrument.

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Discussion of Principal and Non-Principal Risks

Swap Agreements

A Fund may enter into equity, interest rate, index, currency rate, and other types of swap agreements in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Structured Securities

Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (each, a “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

When-Issued and Forward Commitment Securities

A Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices or for speculative purposes. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Derivatives with Respect to High Yield and Other Indebtedness

In addition to the credit risks associated with holding high yield debt securities, with respect to derivatives involving high yield and other debt, a Fund usually will have a contractual relationship only with the counterparty of the derivative, and not with the issuer of the indebtedness. A Fund generally will have no right to directly enforce compliance by the issuer with the terms of the derivative nor any rights of set-off against the issuer, nor have any voting rights with respect to the indebtedness. A Fund will not directly benefit from the collateral supporting the underlying indebtedness and will not have the benefit of the remedies that would normally be available to a holder of the indebtedness. In addition, in the event of the insolvency of the counterparty to the derivative, a Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying indebtedness. Consequently, the Fund will be subject to the credit risk of the counterparty as well as that of the issuer of the indebtedness. As a result, concentrations of such derivatives in any one counterparty subject a Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the issuer of the underlying indebtedness.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

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Discussion of Principal and Non-Principal Risks

Emerging Market and Frontier Market Securities Risk

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures;
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards; and
•	Less ability of emerging market and frontier market companies to restructure or refinance borrowings.

Equity Securities Risk

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”) Risk

Because the Fund invests in exchange-traded funds (“ETFs”) and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

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Discussion of Principal and Non-Principal Risks

Many ETFs have obtained exemptive relief from the SEC permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the 1940 Act, subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk

The Funds’ investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

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Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in securities denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.

•

Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

•

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

•

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.
•

Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Government-Sponsored Enterprises (“GSEs”) Risk

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks Risk

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Advisor’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indices.

Hedging Risk

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that the Advisor and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

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Discussion of Principal and Non-Principal Risks

Infrastructure-Related Investment Risk

A Fund that concentrates its investments in infrastructure-related entities has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Leverage Risk

If a Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for a Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. A Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Loans Risk

Loans are subject to risks discussed under Debt Securities, Interest Rate, Liquidity and Lower-Rated Debt Securities risks. In addition, although senior loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower, as compared to subordinated debtholders and stockholders of the borrower, there can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the loan’s value. Senior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (often referred to as “junk”). Most loans are lower-rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower-rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange-listed securities. Due to the lack of centralized information and trading, the valuation of loans may carry more risk than exchange-listed instruments. The Advisor may rely in whole or in part on analyses performed by others. Although the overall size and number of participants in the market for senior loans has grown, senior loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of senior loans are generally subject to contractual restrictions that must be satisfied before a senior loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell senior loans, may negatively impact the transaction price and/or may result in delayed settlement of senior loan transactions or other illiquidity of such investments. As a result, transactions in senior loans that settle on a delayed basis may limit a Fund’s ability to make additional investments or satisfy the Fund’s redemption obligations. A Fund may seek to satisfy any short-term liquidity needs resulting from an extended trade settlement process by, among other things, selling portfolio assets, holding additional cash or entering into temporary borrowing arrangements with banks and other potential funding sources. In addition, loan investments may not be considered securities for all regulatory purposes and such investments may not have the protections of the federal securities as compared to other Fund investments. Junior loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower.

Lower-Rated Debt Securities (“Junk Bonds”) Risk

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the

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Discussion of Principal and Non-Principal Risks

possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns, periods of rising interest rates or individual corporate developments, which could adversely affect the value and market for these securities. In particular, low-rated and comparable unrated debt securities are often issued by smaller, less creditworthy companies or by highly levered (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. The Advisor and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk

Market risk is the risk that the markets on which a Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

In addition, the Funds may rely on various third-party sources to calculate their respective net asset values. As a result, the Funds are subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Funds’ calculations of their net asset values, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Funds may be unable to recover any losses associated with such failures.

Model and Data Risk

Given the complexity of the investments and strategies of the Funds, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Funds to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk

Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross- section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Mortgage-Related and Other Asset-Backed Securities Risk

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

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Discussion of Principal and Non-Principal Risks

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund, they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control. The value of municipal bonds can be significantly affected by the political, economic, legal, and legislative realities of the particular issuer’s locality, and a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. There is no guarantee that an active and robust market will exist for municipal bonds, and a Fund may find it difficult to purchase or sell such bonds at opportune times.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax-exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax-exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

Non-Diversification Risk

A Fund may be non-diversified. Because a Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Overseas Exchanges Risk

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

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Portfolio Turnover Risk

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements Risk

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities Risk

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which the Advisor and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities are securities that are subject to legal or contractual restrictions on resale and include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States. Restricted securities may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies Risk

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Short Sale Risk

Each Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Each Fund may also from time to time sell securities short, which involves borrowing and

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selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Funds must set aside “cover” for short sales to comply with applicable SEC positions under the 1940 Act. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks Risk

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Sub-Advisor Risk

A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Subsidiary Risk (Salient Commodity Long/Short Strategy Fund; Salient Select Opportunity Fund)

A Fund, through its investments in the Subsidiary, will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and will be subject to the same risks applicable to similar investments held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

Tax Law Change Risk

As a Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio, and such a failure could also result in additional taxable income to a Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax-exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by a Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or a Fund’s performance.

Tax Law Change Risk (Salient Commodity Long/Short Fund; Salient Select Opportunity Fund)

Although the IRS has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity- linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly- owned offshore subsidiary, such as each Fund’s respective Subsidiary, that invests in such commodity-linked derivative instruments does constitute qualifying income. The Funds have not applied for such a private letter ruling, but rely upon an opinion of counsel based on customary representations that income derived from the respective Subsidiaries should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment

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companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Funds from their respective Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect the Funds. It is possible that a Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Tax Risk

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If a Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Risk (Salient Commodity Long/Short Fund; Salient Select Opportunity Fund)

In order to qualify as a regulated investment company under Subchapter M of the Code, a Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Because income from certain commodity-linked derivative instruments in which a Fund invests is not considered qualifying income, the Fund will therefore attempt to restrict such income to a maximum of 10% of its gross income.

A Fund’s investment in its Subsidiary is expected to provide exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by a Subsidiary and imputed for income tax purposes to a Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Underlying Funds Risk

Because a Fund may be an “Underlying Fund” for one or more related fund of funds and, therefore, a significant percentage of the Fund’s outstanding shares may be held by such a fund of funds, a change in asset allocation by one or more fund of funds could result in purchases and redemptions of a large number of shares of the Underlying Fund, which could significantly affect the Underlying Fund in several respects, including: (i) potential disruption of the portfolio management processes of the Underlying Fund; (ii) increased tax liabilities for the Underlying Fund’s shareholders; (iii) increased portfolio transaction costs; and/or (iv) the adverse effect on an Underlying Fund’s expenses and/or impairment of an Underlying Fund’s viability as a result of a redemption of the Underlying Fund’s shares by the allocation fund(s).

In addition, potential conflicts of interest may arise in connection with the Advisor or an affiliate serving as investment advisor to the Underlying Funds and fund of funds. For example, the Advisor or an affiliate may elect to redeem shares of an Underlying Fund in cash when it would be in the best interests of the Underlying Fund to redeem “in kind.” Conflicts of interest may also arise when the Advisor or an affiliate votes proxies of an Underlying Fund on behalf of a fund of funds or when determining the timing of the payment of the proceeds of redemptions from an Underlying Fund. To address these and other potential conflicts, the fund of funds have adopted policies and procedures requiring the Advisor or an affiliate, to the extent consistent with the exercise of its fiduciary duty, to seek to mitigate any potential material adverse effects that might result from a fund of fund’s investments in an Underlying Fund.

Value Stocks Risk

Although a Fund may invest in securities that the Advisor and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Funds

Board of Trustees Oversight

The Board of Trustees’ (the “Board”) primary responsibility is oversight of the management of each Fund for the benefit of its shareholders, not day-to-day management. The Board authorizes Forward Funds (the “Trust”) to enter into service agreements with the Advisor and other service providers in order to provide necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this prospectus nor a Fund’s summary prospectus, the SAI, any documents filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the

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Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Board of Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Board) may amend or use a new prospectus, summary prospectus, or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret or amend the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment restrictions) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI. More information about the Board of Trustees and its governance processes is included in the Management of the Funds section of the Funds’ SAI.

Investment Advisor/Portfolio Managers

Salient Management serves as investment advisor to each of the Salient FF Funds. Salient Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Salient Management is located at 101 California Street, 16th Floor, San Francisco, California 94111. As of March 31, 2016, Salient Management had approximately $3.075 billion of assets under management.

Salient Management has the authority to manage the Salient FF Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Salient Management has managed the Salient FF Funds since September 1998 and the Salient FF Funds are its principal investment advisory clients. Salient Management directly manages the assets of the Allocation Funds, Salient Commodity Long/Short Strategy Fund, Salient US Dividend Signal Fund, Salient EM Corporate Debt Fund, Salient EM Dividend Signal Fund, Salient Frontier Strategy Fund, Salient EM Infrastructure Fund, Salient High Yield Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, Salient Select Income Fund, Salient Investment Grade Fund, Salient Adaptive US Equity Fund and Salient Select Opportunity Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Salient Management also provides the Funds with ongoing management supervision and policy direction.

Salient Management performs additional services under the terms of the Advisory Agreement, including but not limited to: (i) providing compliance and risk monitoring services to the Funds; (i) reviewing and reporting to the Board on the performance of Sub-Advisors, (iii) providing office space and all necessary office facilities and equipment to perform its duties under the Advisory Agreement, (iv) permitting individuals who are principals, officers or employees of the Advisor to serve as a trustee or officer of the Trust without cost to the Funds, (v) furnishing any personnel (either as officers of a Fund or otherwise) to exercise oversight of and/or to conduct Fund operations and compliance and to monitor the services provided to the Fund by other service providers, including legal, accounting, administrative, transfer agency, audit, custody and other non-investment related services, and (vi) furnishing to, or placing at the disposal of the Funds, such information, reports, valuations, analyses and opinions as the Board may reasonably request or as the Advisor deems helpful to the Board. With the approval of the Board, Salient Management may elect to manage the Fund’s investments and determine the composition of the assets of the Fund.

On June 9, 2015, Salient Management was acquired by Salient, an asset manager headquartered in Houston, Texas advising across a broad spectrum of traditional and alternative investments. Subsequent to the acquisition, Salient Management continues to act as the investment advisor of the Funds as a wholly-owned subsidiary of Salient.

Salient Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Salient Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

The Salient Select Opportunity Fund may invest in the Salient Select Opportunity (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Select Opportunity Subsidiary”), to seek exposure to restricted securities. The Select Opportunity Subsidiary has entered into a separate advisory agreement with Salient Management for the management of the Select Opportunity Subsidiary’s portfolio pursuant to which the Select Opportunity Subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the Select Opportunity Subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the Select Opportunity Subsidiary is in place.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Salient Management is responsible for monitoring and coordinating the overall management of the Funds. Salient Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

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The Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, Salient Select Income Fund, and Salient Select Opportunity Fund are managed by and all investment decisions are made by:

Joel Beam. Mr. Beam has been a portfolio manager for Salient Management since June 2009. Mr. Beam leads the investment team of the Salient Select Income Fund and Salient Select Opportunity Fund and co-leads the investment team of the Salient Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties.

The Salient EM Dividend Signal Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, and Salient US Dividend Signal Fund are team managed and all investment decisions are made jointly and primarily by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Salient Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff leads the investment team of the Salient International Dividend Signal Fund, Salient EM Dividend Signal Fund, and Salient US Dividend Signal Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Salient Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Salient Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 to 2003, he was an Analyst with Putnam Lovell Securities, and from 1992 to 1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA.

Eric Sagmeister. Mr. Sagmeister is a Portfolio Manager for Salient Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since July 2013. From 2009 to June 2013, Mr. Sagmeister was Executive Director, European Equity Sales at Nomura Securities International. From 2008 to 2009, Mr. Sagmeister was Director, European Equity Sales for Merrill Lynch. From 2006 to 2008, Mr. Sagmeister was Vice President, European Equity Sales at Credit Suisse. Mr. Sagmeister also served as Investment Analyst for Global Utilities and Telecoms (2005 to 2006), Investment Analyst for International Equities (2002 to 2005) and Portfolio Administrator (1995 to 2001) at Nicholas Applegate Capital Management.

Paul Broughton, CFA. Mr. Broughton has been with Salient Management since December 2010 as Assistant Portfolio Manager. Prior to joining Salient Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Salient Management since June 2009. Mr. Visse leads the investment team of the Salient EM Infrastructure Fund. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco.

The Allocation Funds and the Salient Frontier Strategy Fund are managed by:

Nathan J. Rowader. Mr. Rowader has been with Salient Management since September 2008. Since 2015 Mr. Rowader has served as Senior Portfolio Manager. From 2008 to 2015 Mr. Rowader served as Director of Investments. Mr. Rowader leads the investment team of the Allocation Funds and the Salient Adaptive US Equity Fund. Prior to joining Salient Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

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The Salient Commodity Long/Short Strategy Fund is team managed and all investment decisions are made jointly and primarily by the team. The team is also primarily responsible for the day-to-day operation of the Salient Commodity Long/Short Strategy Fund’s Subsidiary. The members of the team are:

Roberto M. Croce, Ph.D. Dr. Croce leads the investment team of the Salient Commodity Long/Short Strategy Fund and its Subsidiary. Dr. Croce has been with Salient since 2011 where he serves as Director of Quantitative Research and his duties include building and implementing the models underlying Salient’s proprietary asset allocation tools, MLP hedging, hedge fund risk monitoring and manager selection. Prior to joining Salient, Dr. Croce worked on a consulting basis with the Teacher Retirement System of Texas to develop a suite of global strategic asset allocation models. Dr. Croce received M.A. and Ph.D. degrees in Economics from the Ohio State University in 2005 and 2011, respectively, where he published research about financial forecasting and taught courses in econometrics and financial economics.

Lee G. Partridge. Mr. Partridge has been with Salient Management since June 2015 as Chief Investment Officer. Mr. Partridge has also been with Salient since 2010 where he serves as Chief Investment Officer. Prior to joining Salient, Mr. Partridge was the founder and CEO of Integrity Capital, LLC from 2009 to 2010, prior to which he held various positions at the Teacher Retirement System of Texas, including head of fixed income and deputy chief investment officer. Mr. Partridge is both a Chartered Financial Analyst and a Chartered Alternative Investment Analyst and holds an MBA.

Nathan J. Rowader. Mr. Rowader has been with Salient Management since September 2008. Since 2015 Mr. Rowader has served as Senior Portfolio Manager. From 2008 to 2015 Mr. Rowader served as Director of Investments. Mr. Rowader leads the investment team of the Allocation Funds and the Salient Adaptive US Equity Fund. Prior to joining Salient Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

The portfolio managers for the Salient EM Corporate Debt Fund and Salient High Yield Fund are:

James P. Sivco, CFA. Mr. Sivco, Senior Portfolio Manager, has been with Salient Management since January 2016. Mr. Sivco has also been with Salient since December 2005 where he was named a Senior Portfolio Manager in August 2015 and named Chief Investment Strategist in July 2013. From December 2005 to July 2013, he was a Portfolio Manager at Salient. Mr. Sivco leads the investment team of the Salient High Yield Fund. Mr. Sivco is a Chartered Financial Analyst.

David C. Hinman, CFA. Mr. Hinman has been a Senior Portfolio Manager with Salient Management since June 2015. Mr. Hinman leads the investment team of the Salient EM Corporate Debt Fund. Prior to joining Salient Management, Mr. Hinman was a Managing Principal and Chief Investment Officer of SW Asset Management, LLC (“SW”) from July 2009 to June 2015. Prior to founding SW, Mr. Hinman was Managing Director and Global Head of Credit for Drake Management LLC (September 2006 to July 2009), a Portfolio Manager for Ares Capital Corporation (March 2005 to June 2006), and a Portfolio Manager for Pacific Investment Management Company LLC (PIMCO) (July 1995 to February 2005). Mr. Hinman is a Chartered Financial Analyst and holds an MBA.

The Salient Adaptive US Equity Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Salient Management since September 2008. Since 2015 Mr. Rowader has served as Senior Portfolio Manager. From 2008-2015 Mr. Rowader served as Director of Investments. Mr. Rowader leads the investment team of the Allocation Funds and Salient Adaptive US Equity Fund. Prior to joining Salient Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Roberto M. Croce, Ph.D. Dr. Croce leads the investment team of the Salient Commodity Long/Short Strategy Fund and its Subsidiary. Dr. Croce has been with Salient since 2011 where he serves as Director of Quantitative Research and his duties include building and implementing the models underlying Salient’s proprietary asset allocation tools, MLP hedging, hedge fund risk monitoring and manager selection. Prior to joining Salient, Dr. Croce worked on a consulting basis with the Teacher Retirement System of Texas to develop a suite of global strategic asset allocation models. Dr. Croce received M.A. and Ph.D. degrees in Economics from the Ohio State University in 2005 and 2011, respectively, where he published research about financial forecasting and taught courses in econometrics and financial economics.

The Salient Investment Grade Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are:

Lee G. Partridge. Mr. Partridge has been with Salient Management since June 2015 as Chief Investment Officer. Mr. Partridge leads the investment team of the Salient Investment Grade Fund. Mr. Partridge has also been with Salient since 2010 where he serves as Chief Investment Officer. Prior to joining Salient, Mr. Partridge was the founder and CEO of Integrity Capital, LLC from 2009 to 2010, prior to which he held various positions at the Teacher Retirement System of Texas, including head of fixed income and deputy chief investment officer. Mr. Partridge is both a Chartered Financial Analyst and a Chartered Alternative Investment Analyst and holds an MBA.

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Nathan J. Rowader. Mr. Rowader has been with Salient Management since September 2008. Since 2015 Mr. Rowader has served as Senior Portfolio Manager. From 2008 to 2015 Mr. Rowader served as Director of Investments. Mr. Rowader leads the investment team of the Allocation Funds, Salient Adaptive US Equity Fund, and Salient Frontier Strategy Fund. Prior to joining Salient Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

During the most recent fiscal year ended December 31, 2015, each Fund that has been in operation for a full fiscal year paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

Fund	Total Annual Advisory Fee (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Investment Advisor (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Sub-Advisor (as a Percentage of Daily Net Assets)
Salient Adaptive Balanced Fund	0.00%	0.00%	N/A
Salient Adaptive Income Fund	-0.40%	-0.40%	N/A
Salient Adaptive US Equity Fund	0.15%	0.15%	N/A
Salient Commodity Long/Short Strategy Fund(1)	1.00%	1.00%	N/A
Salient EM Corporate Debt Fund(4)	0.70%	0.70%	N/A
Salient EM Dividend Signal Fund	0.18%	0.18%	N/A
Salient EM Infrastructure Fund	0.90%	0.90%	N/A
Salient Frontier Strategy Fund	0.55%	0.55%	N/A
Salient High Yield Fund(5)	0.50%	0.39%	0.11%
Salient International Dividend Signal Fund	0.69%	0.69%	N/A
Salient International Real Estate Fund	1.00%	1.00%	N/A
Salient International Small Cap Fund(2)	0.96%	0.96%	N/A
Salient Investment Grade Fund	0.02%	0.02%	N/A
Salient Real Estate Fund	0.85%	0.85%	N/A
Salient Select Income Fund	1.00%	1.00%	N/A
Salient Select Opportunity Fund(3)	0.53%	0.53%	N/A
Salient Tactical Growth Fund(2)	1.15%	1.15%	N/A
Salient Tactical Muni Strategy Fund(2)(6)	1.00%	1.00%	N/A
Salient Tactical Real Estate Fund	1.00%	1.00%	N/A
Salient US Dividend Signal Fund	0.33%	0.33%	N/A

(1)	The Subsidiary has entered into a separate advisory agreement with Salient Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the Subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the Subsidiary is in place.
(2)	The Fund pays advisory fees to Salient Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.
(3)	The Salient Select Opportunity Fund may invest in the Select Opportunity Subsidiary to seek exposure to restricted securities. The Select Opportunity Subsidiary has entered into a separate advisory agreement with Salient Management for the management of the Select Opportunity Subsidiary’s portfolio pursuant to which the Select Opportunity Subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the Select Opportunity Subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the Select Opportunity Subsidiary is in place.

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(4)	From January 1, 2015 to June 8, 2015, the Fund paid an annual advisory fee (as a percentage of daily net assets, net of waivers) of 0.70% to Salient Management, which in turn paid an annual sub-advisory fee (as a percentage of daily net assets, net of waivers) of 0.35% to SW Asset Management, LLC for its services as a sub-advisor to the Fund. Effective, June 9, 2015, Salient Management assumed all responsibilities with respect to directing the investments of the Fund.
(5)	From January 1, 2015 to June 8, 2015 the Fund paid an annual advisory fee (as a percentage of daily net assets, net of waivers) of 0.25% to Salient Management and the Fund paid an annual sub-advisory fee (as a percentage of daily net assets, net of waivers) of 0.25% to First Western Capital Management Company (“First Western”) for its services as a sub-advisor to the Fund. From June 9, 2015 to December 31, 2015, the Fund paid an annual advisory fee (as a percentage of daily net assets, net of waivers) of 0.50% to Salient Management, which in turn paid First Western an annual sub-advisory fee (as a percentage of daily net assets, net of waivers) of 0.25% for its services as a sub-advisor to the Fund. Effective January 4, 2016, Salient Management assumed all responsibilities with respect to directing the investments of the Fund.
(6)	Pursuant to contractual agreement (“Expense Limitation Agreement”), the Advisor has agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Salient Tactical Muni Strategy Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) to certain levels. Pursuant to the Expense Limitation Agreement, the Salient Tactical Muni Strategy Fund will reimburse the Advisor for any waived fees or expense reimbursements previously made by the Advisor, provided that any such reimbursements will not cause the Fund’s operating expenses for Investor Class and Institutional Class shares to exceed the lower of the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, if any, and the reimbursement is made within three years following the year in which the expenses were incurred. The expense limits in existence during the previous three fiscal years were as follows: from January 1, 2013 to September 30, 2013, the limits for Investor Class and Institutional Class shares were 1.99% and 1.64%, respectively; from October 1, 2013 to December 31, 2015, the limits for Investor Class and Institutional Class shares were 1.79% and 1.44%, respectively. As of December 31, 2015, the balances of recoupable expenses for the Fund’s Investor Class and Institutional Class shares were $310,057 and $190,342, respectively.

Discussions regarding the basis for the Board’s approval of the investment management agreement for each of the Funds are available in the Funds’ annual and semi-annual reports for the fiscal year ended December 31, 2014 and the period ended June 30, 2015, respectively.

As discussed in the relevant “Fund Summary” sections above, the Advisor has agreed to limit the total expenses of certain of the Funds. Pursuant to these agreements, a Fund will reimburse the Advisor for any fee waivers or expense reimbursements made by the Advisor, provided that any such reimbursements made by the Fund to the Advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

Important Information about Additional Salient Funds

The Allocation Funds may invest in the Class I shares of the following Salient Funds. However, in accordance with the Allocation Funds’ investment goals and strategies, Salient Management may select additional Salient Funds for investment. For a complete description of a Salient Fund, please see the Fund’s prospectus, which is available free of charge by calling 866-667-9228 or visiting www.salientpartners.com.

The chart below sets forth the expense ratio, after fee waivers (based on information as of December 31, 2015), for each of the Salient Funds in which the Allocation Funds may currently invest.

Salient Fund	Expense Ratio
Salient Adaptive Growth Fund (Class I)	1.33%
Salient Trend Fund (Class I)	1.55%

For the remainder of this section, “Fund” will refer to the applicable Salient Fund discussed therein.

Salient Adaptive Growth Fund: The Salient Adaptive Growth Fund seeks long term capital appreciation. The Fund invests primarily in futures contracts and other financially-linked derivatives and instruments whose performance is expected to correspond to global equity markets, global interest rates markets as reflected in the government bond markets of developed countries, global credit markets and global commodities markets. The Fund will also hold a large portion of its assets either directly or indirectly (through the Adaptive Growth Subsidiary, as discussed in the Fund’s prospectus) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Advisor’s investment process involves first the selection of representative assets within the equity, interest rates and commodities markets; then the measurement of the volatility and correlation of and among the selected assets; and finally the construction of a portfolio designed to balance the risk contribution of each asset class or strategy within the overall portfolio. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weighting of each security. In addition to the assets in the markets noted above, the Advisor attempts to capitalize on momentum (the continuation of recent price trends) by utilizing a trend- following strategy, which will invest long in assets exhibiting positive recent price movements and invest short in assets exhibiting declining recent price movements. The momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining. By attempting to allocate its portfolio with balanced risk weightings, the Advisor believes that the Fund can provide investors access to a potentially more diversified portfolio than has traditionally been achieved through frameworks

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that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or to assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Salient Advisors, L.P. (“Salient Advisors”) serves as Advisor to the Salient Adaptive Growth Fund. Salient Advisors is a wholly-owned subsidiary of Salient.

Salient Trend Fund: The Salient Trend Fund seeks long term capital appreciation with low correlation to traditional core equity and bond market exposures. The Fund invests both long and short primarily in futures contracts and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The Fund will also hold a large portion of its assets either directly or indirectly (through the Trend Subsidiary) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Advisor’s investment process begins with the construction of a proprietary, systematic trend-following strategy. Next, the Advisor determines which global markets are appropriate for this strategy. In certain circumstances, the Advisor may limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. The Advisor then constructs a portfolio in which it attempts to balance the risk contribution of each trend-following strategy and the asset classes within each strategy and for which it targets a 20% annualized standard deviation of returns. The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework.

Salient Advisors serves as Advisor to the Salient Trend Fund.

Sub-Advisors/Portfolio Managers

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Salient Management and in accordance with the investment objectives, policies, and restrictions of each Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Salient International Small Cap Fund

Salient Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Salient International Small Cap Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM is the institutional business division of The Pictet Group and includes all of the operating subsidiaries and divisions of The Pictet Group that carry on institutional asset management. As of February 29, 2016, PAM had approximately $147 billion of assets under management, and The Pictet Group had approximately $437 billion of assets under management and administration for institutional and private clients.

The Salient International Small Cap Fund is team managed and all investment management decisions are made jointly and primarily by the team. The team members are:

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants.

Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000 to 2007) and previously held the same position at HSBC Asset Management (1996 to 1999) and Lloyds Investment Management (1992 to 1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics.

•	Salient Tactical Growth Fund

Salient Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Salient Tactical Growth Fund. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of December 31, 2015, Broadmark had assets under management of approximately $1.1 billion.

The portfolio manager of the Salient Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Co-Chief Executive Officer and has been Chief Investment Officer of Broadmark since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico.

•	Salient Tactical Muni Strategy Fund

Salient Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Salient Tactical Muni Strategy Fund. PIMCO is located at 650 Newport Center Drive, Newport Beach, CA 92660). PIMCO has managed the Salient Tactical Muni Strategy Fund since November 13, 2013. PIMCO manages $1.43 trillion in assets, including $1.07 trillian in third party assets as of December 31, 2015.

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The Salient Tactical Muni Strategy Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are:

Joseph Deane. Mr. Deane is an executive vice president in the New York office and co-head of municipal bond portfolio management. Prior to joining PIMCO in 2011, he was co-head of the tax-exempt department at Western Asset (WAMCO). Mr. Deane was previously a managing director and head of tax-exempt investments from 1993-2005 at Smith Barney/Citigroup Asset Management. Earlier in his career, he held senior portfolio management positions with Shearson and E.F. Hutton. Morningstar named him Fixed-Income Manager of the Year in 1996 and a finalist in 1995 and 2007. He has 45 years of investment experience and holds a bachelor’s degree from Iona College.

David Hammer. Mr. Hammer is an executive vice president in the New York office and co-head of municipal bond portfolio management. He rejoined PIMCO in 2015 from Morgan Stanley, where he was managing director and head of municipal trading, risk management and research. Previously at PIMCO, he was a senior vice president and municipal bond portfolio manager; and prior to joining PIMCO in 2012, he was an executive director and head of the high yield and distressed municipal bond trading group at Morgan Stanley. He has 13 years of investment experience and holds an undergraduate degree from Syracuse University.

Joseph Deane is expected to retire at the end of May, 2016. Following Mr. Deane’s departure, the Fund will be managed solely by David Hammer.

Hiring Sub-Advisors without Shareholder Approval

Salient Management and the Salient FF Funds have received an exemptive order from the SEC that permits Salient Management and its affiliated advisors subject to the approval of the Board of Trustees, to hire non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV per share of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities that are listed or traded on a national securities exchange or over-the-counter markets, and that are freely transferable will be valued at the last sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the mean of the closing bid and ask prices on the valuation day. If no bid or ask prices are quoted before closing, such securities will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

For all Funds, debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask price. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average bid and ask price; and (b) maturity of 60 days or less, at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Salient Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value. In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves,

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option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap agreements that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures and swap agreements for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indices will be valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on the mean of the closing bid and ask prices obtained from an independent pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

Bank loans are primarily valued by using a composite loan price from an independent pricing service. The methodology used by the Funds’ independent pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:30 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable NAV, with the exception of exchange-traded investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Salient Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Salient Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Salient Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities and other investments in order to deter such market timing.

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Purchasing Shares

How to Buy Shares

You can open an account and make an initial purchase of Investor Class or Institutional Class shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Salient Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Salient Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.salientpartners.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

The Funds will accept purchases only in US dollars drawn from US financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

After you have opened an account, you can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

For certain of the Funds, you also can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.salientpartners.com by selecting Account Login. If you have questions or problems accessing your account, contact Salient Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

As described in “Pricing of Fund Shares” below, when you purchase shares you will pay the NAV that is next calculated after we receive your order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer.

You also can open an account and make an initial purchase of Investor Class or Institutional Class shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ distributor.

There are no initial sales loads for Investor Class or Institutional Class shares of the Funds. Depending upon the terms of your account, you may pay account fees to your account service provider for services provided in connection with your investment in Investor Class or Institutional Class shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Salient Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Share Classes

Share Classes Offered by each Fund*

Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Advisor Class	Class Z
Salient Adaptive Balanced Fund	Yes	Yes	Yes	No	Yes	No	No
Salient Adaptive Income Fund	Yes	Yes	Yes	No	Yes	No	No
Salient Adaptive US Equity Fund	Yes	Yes	No	No	No	No	Yes
Salient Commodity Long/Short Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Salient EM Corporate Debt Fund	Yes	Yes	No	No	Yes	Yes	No
Salient EM Dividend Signal Fund	Yes	Yes	No	No	Yes	Yes	No
Salient EM Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Salient Frontier Strategy Fund	Yes	Yes	No	No	No	Yes	Yes
Salient High Yield Fund	Yes	Yes	No	No	Yes	No	Yes
Salient International Dividend Signal Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient International Real Estate Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient International Small Cap Fund	Yes	Yes	No	No	Yes	Yes	No

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Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Advisor Class	Class Z
Salient Investment Grade Fund	Yes	Yes	No	No	No	No	Yes
Salient Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Salient Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Salient Select Opportunity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient Tactical Muni Strategy Fund	Yes	Yes	Yes	No	Yes	Yes	No
Salient Tactical Real Estate Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Salient US Dividend Signal Fund	Yes	Yes	Yes	No	Yes	Yes	No

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Investor Class Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

The Fund may, in its sole discretion, waive or reduce any minimum investment requirements.

Minimum Initial Investment Amount for Institutional Class Shares

•	$100,000 per Fund

Subsequent investments in Investor Class Shares must be $100 or more. There is no subsequent investment minimum for Institutional Class shares. Financial intermediaries may charge their customers a transaction or service fee.

The Fund may, in its sole discretion, waive or reduce any minimum investment requirements.

Automatic Investment Plan for Investor Class Shares

The Funds offer an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

Exchange Privilege

Exchanges of Institutional Class or Investor Class Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class or Investor Class shares of any Fund for the same class shares of any other Salient FF Fund, or with a money market fund.

Please check with the Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

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Exchanges of Institutional Class or Investor Class Shares for a Different Class within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of a Fund for another class within the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the transfer agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the transfer agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, Salient Funds may suspend a shareholder’s exchange privilege if, in the judgment of the Advisor, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Funds or all Funds may be offered in your state of residence. Contact your financial intermediary or the transfer agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Salient Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Pricing of Fund Shares

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

Each of the Salient Commodity Long/Short Strategy Fund and Salient Select Opportunity Fund may invest up to 25%, at the time of initial investment, of its total assets in shares of its Subsidiary, which percentage may vary after investment. Each Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of each Subsidiary fluctuates with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Salient Commodity Long/Short Strategy Fund and Salient Select Opportunity Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Salient Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Salient Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)

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•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.salientpartners.com. The minimum initial investment (excluding Institutional Class shares) for accounts enrolled in eDelivery is $2,000.

Online Account Access

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.salientpartners.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact the Funds at (800) 999-6809.

Other Information

The issuance of shares is recorded electronically on the books of Salient Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Salient Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

The Funds reserve the right to refuse any request to purchase shares.

The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ distributor, Salient Funds, or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Salient Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Salient Funds reserves the right to pay any redemption proceeds

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exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

Shares will be redeemed at the next NAV calculated after the transfer agent receives the redemption request in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

How to Redeem Shares

Neither the investment advisor, the distributor, the transfer agent, Salient Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Salient Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Salient Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $100,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Salient Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Salient Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s transfer agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is payable to the shareholder(s) of record; (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file; (3) the address of record and banking instructions have not changed in the last 30 days; and (4) an application is on file with the transfer agent. The transfer agent cannot send an overnight package to a post office box.

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Salient Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Salient Funds account. Your Salient Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Salient Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Salient Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Salient Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Salient Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

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At various times, Salient Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to 10 days. Salient Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Salient Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Salient Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Salient Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Salient Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Salient Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Salient Funds for up to seven days if Salient Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Salient Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Salient Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 10 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Salient Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Salient Funds.

Significant Shareholder Purchases And Redemptions

The Funds are subject to the risk that a large shareholder can purchase or redeem a large percentage of Fund shares at any time. Significant shareholder purchases and redemptions may adversely impact a Fund’s portfolio management. For example, a Fund may be forced to sell a comparatively large portion of its portfolio to meet significant shareholder redemptions, or hold a comparatively large uninvested cash position in its portfolio to meet significant shareholder purchases, in each case when the Fund otherwise would not seek to do so. Such shareholder transactions may cause a Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also cause a Fund to incur high turnover, increase a Fund’s transaction costs, accelerate the realization of taxable income if sales of securities resulted in gains, or otherwise cause a Fund to perform differently than intended. Similarly, significant shareholder purchases may adversely affect a Fund’s performance to the extent the Fund is delayed in investing new cash and, as a result, holds a proportionally larger cash position than under ordinary circumstances and such impact may be heightened in funds of funds. Under certain circumstances, a Fund may also experience frequent large shareholder transactions. While such risks may apply to Funds of any size, such risks are heightened in Funds with fewer assets under management. In addition, new Funds may not be able to fully implement their investment strategy immediately upon commencing investment operations, which could reduce investment performance.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size) and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to

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enhance the effectiveness of the program or in response to changes in regulatory requirements. In addition, purchases and sales by the Allocation Funds in certain Underlying Funds may be exempt from certain limitations under these frequent trading policies in order to allow the Allocation Funds to manage their cash flows and reallocate portfolio investments in the Underlying Funds according to their allocation targets. However, this activity is monitored and Salient Management seeks to minimize the impact of such activity on the Underlying Funds to the extent reasonably possible.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

The Funds have adopted a distribution plan under Rule 12b-1 (the “Plan”) for Investor Class shares of the Funds that allows each Fund to pay for the sale and distribution of its shares. A Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under the Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plan, a Fund may pay one or more persons or entities a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Investor Class shares of a Fund.

Payments available under the Plan may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Investor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges. Shareholders owning Institutional Class shares of a Fund will not be subject to the Plan or any 12b-1 fees.

The Plan recognizes that Salient Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plan

The Funds have adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to Investor Class and Institutional Class shares of certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

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Distribution and Shareholder Services Plans

Payments under the Shareholder Services Plan are calculated daily and paid monthly, and are not to exceed the following annual rates:

	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)
Fund Name	Investor Class	Institutional Class
Salient Adaptive Balanced Fund	0.25%	None
Salient Adaptive Income Fund	0.25%	None
Salient Adaptive US Equity Fund	0.25%	0.10%
Salient Commodity Long/Short Strategy Fund	0.15%	0.05%
Salient EM Corporate Debt Fund	0.15%	0.05%
Salient EM Dividend Signal Fund	0.15%	0.05%
Salient EM Infrastructure Fund	0.15%	0.05%
Salient Frontier Strategy Fund	0.15%	0.10%
Salient High Yield Fund	0.25%	0.10%
Salient International Dividend Signal Fund	0.15%	0.05%
Salient International Real Estate Fund	0.15%	0.05%
Salient International Small Cap Fund	0.15%	0.05%
Salient Investment Grade Fund	0.25%	0.10%
Salient Real Estate Fund	0.15%	0.05%
Salient Select Income Fund	0.15%	0.05%
Salient Select Opportunity Fund	0.15%	0.05%
Salient Tactical Growth Fund	0.15%	0.05%
Salient Tactical Muni Strategy Fund	0.15%	0.05%
Salient Tactical Real Estate Fund	0.15%	0.05%
Salient US Dividend Signal Fund	0.15%	0.05%

Payments available under the Shareholder Services Plan may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to each Fund’s Investor Class and Institutional Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Networking, Sub-Transfer Agency and Administrative Fees

Certain financial intermediaries may contract with the Funds, Salient Management and its affiliates or the distributor to perform certain networking, sub-transfer agency or administrative services for shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive networking, sub-transfer agency or administrative fees, a portion of which may be paid by the Funds. Any such payments by the Funds to a financial intermediary for networking, sub-transfer agency or administrative services are in addition to any shareholder services fees payable to the financial intermediary by the Funds.

Additional Payments to Intermediaries

Salient Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Salient Management or its affiliates. A sub-advisor may contribute to the additional payments made by Salient Management or its affiliates to financial intermediaries.

Revenue sharing arrangements occur when Salient Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are

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generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	Payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

Payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“Marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	Provision of educational programs, including information and related support materials; and
•

Occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Salient Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2016, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Salient Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

A Fund will normally pay a capital gain distribution in December, if available, and a spillover capital gain distribution (i.e., a type of distribution the Fund elects to treat as paid during a taxable year although the distribution is actually paid by the Fund in the subsequent year), if available. However, a Fund may determine that a capital gain distribution will instead be of record and payable at other times, and a Fund may also make additional distributions of capital gains during a year.

The following Funds expect to declare and pay income dividends annually, if available:

Salient Adaptive US Equity Fund	Salient Frontier Strategy Fund
Salient Commodity Long/Short Strategy Fund	Salient International Small Cap Fund
Salient EM Dividend Signal Fund	Salient Tactical Growth Fund

The following Funds expect to declare and pay income dividends quarterly, if available:

Salient Adaptive Balanced Fund	Salient Select Income Fund
Salient EM Corporate Debt Fund	Salient Select Opportunity Fund
Salient EM Infrastructure Fund	Salient Tactical Muni Strategy Fund
Salient International Real Estate Fund	Salient Tactical Real Estate Fund
Salient Real Estate Fund

The following Funds expect to declare and pay income dividends monthly, if available:

Salient Adaptive Income Fund	Salient Investment Grade Fund
Salient High Yield Fund	Salient US Dividend Signal Fund
Salient International Dividend Signal Fund

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Salient FF Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Salient Funds, P.O. Box 1345, Denver, CO 80201.

Tax-Exempt Income

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year (which may be the case with respect to the Salient Tactical Muni Strategy Fund), the Fund will be able to report distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any

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Dividends and Taxes

quarter of its tax year, the Fund would not be able to report any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains generally will be includable in the taxable income of the Fund’s investors.

Federal Taxes

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund reports a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Current tax law generally provides for a maximum tax rate for individual taxpayers of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term gains and on certain qualifying dividends on corporate stock. Certain Funds do not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to the shares which distributions of qualifying dividends are made in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed the ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

As described above, if a Fund (such as the Salient Tactical Muni Strategy Fund) invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). A Fund’s exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you will be treated as if you sold them and any gain on the transaction will be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Any loss realized upon the sale or exchange of Fund shares that you held for less than six months may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to such shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

The Funds are required to report to you and the Internal Revenue Service annually the cost basis information for sale transactions of shares purchased on or after January 1, 2012. You may elect to have one of several cost basis methods applied to your account when calculating the cost basis of shares sold, including average cost, first-in, first-out (FIFO), or another specific method. Unless you instruct otherwise, a Fund will use average cost as its default cost basis method. If you would like to use the average cost method of calculation, no action is required. To elect an alternative method, you should contact the Funds at (800) 999-6809 or Salient Funds, P.O. Box 1345, Denver, CO 80201. If your account is held with a financial intermediary, contact your financial intermediary regarding the reporting of cost basis and available elections for your account. You should consult your tax advisor to determine the best cost basis method for your situation.

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Dividends and Taxes

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, or if you are a non-U.S. entity, each Fund will generally withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

Federal Income Tax Information for the Salient Commodity Long/Short Strategy Fund

The Salient Commodity Long/Short Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The IRS has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gains generated by investments in commodity index-linked notes and income generated by investments in a subsidiary. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure. Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. Furthermore, the tax treatment of the Fund’s investments in commodity-linked notes and the Subsidiary may be adversely affected by future legislation, court decisions, future IRS guidance, or Treasury regulations.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation, court decisions, future IRS guidance, or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which could result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code,

142

Dividends and Taxes

under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the Fund. It is expected that all of the Subsidiary’s income will be subpart F income. The Fund’s tax basis in the Subsidiary will be increased as a result of the Fund’s recognition of the Subsidiary’s subpart F income. The Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously undistributed subpart F income, although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.

Investment in Real Estate Investment Trusts

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT generally do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Salient Select Income Fund intends to, and the other Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Salient Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Portfolio Holdings Disclosure

The Funds disclose all portfolio holdings of each Fund, excluding any Funds that primarily invest in master limited partnerships, as of the end of each month on its website at www.salientpartners.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Salient Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, the Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the transfer agent at (800) 999-6809. You may also notify the transfer agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the transfer agent receives your request to stop householding.

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General Information

You can obtain current price, yield, and other performance information on any of the Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about the Funds, write to Salient Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Information for the fiscal year ended December 31, 2015 for these Funds has been audited by KPMG LLP, whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports that were filed with the SEC on March 7, 2016 (Accession No. 0001193125-16-494700). Information for the fiscal years ended December 31, 2011 through and including 2014 for these Funds has been audited by the Funds’ predecessor independent registered public accounting firm.

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Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive Balanced Fund - Investor Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$14.33	$14.91	$14.09	$12.94	$14.71
Income/(loss) from operations:
Net investment income(b)	0.29	0.63	0.42	0.33	0.12
Net realized and unrealized gain/(loss) on investments	(1.40)	(0.58)	0.83	1.22	(0.98)
Total from investment operations	(1.11)	0.05	1.25	1.55	(0.86)
Less distributions:
From investment income	(0.34)	(0.63)	(0.43)	(0.40)	(0.13)
From capital gains	—	—	—	—	(0.78)
Total distributions	(0.34)	(0.63)	(0.43)	(0.40)	(0.91)
Net increase/(decrease) in net asset value	(1.45)	(0.58)	0.82	1.15	(1.77)
Net asset value, end of period	$12.88	$14.33	$14.91	$14.09	$12.94
Total Return	(7.90)%	0.29%	8.98%	12.09%	(5.82)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,607	$2,827	$3,323	$4,408	$7,853
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.07%	4.18%	2.82%	2.37%	0.86%
Operating expenses including expense paid directly by the advisor(c)	1.01%	0.82%	0.79%	0.76%	0.71%
Net investment income excluding expense paid directly by the advisor	1.97%	4.08%	2.72%	2.26%	0.72%
Operating expenses excluding expense paid directly by the advisor(c)	1.11%	0.92%	0.89%	0.87%	0.85%
Portfolio turnover rate	52%	62%	83%	89%	84%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Excludes expenses of the affiliated funds in which the Fund invests.
(d)	Prior to May 1, 2016, the Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund.

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Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive Balanced Fund - Institutional Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$14.33	$14.91	$14.09	$12.94	$14.72
Income/(loss) from operations:
Net investment income(b)	0.40	0.64	0.56	0.39	0.19
Net realized and unrealized gain/(loss) on investments	(1.45)	(0.51)	0.77	1.24	(0.98)
Total from investment operations	(1.05)	0.13	1.33	1.63	(0.79)
Less distributions:
From investment income	(0.41)	(0.71)	(0.51)	(0.48)	(0.21)
From capital gains	—	—	—	—	(0.78)
Total distributions	(0.41)	(0.71)	(0.51)	(0.48)	(0.99)
Net increase/(decrease) in net asset value	(1.46)	(0.58)	0.82	1.15	(1.78)
Net asset value, end of period	$12.87	$14.33	$14.91	$14.09	$12.94
Total Return	(7.45)%	0.80%	9.54%	12.73%	(5.39)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$9,541	$11,170	$18,203	$13,631	$24,550
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.83%	4.21%	3.78%	2.85%	1.28%
Operating expenses including expense paid directly by the advisor(c)	0.53%	0.32%	0.28%	0.26%	0.21%
Net investment income excluding expense paid directly by the advisor	2.73%	4.11%	3.68%	2.73%	1.14%
Operating expenses excluding expense paid directly by the advisor(c)	0.63%	0.42%	0.38%	0.38%	0.35%
Portfolio turnover rate	52%	62%	83%	89%	84%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Excludes expenses of the affiliated funds in which the Fund invests.
(d)	Prior to May 1, 2016, the Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund.

146

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive Income Fund - Investor Class
	Year Ended December 31, 2015(a)(g)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(b)	Year Ended December 31, 2011
Net asset value, beginning of period	$14.60	$15.34		$15.33		$14.50	$14.39
Income/(loss) from operations:
Net investment income(c)	0.56	0.77		0.70		0.67	0.62
Net realized and unrealized gain/(loss) on investments	(1.66)	(0.10)		0.03		0.88	0.12
Total from investment operations	(1.10)	0.67		0.73		1.55	0.74
Less distributions:
From investment income	(0.56)	(0.76)		(0.67)		(0.72)	(0.63)
From capital gains	—	(0.65)		(0.05)		—	—
Total distributions	(0.56)	(1.41)		(0.72)		(0.72)	(0.63)
Net increase/(decrease) in net asset value	(1.66)	(0.74)		0.01		0.83	0.11
Net asset value, end of period	$12.94	$14.60		$15.34		$15.33	$14.50
Total Return	(7.76)%	4.34%		4.80%		11.04%	5.26%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,414	$2,326		$1,867		$1,381	$2,289
Ratios to average net assets:
Net investment income including waiver and expense paid directly by the advisor	3.94%	4.94%		4.50%		4.53%	4.30%
Operating expenses including waiver and expense paid directly by the advisor(d)	0.89%	0.96	%(e)	0.99	%(f)	1.07%	0.97%
Net investment income excluding waiver and expense paid directly by the advisor	3.44%	4.72%		4.43%		4.43%	4.19%
Operating expenses excluding waiver and expense paid directly by the advisor(d)	1.39%	1.18%		1.06%		1.17%	1.08%
Portfolio turnover rate	212%	191%		95%		135%	38%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.
(e)	Effective October 1, 2014, the annual expense limitation rate changed from 0.99% to 0.89%.
(f)	Effective May 1, 2013, the Advisor agreed to limit expenses at 0.99%.
(g)	Prior to May 1, 2016, the Salient Adaptive Income Fund was known as the Forward Income Builder Fund.

147

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive Income Fund - Institutional Class
	Year Ended December 31, 2015(a)(g)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(b)	Year Ended December 31, 2011
Net asset value, beginning of period	$14.62	$15.36		$15.35		$14.51	$14.40
Income/(loss) from operations:
Net investment income(c)	0.64	0.73		0.72		0.75	0.70
Net realized and unrealized gain/(loss) on investments	(1.67)	0.01		0.08		0.89	0.12
Total from investment operations	(1.03)	0.74		0.80		1.64	0.82
Less distributions:
From investment income	(0.63)	(0.83)		(0.74)		(0.80)	(0.71)
From capital gains	—	(0.65)		(0.05)		—	—
Total distributions	(0.63)	(1.48)		(0.79)		(0.80)	(0.71)
Net increase/(decrease) in net asset value	(1.66)	(0.74)		0.01		0.84	0.11
Net asset value, end of period	$12.96	$14.62		$15.36		$15.35	$14.51
Total Return	(7.27)%	4.83%		5.34%		11.59%	5.79%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,893	$4,376		$8,568		$9,497	$11,545
Ratios to average net assets:
Net investment income including waiver and expense paid directly by the advisor	4.51%	4.63%		4.62%		5.06%	4.81%
Operating expenses including waiver and expense paid directly by the advisor(d)	0.39%	0.47	%(e)	0.49	%(f)	0.57%	0.47%
Net investment income excluding waiver and expense paid directly by the advisor	4.00%	4.44%		4.55%		4.96%	4.69%
Operating expenses excluding waiver and expense paid directly by the advisor(d)	0.90%	0.66%		0.56%		0.67%	0.59%
Portfolio turnover rate	212%	191%		95%		135%	38%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.
(e)	Effective October 1, 2014, the annual expense limitation rate changed from 0.49% to 0.39%.
(f)	Effective May 1, 2013, the Advisor agreed to limit expenses at 0.49%.
(g)	Prior to May 1, 2016, the Salient Adaptive Income Fund was known as the Forward Income Builder Fund.

148

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive US Equity Fund - Investor Class
	Year Ended December 31, 2015(a)(h)		Year Ended December 31, 2014	Year Ended December 31, 2013(b)	Year Ended December 31, 2012		Year Ended December 31, 2011(c)
Net asset value, beginning of period	$37.07		$34.98	$26.74	$23.09		$24.50
Income/(loss) from operations:
Net investment income/(loss)(d)	(0.08	)(e)	(0.16)	(0.13)	(0.14)		0.05
Net realized and unrealized gain/(loss) on investments	(0.30)		4.04	8.37	3.79		(1.35)
Total from investment operations	(0.38)		3.88	8.24	3.65		(1.30)
Less distributions:
From capital gains	(4.67)		(1.79)	—	—		—
From return of capital	—		—	—	—		(0.11)
Total distributions	(4.67)		(1.79)	—	—		(0.11)
Net increase/(decrease) in net asset value	(5.05)		2.09	8.24	3.65		(1.41)
Net asset value, end of period	$32.02		$37.07	$34.98	$26.74		$23.09
Total Return	(1.24)%		11.14%	30.88%	15.72%		(5.37)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,056		$1,976	$1,828	$1,950		$2,217
Ratios to average net assets:
Net investment income/(loss)	(0.22)%		(0.45)%	(0.43)%	(0.56)%		0.21%
Operating expenses including reimbursement/waiver	1.25%		1.25%	1.25%	1.38	%(f)(g)	n/a
Operating expenses excluding reimbursement/waiver	1.60%		1.50%	1.42%	1.38%		1.34%
Portfolio turnover rate	42%		53%	218%	154%		40%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.
(c)	Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(f)	Affiliated management fee waiver represents less than 0.005%.
(g)	Effective November 1, 2012, the Advisor agreed to limit expenses at 1.25%.
(h)	Prior to May 1, 2016, the Salient Adaptive US Equity Fund was known as the Forward Total MarketPlus Fund.

149

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Adaptive US Equity Fund - Institutional Class
	Year Ended December 31, 2015(a)(g)	Year Ended December 31, 2014	Year Ended December 31, 2013(b)	Year Ended December 31, 2012		Year Ended December 31, 2011(c)
Net asset value, beginning of period	$39.91	$37.39	$28.47	$24.51		$25.93
Income/(loss) from operations:
Net investment income/(loss)(d)	0.05	(0.04)	(0.04)	(0.04)		0.16
Net realized and unrealized gain/(loss) on investments	(0.33)	4.35	8.96	4.00		(1.42)
Total from investment operations	(0.28)	4.31	8.92	3.96		(1.26)
Less distributions:
From investment income	(0.04)	—	—	—		—
From capital gains	(4.67)	(1.79)	—	—		—
From return of capital	—	—	—	—		(0.16)
Total distributions	(4.71)	(1.79)	—	—		(0.16)
Net increase/(decrease) in net asset value	(4.99)	2.52	8.92	3.96		(1.42)
Net asset value, end of period	$34.92	$39.91	$37.39	$28.47		$24.51
Total Return	(0.89)%	11.55%	31.33%	16.16%		(4.94)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$10,868	$15,122	$21,636	$25,416		$98,153
Ratios to average net assets:
Net investment income/(loss)	0.13%	(0.09)%	(0.11)%	(0.15)%		0.62%
Operating expenses including reimbursement/waiver	0.85%	0.85%	0.85%	0.99	%(e)(f)	n/a
Operating expenses excluding reimbursement/waiver	1.19%	1.09%	1.02%	0.99%		0.94%
Portfolio turnover rate	42%	53%	218%	154%		40%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.
(c)	Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Affiliated management fee waiver represents less than 0.005%.
(f)	Effective November 1, 2012, the Advisor agreed to limit expenses at 0.85%.
(g)	Prior to May 1, 2016, the Salient Adaptive US Equity Fund was known as the Forward Total MarketPlus Fund.

150

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Commodity Long/Short Strategy Fund - Investor Class
	Year Ended December 31, 2015(a)(b)(g)	Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(c)
Net asset value, beginning of period	$21.11	$21.07	$20.21	$27.02		$25.00
Income/(loss) from operations:
Net investment loss(d)	(0.26)	(0.18)	(0.22)	(0.23)		(0.20)
Net realized and unrealized gain/(loss) on investments	(2.20)	0.22	2.04	(6.58)		2.61
Total from investment operations	(2.46)	0.04	1.82	(6.81)		2.41
Less distributions:
From investment income	—	—	(0.95)	—		(0.39)
From return of capital	—	—	(0.01)	—		(0.00	)(e)
Total distributions	—	—	(0.96)	—		(0.39)
Net increase/(decrease) in net asset value	(2.46)	0.04	0.86	(6.81)		2.02
Net asset value, end of period	$18.65	$21.11	$21.07	$20.21		$27.02
Total Return	(11.65)%	0.19%	9.04%	(25.20)%		9.66%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,459	$18,418	$24,649	$22,093		$48,141
Ratios to average net assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(1.33)%	(0.89)%	(1.03)%	(0.93)%		(0.74)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.28%	1.82%	1.77%	1.70	%(f)	1.87%
Operating expenses excluding reimbursement/waiver	2.28%	1.82%	1.77%	1.70%		1.90%
Portfolio turnover rate	44%	41%	59%	90%		39%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(b)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(c)	The Fund began offering Investor Class shares on January 3, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	Effective May 1, 2012, the expense limitation agreement expired.
(g)	Prior to May 1, 2016, the Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund.

151

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Commodity Long/Short Strategy Fund - Institutional Class
	Year Ended December 31, 2015(a)(b)(g)	Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(c)
Net asset value, beginning of period	$21.32	$21.20	$20.33	$27.06		$25.00
Income/(loss) from operations:
Net investment loss(d)	(0.19)	(0.11)	(0.14)	(0.14)		(0.12)
Net realized and unrealized gain/(loss) on investments	(2.22)	0.23	2.03	(6.59)		2.61
Total from investment operations	(2.41)	0.12	1.89	(6.73)		2.49
Less distributions:
From investment income	—	—	(1.01)	—		(0.43)
From return of capital	—	—	(0.01)	—		(0.00	)(e)
Total distributions	—	—	(1.02)	—		(0.43)
Net increase/(decrease) in net asset value	(2.41)	0.12	0.87	(6.73)		2.06
Net asset value, end of period	$18.91	$21.32	$21.20	$20.33		$27.06
Total Return	(11.35)%	0.57%	9.36%	(24.87)%		9.97%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,049	$19,801	$29,198	$49,467		$66,255
Ratios to average net assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(0.96)%	(0.54)%	(0.68)%	(0.57)%		(0.46)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.91%	1.46%	1.41%	1.35	%(f)	1.52%
Operating expenses excluding reimbursement/waiver	1.91%	1.46%	1.41%	1.35%		1.55%
Portfolio turnover rate	44%	41%	59%	90%		39%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(b)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(c)	The Fund began offering Institutional Class shares on January 3, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	Effective May 1, 2012, the expense limitation agreement expired.
(g)	Prior to May 1, 2016, the Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund.

152

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Corporate Debt Fund - Investor Class
	Year Ended December 31, 2015(a)(f)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(b)
Net asset value, beginning of period	$8.76	$9.41		$9.98		$9.10	$11.05
Income/(loss) from operations:
Net investment income(c)	0.59	0.70		0.65		0.62	0.61
Net realized and unrealized gain/(loss) on investments	(1.15)	(0.76)		(0.62)		0.70	(0.89)
Total from investment operations	(0.56)	(0.06)		0.03		1.32	(0.28)
Less distributions:
From investment income	(0.58)	(0.59)		(0.60)		(0.44)	(1.67)
Total distributions	(0.58)	(0.59)		(0.60)		(0.44)	(1.67)
Net increase/(decrease) in net asset value	(1.14)	(0.65)		(0.57)		0.88	(1.95)
Net asset value, end of period	$7.62	$8.76		$9.41		$9.98	$9.10
Total Return	(6.63)%	(0.76)%		0.48%		14.63%	(2.73)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$158,605	$346,733		$304,150		$168,003	$4,702
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	7.05%	7.62%		6.78%		6.37%	5.35%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.43%	1.36	%(d)	1.34	%(e)	1.35%	1.39%
Operating expenses excluding reimbursement/waiver	n/a	1.36%		1.35%		1.36%	1.89%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.96%	7.46%		6.69%		n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.52%	1.52	%(d)	1.42	%(e)	n/a	n/a
Operating expenses excluding reimbursement/waiver	n/a	1.52%		1.44%		n/a	n/a
Portfolio turnover rate	42%	70%		85%		91%	357%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Effective May 1, 2014, the expense limitation agreement expired.
(e)	Effective May 1, 2013, the annual expense limitation rate changed from 1.39% to 1.34%.
(f)	Prior to May 1, 2016, the Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund.

153

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Corporate Debt Fund - Institutional Class
	Year Ended December 31, 2015(a)(e)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(b)
Net asset value, beginning of period	$8.69	$9.35		$9.91	$9.04	$11.02
Income/(loss) from operations:
Net investment income(c)	0.62	0.72		0.67	0.65	0.68
Net realized and unrealized gain/(loss) on investments	(1.14)	(0.75)		(0.60)	0.70	(0.92)
Total from investment operations	(0.52)	(0.03)		0.07	1.35	(0.24)
Less distributions:
From investment income	(0.62)	(0.63)		(0.63)	(0.48)	(1.74)
Total distributions	(0.62)	(0.63)		(0.63)	(0.48)	(1.74)
Net increase/(decrease) in net asset value	(1.14)	(0.66)		(0.56)	0.87	(1.98)
Net asset value, end of period	$7.55	$8.69		$9.35	$9.91	$9.04
Total Return	(6.43)%	(0.42)%		0.92%	15.06%	(2.40)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$28,026	$41,555		$35,001	$33,773	$7,613
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	7.44%	7.92%		6.99%	6.67%	6.10%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.09%	1.01	%(d)	0.98%	0.99%	0.99%
Operating expenses excluding reimbursement/waiver	n/a	1.01%		0.98%	1.01%	1.49%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	7.35%	7.76%		6.90%	n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.18%	1.17	%(d)	1.06%	n/a	n/a
Operating expenses excluding reimbursement/waiver	n/a	1.17%		1.06%	n/a	n/a
Portfolio turnover rate	42%	70%		85%	91%	357%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Effective May 1, 2014, the expense limitation agreement expired.
(e)	Prior to May 1, 2016, the Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund.

154

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Dividend Signal Fund - Investor Class
	Year Ended December 31, 2015(a)(f)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of period	$10.24	$10.59	$10.58		$9.55		$20.97
Income/(loss) from operations:
Net investment income(b)	0.10	0.13	0.16		0.07		0.11
Net realized and unrealized gain/(loss) on investments	(1.95)	(0.29)	0.00	(c)	1.64		(4.61)
Total from investment operations	(1.85)	(0.16)	0.16		1.71		(4.50)
Less distributions:
From investment income	(0.02)	(0.19)	(0.15)		(0.01)		(0.57)
From capital gains	—	—	—		(0.67)		(6.35)
Total distributions	(0.02)	(0.19)	(0.15)		(0.68)		(6.92)
Net increase/(decrease) in net asset value	(1.87)	(0.35)	0.01		1.03		(11.42)
Net asset value, end of period	$8.37	$10.24	$10.59		$10.58		$9.55
Total Return	(18.11)%	(1.52)%	1.54%		18.14%		(22.33)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$14,208	$3,819	$4,898		$5,934		$23,498
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.07%	1.20%	1.45%		0.65%		0.55%
Operating expenses including reimbursement/waiver	1.74%	1.74%	1.76	%(d)	1.80	%(e)	1.79%
Operating expenses excluding reimbursement/waiver	2.56%	2.46%	2.55%		2.78%		2.15%
Portfolio turnover rate	85%	72%	88%		150%		102%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Effective May 1, 2013, the annual expense limitation rate changed from 1.79% to 1.74%.
(e)	Effective May 1, 2012, the annual expense limitation rate changed from 1.79% to 1.89%. Effective September 1, 2012, the annual expense limitation rate changed from 1.89% to 1.79%.
(f)	Prior to May 1, 2016, the Salient EM Dividend Signal Fund was known as the Forward Emerging Markets Fund.

155

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Dividend Signal Fund - Institutional Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of period	$10.38	$10.72	$10.67	$9.76		$21.31
Income/(loss) from operations:
Net investment income(b)	0.20	0.15	0.18	0.13		0.15
Net realized and unrealized gain/(loss) on investments	(2.07)	(0.27)	0.03	1.67		(4.70)
Total from investment operations	(1.87)	(0.12)	0.21	1.80		(4.55)
Less distributions:
From investment income	(0.05)	(0.22)	(0.16)	(0.22)		(0.65)
From capital gains	—	—	—	(0.67)		(6.35)
Total distributions	(0.05)	(0.22)	(0.16)	(0.89)		(7.00)
Net increase/(decrease) in net asset value	(1.92)	(0.34)	0.05	0.91		(11.55)
Net asset value, end of period	$8.46	$10.38	$10.72	$10.67		$9.76
Total Return	(17.97)%	(1.12)%	1.97%	18.65%		(22.21)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$9,881	$5,862	$7,033	$4,517		$31,484
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.99%	1.35%	1.64%	1.25%		0.76%
Operating expenses including reimbursement/waiver	1.39%	1.39%	1.39%	1.41	%(c)	1.39%
Operating expenses excluding reimbursement/waiver	2.29%	2.14%	2.04%	2.22%		1.76%
Portfolio turnover rate	85%	72%	88%	150%		102%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2012, the annual expense limitation rate changed from 1.39% to 1.49%. Effective September 1, 2012, the annual expense limitation rate changed from 1.49% to 1.39%.
(d)	Prior to May 1, 2016, the Salient EM Dividend Signal Fund was known as the Forward Emerging Markets Fund.

156

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Infrastructure Fund - Investor Class
	Year Ended December 31, 2015(a)(h)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net asset value, beginning of period	$22.85	$23.17	$21.02	$18.68	$22.54
Income/(loss) from operations:
Net investment income(c)	0.55	0.24	0.35	0.04	0.23
Net realized and unrealized gain/(loss) on investments	(2.06)	(0.25)	2.00	2.62	(3.75)
Total from investment operations	(1.51)	(0.01)	2.35	2.66	(3.52)
Less distributions:
From investment income	(0.43)	(0.31)	(0.20)	(0.32)	(0.34)
Total distributions	(0.43)	(0.31)	(0.20)	(0.32)	(0.34)
Net increase/(decrease) in net asset value	(1.94)	(0.32)	2.15	2.34	(3.86)
Net asset value, end of period	$20.91	$22.85	$23.17	$21.02	$18.68
Total Return	(6.60)%	(0.17)%	11.31%	14.48%	(15.74	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$18,572	$31,054	$11,217	$27,193	$21
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.41%	1.01%	1.62%	0.18%	1.83	%(e)
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	1.72	%(e)(f)
Operating expenses excluding reimbursement/waiver	1.87%	1.70%	1.67%	1.66%	1.73	%(e)
Portfolio turnover rate	107%	135%	101%	74%	88	%(g)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Investor Class shares on May 2, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective July 1, 2011, the expense limitation agreement expired.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(h)	Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

157

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient EM Infrastructure Fund - Institutional Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$23.03	$23.32	$21.10	$18.72	$20.27
Income/(loss) from operations:
Net investment income(b)	0.58	0.31	0.40	0.32	0.43
Net realized and unrealized gain/(loss) on investments	(2.01)	(0.24)	2.04	2.42	(1.60)
Total from investment operations	(1.43)	0.07	2.44	2.74	(1.17)
Less distributions:
From investment income	(0.51)	(0.36)	(0.22)	(0.36)	(0.38)
Total distributions	(0.51)	(0.36)	(0.22)	(0.36)	(0.38)
Net increase/(decrease) in net asset value	(1.94)	(0.29)	2.22	2.38	(1.55)
Net asset value, end of period	$21.09	$23.03	$23.32	$21.10	$18.72
Total Return	(6.22)%	0.17%	11.69%	14.95%	(5.92)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$11,783	$40,774	$39,347	$90,441	$72,691
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.52%	1.30%	1.86%	1.61%	2.12%
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	1.29	%(c)
Operating expenses excluding reimbursement/waiver	1.52%	1.35%	1.30%	1.23%	1.29%
Portfolio turnover rate	107%	135%	101%	74%	88%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective July 1, 2011, the expense limitation agreement expired.
(d)	Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

158

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Frontier Strategy Fund - Investor Class
	Year Ended December 31, 2015(a)(h)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(b)
Net asset value, beginning of period	$10.14		$11.91	$9.80		$9.87		$12.43
Income/(loss) from operations:
Net investment income/(loss)(c)	(0.01	)(d)	(0.04)	(0.06)		(0.06)		0.03
Net realized and unrealized gain/(loss) on investments	(2.12)		0.48	2.28		0.65		(2.57)
Total from investment operations	(2.13)		0.44	2.22		0.59		(2.54)
Less distributions:
From investment income	(0.04)		—	(0.11)		(0.66)		—
From capital gains	(0.16)		(2.21)	(0.00	)(e)	—		(0.02)
Total distributions	(0.20)		(2.21)	(0.11)		(0.66)		(0.02)
Net increase/(decrease) in net asset value	(2.33)		(1.77)	2.11		(0.07)		(2.56)
Net asset value, end of period	$7.81		$10.14	$11.91		$9.80		$9.87
Total Return	(21.01)%		3.07%	22.64%		5.98%		(20.40)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,337		$18,201	$6,576		$2,829		$3,021
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.07)%		(0.33)%	(0.56)%		(0.55)%		0.23%
Operating expenses including reimbursement/waiver	1.29%		1.29%	1.34	%(f)	1.56	%(g)	n/a
Operating expenses excluding reimbursement/waiver	1.61%		1.50%	1.54%		1.57%		1.54%
Portfolio turnover rate	66%		133%	57%		69%		116%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(e)	Amount represents less than $0.01 per share.
(f)	Effective May 1, 2013, the annual expense limitation rate changed from 1.49% to 1.29%.
(g)	Effective June 8, 2012, the Advisor agreed to limit expenses at 1.49%.
(h)	Prior to May 1, 2016, the Salient Frontier Strategy Fund was known as the Forward Frontier Strategy Fund.

159

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Frontier Strategy Fund - Institutional Class
	Year Ended December 31, 2015(a)(g)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(b)
Net asset value, beginning of period	$10.18	$11.94	$9.82		$9.90		$12.43
Income/(loss) from operations:
Net investment income/(loss)(c)	0.01	(0.01)	(0.04)		(0.03)		0.06
Net realized and unrealized gain/(loss) on investments	(2.12)	0.46	2.29		0.64		(2.57)
Total from investment operations	(2.11)	0.45	2.25		0.61		(2.51)
Less distributions:
From investment income	(0.30)	—	(0.13)		(0.69)		—
From capital gains	(0.16)	(2.21)	(0.00	)(d)	—		(0.02)
Total distributions	(0.46)	(2.21)	(0.13)		(0.69)		(0.02)
Net increase/(decrease) in net asset value	(2.57)	(1.76)	2.12		(0.08)		(2.53)
Net asset value, end of period	$7.61	$10.18	$11.94		$9.82		$9.90
Total Return	(20.80)%	3.14%	22.94%		6.15%		(20.16)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,928	$85,199	$91,259		$56,305		$56,664
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.15%	(0.06)%	(0.34)%		(0.26)%		0.51%
Operating expenses including reimbursement/waiver	0.99%	0.99%	1.05	%(e)	1.25	%(f)	n/a
Operating expenses excluding reimbursement/waiver	1.28%	1.20%	1.24%		1.27%		1.24%
Portfolio turnover rate	66%	133%	57%		69%		116%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Effective May 1, 2013, the annual expense limitation rate changed from 1.19% to 0.99%.
(f)	Effective June 8, 2012, the Advisor agreed to limit expenses at 1.19%.
(g)	Prior to May 1, 2016, the Salient Frontier Strategy Fund was known as the Forward Frontier Strategy Fund.

160

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient High Yield Fund - Investor Class
	Year Ended December 31, 2015(a)(c)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$9.71	$10.35	$10.41	$9.73	$10.04
Income/(loss) from operations:
Net investment income(b)	0.52	0.52	0.56	0.63	0.69
Net realized and unrealized gain/(loss) on investments	(0.96)	(0.35)	0.07	0.72	(0.33)
Total from investment operations	(0.44)	0.17	0.63	1.35	0.36
Less distributions:
From investment income	(0.53)	(0.53)	(0.56)	(0.67)	(0.67)
From capital gains	(0.03)	(0.28)	(0.13)	—	—
Total distributions	(0.56)	(0.81)	(0.69)	(0.67)	(0.67)
Net increase/(decrease) in net asset value	(1.00)	(0.64)	(0.06)	0.68	(0.31)
Net asset value, end of period	$8.71	$9.71	$10.35	$10.41	$9.73
Total Return	(4.81)%	1.50%	6.19%	14.24%	3.61%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$65,898	$56,326	$61,903	$25,482	$1,925
Ratios to average net assets:
Net investment income	5.44%	5.02%	5.35%	6.15%	6.90%
Operating expenses	1.28%	1.23%	1.21%	1.22%	1.28%
Portfolio turnover rate	178%	206%	198%	210%	320%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Prior to May 1, 2016, the Salient High Yield Fund was known as the Forward High Yield Bond Fund.

161

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient High Yield Fund - Institutional Class
	Year Ended December 31, 2015(a)(c)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$9.67	$10.32	$10.38	$9.70	$10.03
Income/(loss) from operations:
Net investment income(b)	0.57	0.56	0.60	0.70	0.73
Net realized and unrealized gain/(loss) on investments	(0.95)	(0.36)	0.07	0.68	(0.33)
Total from investment operations	(0.38)	0.20	0.67	1.38	0.40
Less distributions:
From investment income	(0.57)	(0.57)	(0.60)	(0.70)	(0.73)
From capital gains	(0.03)	(0.28)	(0.13)	—	—
Total distributions	(0.60)	(0.85)	(0.73)	(0.70)	(0.73)
Net increase/(decrease) in net asset value	(0.98)	(0.65)	(0.06)	0.68	(0.33)
Net asset value, end of period	$8.69	$9.67	$10.32	$10.38	$9.70
Total Return	(4.24)%	1.81%	6.62%	14.71%	4.06%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$20,819	$64,168	$79,283	$95,212	$97,719
Ratios to average net assets:
Net investment income	5.95%	5.41%	5.76%	6.88%	7.30%
Operating expenses	0.85%	0.83%	0.81%	0.83%	0.85%
Portfolio turnover rate	178%	206%	198%	210%	320%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Prior to May 1, 2016, the Salient High Yield Fund was known as the Forward High Yield Bond Fund.

162

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Dividend Signal Fund - Investor Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of period	$8.78	$9.76	$9.12	$7.86		$9.49
Income/(loss) from operations:
Net investment income(b)	0.43	0.50	0.49	0.60		0.47
Net realized and unrealized gain/(loss) on investments	(0.93)	(0.96)	0.59	1.07		(1.61)
Total from investment operations	(0.50)	(0.46)	1.08	1.67		(1.14)
Less distributions:
From investment income	(0.34)	(0.52)	(0.44)	(0.41)		(0.49)
Total distributions	(0.34)	(0.52)	(0.44)	(0.41)		(0.49)
Net increase/(decrease) in net asset value	(0.84)	(0.98)	0.64	1.26		(1.63)
Net asset value, end of period	$7.94	$8.78	$9.76	$9.12		$7.86
Total Return	(6.03)%	(4.96)%	12.14%	21.54%		(12.45)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$61,163	$140,810	$110,117	$48,875		$3,170
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.03%	5.35%	5.22%	7.01%		5.26%
Operating expenses including reimbursement/waiver	1.34%	1.34%	1.34%	1.36	%(c)	1.49%
Operating expenses excluding reimbursement/waiver	1.49%	1.45%	1.46%	1.69%		2.81%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	4.90%	5.26%	5.11%	n/a		n/a
Operating expenses including reimbursement/waiver	1.47%	1.43%	1.45%	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.62%	1.54%	1.57%	n/a		n/a
Portfolio turnover rate	134%	95%	115%	92%		93%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2012, the annual expense limitation rate changed from 1.49% to 1.34%.
(d)	Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

163

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Dividend Signal Fund - Institutional Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of period	$7.27	$8.17	$7.70	$6.70		$8.12
Income/(loss) from operations:
Net investment income(b)	0.38	0.45	0.42	0.57		0.44
Net realized and unrealized gain/(loss) on investments	(0.76)	(0.80)	0.52	0.86		(1.37)
Total from investment operations	(0.38)	(0.35)	0.94	1.43		(0.93)
Less distributions:
From investment income	(0.37)	(0.55)	(0.47)	(0.43)		(0.49)
Total distributions	(0.37)	(0.55)	(0.47)	(0.43)		(0.49)
Net increase/(decrease) in net asset value	(0.75)	(0.90)	0.47	1.00		(1.42)
Net asset value, end of period	$6.52	$7.27	$8.17	$7.70		$6.70
Total Return	(5.65)%	(4.56)%	12.46%	21.90%		(12.01)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$109,390	$84,982	$92,617	$82,719		$5,705
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.41%	5.73%	5.41%	7.78%		5.88%
Operating expenses including reimbursement/waiver	0.99%	0.99%	0.99%	1.01	%(c)	1.14%
Operating expenses excluding reimbursement/waiver	1.14%	1.10%	1.11%	1.33%		2.45%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	5.28%	5.64%	5.30%	n/a		n/a
Operating expenses including reimbursement/waiver	1.12%	1.08%	1.10%	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.27%	1.19%	1.22%	n/a		n/a
Portfolio turnover rate	134%	95%	115%	92%		93%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2012, the annual expense limitation rate changed from 1.14% to 0.99%.
(d)	Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

164

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Real Estate Fund - Investor Class
	Year Ended December 31, 2015(a)(h)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net asset value, beginning of period	$14.74	$15.65		$17.26	$12.17	$17.58
Income/(loss) from operations:
Net investment income(c)	0.21	0.18		0.38	0.46	0.17
Net realized and unrealized gain/(loss) on investments	(0.79)	0.02		(1.01)	6.03	(4.05)
Total from investment operations	(0.58)	0.20		(0.63)	6.49	(3.88)
Less distributions:
From investment income	(0.56)	(1.11)		(0.98)	(1.40)	(1.53)
Total distributions	(0.56)	(1.11)		(0.98)	(1.40)	(1.53)
Net increase/(decrease) in net asset value	(1.14)	(0.91)		(1.61)	5.09	(5.41)
Net asset value, end of period	$13.60	$14.74		$15.65	$17.26	$12.17
Total Return	(4.08)%	1.33%		(3.51)%	54.05%	(22.31	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$8,479	$15,385		$51,393	$12,027	$30
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.41%	1.17%		2.30%	2.76%	1.81	%(e)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a	1.79	%(f)	1.75%	1.80%	1.80	%(e)
Operating expenses excluding reimbursement/waiver	1.86%	1.79%		1.75%	1.84%	2.34	%(e)
Portfolio turnover rate	281%	242%		202%	209%	309	%(g)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Investor Class shares on May 2, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2014, the expense limitation agreement expired.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(h)	Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

165

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Real Estate Fund - Institutional Class
	Year Ended December 31, 2015(a)(e)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$14.65	$15.61		$17.24		$12.13	$15.97
Income/(loss) from operations:
Net investment income(b)	0.25	0.38		0.43		0.47	0.39
Net realized and unrealized gain/(loss) on investments	(0.78)	(0.12)		(1.02)		6.07	(2.66)
Total from investment operations	(0.53)	0.26		(0.59)		6.54	(2.27)
Less distributions:
From investment income	(0.61)	(1.22)		(1.04)		(1.43)	(1.57)
Total distributions	(0.61)	(1.22)		(1.04)		(1.43)	(1.57)
Net increase/(decrease) in net asset value	(1.14)	(0.96)		(1.63)		5.11	(3.84)
Net asset value, end of period	$13.51	$14.65		$15.61		$17.24	$12.13
Total Return	(3.76)%	1.75%		(3.31)%		54.75%	(14.56)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$13,746	$24,886		$64,484		$62,978	$4,260
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.68%	2.47%		2.52%		2.81%	2.59%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a	1.45	%(c)	1.40	%(d)	1.40%	1.40%
Operating expenses excluding reimbursement/waiver	1.52%	1.47%		1.40%		1.43%	1.78%
Portfolio turnover rate	281%	242%		202%		209%	309%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2014, the expense limitation agreement expired.
(d)	Effective May 1, 2013, the annual expense limitation rate changed from 1.40% to 1.45%.
(e)	Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

166

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Small Cap Fund - Investor Class
	Year Ended December 31, 2015(a)(e)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of period	$15.86	$17.39		$13.85	$11.57		$14.54
Income/(loss) from operations:
Net investment income(b)	0.10	0.10		0.07	0.08		0.09
Net realized and unrealized gain/(loss) on investments	1.82	(1.58)		3.80	2.43		(2.93)
Total from investment operations	1.92	(1.48)		3.87	2.51		(2.84)
Less distributions:
From investment income	(0.13)	(0.05)		(0.33)	(0.23)		(0.13)
Total distributions	(0.13)	(0.05)		(0.33)	(0.23)		(0.13)
Net increase/(decrease) in net asset value	1.79	(1.53)		3.54	2.28		(2.97)
Net asset value, end of period	$17.65	$15.86		$17.39	$13.85		$11.57
Total Return	12.10%	(8.51)%		27.95%	21.70%		(19.49)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$35,617	$26,760		$38,523	$37,843		$51,814
Ratios to average net assets:
Net Investment income including reimbursement/waiver	0.57%	0.57%		0.42%	0.66%		0.65%
Operating expenses including reimbursement/waiver	1.64%	1.65	%(c)	1.69%	1.70	%(d)	1.62%
Operating expenses excluding reimbursement/waiver	1.68%	1.67%		n/a	n/a		n/a
Portfolio turnover rate	70%	65%		86%	109%		79%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2014, the Advisor agreed to limit expenses at 1.64%.
(d)	Affiliated management fee waiver represents less than 0.005%.
(e)	Prior to May 1, 2016, the Salient International Small Cap Fund was known as the Forward International Small Companies Fund.

167

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient International Small Cap Fund - Institutional Class
	Year Ended December 31, 2015(a)(e)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of period	$15.83	$17.38		$13.84	$11.57		$14.55
Income/(loss) from operations:
Net investment income(b)	0.15	0.15		0.12	0.15		0.13
Net realized and unrealized gain/(loss) on investments	1.82	(1.58)		3.81	2.40		(2.92)
Total from investment operations	1.97	(1.43)		3.93	2.55		(2.79)
Less distributions:
From investment income	(0.18)	(0.12)		(0.39)	(0.28)		(0.19)
Total distributions	(0.18)	(0.12)		(0.39)	(0.28)		(0.19)
Net increase/(decrease) in net asset value	1.79	(1.55)		3.54	2.27		(2.98)
Net asset value, end of period	$17.62	$15.83		$17.38	$13.84		$11.57
Total Return	12.41%	(8.17)%		28.42%	22.03%		(19.18)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$150,690	$134,290		$166,601	$107,578		$280,888
Ratios to average net assets:
Net Investment income including reimbursement/waiver	0.87%	0.89%		0.78%	1.14%		0.94%
Operating expenses including reimbursement/waiver	1.29%	1.30	%(c)	1.34%	1.34	%(d)	1.27%
Operating expenses excluding reimbursement/waiver	1.33%	1.32%		n/a	n/a		n/a
Portfolio turnover rate	70%	65%		86%	109%		79%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2014, the Advisor agreed to limit expenses at 1.29%.
(d)	Affiliated management fee waiver represents less than 0.005%.
(e)	Prior to May 1, 2016, the Salient International Small Cap Fund was known as the Forward International Small Companies Fund.

168

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Investment Grade Fund - Investor Class
	Year Ended December 31, 2015(a)(f)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$11.14	$10.85		$11.70		$11.30	$10.80
Income/(loss) from operations:
Net investment income/(loss)(b)	0.12	0.14		(0.05	)(c)	0.17	0.38
Net realized and unrealized gain/(loss) on investments	(0.29)	0.32		(0.50)		0.53	0.52
Total from investment operations	(0.17)	0.46		(0.55)		0.70	0.90
Less distributions:
From investment income	(0.06)	(0.17)		(0.30)		(0.30)	(0.40)
Total distributions	(0.06)	(0.17)		(0.30)		(0.30)	(0.40)
Net increase/(decrease) in net asset value	(0.23)	0.29		(0.85)		0.40	0.50
Net asset value, end of period	$10.91	$11.14		$10.85	(d)	$11.70	$11.30
Total Return	(1.47)%	2.97%		(4.75	)%(d)	6.21%	8.55%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$837	$1,077		$1,298		$2,781	$3,082
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	1.04%	1.27%		(0.46)%		1.48%	3.41%
Operating expenses including reimbursement/waiver	1.08%	1.83	%(e)	n/a		n/a	n/a
Operating expenses excluding reimbursement/waiver	1.09%	1.99%		1.47%		1.23%	1.28%
Portfolio turnover rate	308%	314%		222%		149%	157%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.
(e)	Effective December 1, 2014, the Advisor agreed to limit expenses at 1.15%.
(f)	Prior to May 1, 2016, the Salient Investment Grade Fund was known as the Forward Investment Grade Fixed-Income Fund.

169

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Investment Grade Fund - Institutional Class
	Year Ended December 31, 2015(a)(e)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$11.18	$10.86		$11.70		$11.30	$10.80
Income/(loss) from operations:
Net investment income(b)	0.15	0.24		0.03		0.22	0.40
Net realized and unrealized gain/(loss) on investments	(0.23)	0.28		(0.51)		0.52	0.55
Total from investment operations	(0.08)	0.52		(0.48)		0.74	0.95
Less distributions:
From investment income	(0.19)	(0.20)		(0.36)		(0.34)	(0.45)
Total distributions	(0.19)	(0.20)		(0.36)		(0.34)	(0.45)
Net increase/(decrease) in net asset value	(0.27)	0.32		(0.84)		0.40	0.50
Net asset value, end of period	$10.91	$11.18		$10.86	(c)	$11.70	$11.30
Total Return	(0.76)%	3.51%		(4.19	)%(c)	6.64%	8.98%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$830	$1,288		$6,794		$9,563	$17,316
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.34%	2.13%		0.30%		1.86%	3.66%
Operating expenses including reimbursement/waiver	0.75%	1.33	%(d)	n/a		n/a	n/a
Operating expenses excluding reimbursement/waiver	1.12%	1.41%		1.06%		0.83%	0.88%
Portfolio turnover rate	308%	314%		222%		149%	157%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.
(d)	Effective December 1, 2014, the Advisor agreed to limit expenses at 0.75%.
(e)	Prior to May 1, 2016, the Salient Investment Grade Fund was known as the Forward Investment Grade Fixed-Income Fund.

170

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Real Estate Fund - Investor Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$17.45	$14.73	$14.97	$12.71	$12.33
Income/(loss) from operations:
Net investment income(b)	0.16	0.18	0.15	0.11	0.10
Net realized and unrealized gain/(loss) on investments	(0.06)	3.96	0.22	2.26	0.37
Total from investment operations	0.10	4.14	0.37	2.37	0.47
Less distributions:
From investment income	(0.15)	(0.18)	(0.11)	(0.11)	(0.09)
From capital gains	(3.18)	(1.24)	(0.50)	—	—
Total distributions	(3.33)	(1.42)	(0.61)	(0.11)	(0.09)
Net increase/(decrease) in net asset value	(3.23)	2.72	(0.24)	2.26	0.38
Net asset value, end of period	$14.22	$17.45	$14.73	$14.97	$12.71
Total Return	0.91%	28.30%	2.47%	18.69%	3.84%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$38,420	$73,060	$59,219	$25,602	$24,126
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	0.93%	1.10%	0.99%	0.78%	0.78%
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	1.65	%(c)
Operating expenses excluding reimbursement/waiver	1.70%	1.58%	1.63%	1.67%	1.68%
Portfolio turnover rate	88%	85%	58%	33%	36%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective July 1, 2011, the expense limitation agreement expired.
(d)	Prior to May 1, 2016, the Salient Real Estate Fund was known as the Forward Real Estate Fund.

171

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Real Estate Fund - Institutional Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$15.30	$13.06	$13.35	$11.34	$11.01
Income/(loss) from operations:
Net investment income(b)	0.19	0.21	0.18	0.17	0.14
Net realized and unrealized gain/(loss) on investments	(0.04)	3.51	0.20	2.01	0.33
Total from investment operations	0.15	3.72	0.38	2.18	0.47
Less distributions:
From investment income	(0.21)	(0.24)	(0.17)	(0.17)	(0.14)
From capital gains	(3.18)	(1.24)	(0.50)	—	—
Total distributions	(3.39)	(1.48)	(0.67)	(0.17)	(0.14)
Net increase/(decrease) in net asset value	(3.24)	2.24	(0.29)	2.01	0.33
Net asset value, end of period	$12.06	$15.30	$13.06	$13.35	$11.34
Total Return	1.39%	28.77%	2.81%	19.28%	4.25%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,954	$9,065	$9,625	$4,454	$764
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.27%	1.42%	1.30%	1.30%	1.23%
Operating expenses including reimbursement/waiver	n/a	n/a	n/a	n/a	1.25	%(c)
Operating expenses excluding reimbursement/waiver	1.35%	1.22%	1.28%	1.25%	1.28%
Portfolio turnover rate	88%	85%	58%	33%	36%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective July 1, 2011, the expense limitation agreement expired.
(d)	Prior to May 1, 2016, the Salient Real Estate Fund was known as the Forward Real Estate Fund.

172

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Income Fund - Investor Class
	Year Ended December 31, 2015(a)(g)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net asset value, beginning of period	$25.40	$23.50	$24.38	$22.01	$21.75
Income/(loss) from operations:
Net investment income(c)	0.72	0.75	1.01	1.18	0.38
Net realized and unrealized gain/(loss) on investments	(1.01)	3.12	0.05	2.95	0.33
Total from investment operations	(0.29)	3.87	1.06	4.13	0.71
Less distributions:
From investment income	(0.75)	(0.75)	(1.11)	(1.59)	(0.45)
From capital gains	(1.98)	(1.22)	(0.83)	—	—
From return of capital	(0.04)	—	—	(0.17)	—
Total distributions	(2.77)	(1.97)	(1.94)	(1.76)	(0.45)
Net increase/(decrease) in net asset value	(3.06)	1.90	(0.88)	2.37	0.26
Net asset value, end of period	$22.34	$25.40	$23.50	$24.38	$22.01
Total Return	(1.09)%	16.75%	4.33%	19.23%	3.28	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$76,217	$115,091	$98,756	$41,499	$283
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	3.26%	3.21%	4.20%	5.16%	10.11	%(e)
Operating expenses	1.62%	1.61%	1.60%	1.59%	1.67	%(e)
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	2.83%	2.99%	4.04%	4.92%	9.77	%(e)
Operating expenses	2.05%	1.83%	1.75%	1.83%	2.01	%(e)
Portfolio turnover rate	39%	32%	50%	53%	73	%(f)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Investor Class shares on October 26, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(g)	Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

173

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Income Fund - Institutional Class
	Year Ended December 31, 2015(a)(c)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$25.43	$23.53	$24.40	$22.00	$23.24
Income/(loss) from operations:
Net investment income(b)	0.81	0.85	1.01	1.04	1.45
Net realized and unrealized gain/(loss) on investments	(1.01)	3.11	0.14	3.18	(0.70)
Total from investment operations	(0.20)	3.96	1.15	4.22	0.75
Less distributions:
From investment income	(0.82)	(0.84)	(1.17)	(1.65)	(1.99)
From capital gains	(2.01)	(1.22)	(0.85)	—	—
From return of capital	(0.04)	—	—	(0.17)	—
Total distributions	(2.87)	(2.06)	(2.02)	(1.82)	(1.99)
Net increase/(decrease) in net asset value	(3.07)	1.90	(0.87)	2.40	(1.24)
Net asset value, end of period	$22.36	$25.43	$23.53	$24.40	$22.00
Total Return	(0.75)%	17.16%	4.71%	19.66%	3.31%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$334,705	$637,666	$494,495	$654,961	$362,894
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	3.62%	3.59%	4.18%	4.59%	6.64%
Operating expenses	1.27%	1.26%	1.22%	1.18%	1.19%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	3.19%	3.37%	4.02%	4.35%	6.31%
Operating expenses	1.70%	1.48%	1.37%	1.42%	1.52%
Portfolio turnover rate	39%	32%	50%	53%	73%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

174

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Opportunity Fund - Investor Class
	Year Ended December 31, 2015(a)(h)	Period Ended December 31, 2014(b)
Net asset value, beginning of period	$24.84	$28.86
Income/(loss) from operations:
Net investment income(c)	0.58	0.46
Net realized and unrealized loss on investments	(3.33)	(1.52	)(d)
Total from investment operations	(2.75)	(1.06)
Less distributions:
From investment income	(0.62)	(0.54)
From capital gains	—	(2.42)
From return of capital	(0.08)	—
Total distributions	(0.70)	(2.96)
Net decrease in net asset value	(3.45)	(4.02)
Net asset value, end of period	$21.39	$24.84
Total Return	(11.30)%	(3.65	)%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$770	$1,013
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	2.49%	2.06	%(f)
Operating expenses including reimbursement/waiver	1.58%	1.58	%(f)
Operating expenses excluding reimbursement/waiver	2.06%	2.02	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	2.36%	2.00	%(f)
Operating expenses including reimbursement/waiver	1.71%	1.64	%(f)
Operating expenses excluding reimbursement/waiver	2.19%	2.08	%(f)
Portfolio turnover rate	104%	181	%(g)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Investor Class shares on June 2, 2014.
(c)	Per share amounts are based upon average shares outstanding.
(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the period ended December 31, 2014.
(h)	Prior to May 1, 2016, the Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund.

175

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Select Opportunity Fund - Institutional Class
	Year Ended December 31, 2015(a)(f)	Year Ended December 31, 2014	Period Ended December 31, 2013(b)
Net asset value, beginning of period	$24.83	$26.06	$25.00
Income/(loss) from operations:
Net investment income(c)	0.66	0.53	0.13
Net realized and unrealized gain/(loss) on investments	(3.33)	1.40	1.16
Total from investment operations	(2.67)	1.93	1.29
Less distributions:
From investment income	(0.70)	(0.74)	(0.11)
From capital gains	—	(2.42)	(0.12)
From return of capital	(0.08)	—	—
Total distributions	(0.78)	(3.16)	(0.23)
Net increase/(decrease) in net asset value	(3.45)	(1.23)	1.06
Net asset value, end of period	$21.38	$24.83	$26.06
Total Return	(11.01)%	7.43%	5.19	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,960	$6,046	$9,749
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	2.83%	1.96%	1.26	%(e)
Operating expenses including reimbursement/waiver	1.23%	1.23%	1.23	%(e)
Operating expenses excluding reimbursement/waiver	1.71%	1.59%	2.29	%(e)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	2.70%	1.90%	n/a
Operating expenses including reimbursement/waiver	1.36%	1.29%	n/a
Operating expenses excluding reimbursement/waiver	1.84%	1.65%	n/a
Portfolio turnover rate	104%	181%	46	%(d)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Forward Select Opportunity Fund commenced operations on August 1, 2013. Prior to December 23, 2013, the Forward Select Opportunity Fund was known as the Forward Select Income Opportunity Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Prior to May 1, 2016, the Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund.

176

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Growth Fund - Investor Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$25.55	$26.17	$25.06	$24.73	$26.26
Income/(loss) from operations:
Net investment loss(b)	(0.18)	(0.30)	(0.40)	(0.39)	(0.38)
Net realized and unrealized gain/(loss) on investments	(0.30)	0.81	4.20	1.57	(1.02)
Total from investment operations	(0.48)	0.51	3.80	1.18	(1.40)
Less distributions:
From capital gains	(0.13)	(1.13)	(2.69)	(0.85)	(0.13)
Total distributions	(0.13)	(1.13)	(2.69)	(0.85)	(0.13)
Net increase/(decrease) in net asset value	(0.61)	(0.62)	1.11	0.33	(1.53)
Net asset value, end of period	$24.94	$25.55	$26.17	$25.06	$24.73
Total Return	(1.89)%	1.98%	15.31%	4.81%	(5.36)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$117,790	$138,946	$164,319	$187,066	$251,617
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.72)%	(1.17)%	(1.48)%	(1.49)%	(1.44)%
Operating expenses including reimbursement/waiver	1.76%	1.74%	1.74%	1.72%	1.80	%(c)
Operating expenses excluding reimbursement/waiver	1.76%	1.74%	1.74%	1.72%	1.80%
Portfolio turnover rate	349%	607%	1,797%	574%	387%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2011, the expense limitation agreement expired.
(d)	Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

177

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Growth Fund - Institutional Class
	Year Ended December 31, 2015(a)(d)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$26.04	$26.56	$25.34	$24.91	$26.37
Income/(loss) from operations:
Net investment loss(b)	(0.10)	(0.22)	(0.31)	(0.30)	(0.30)
Net realized and unrealized gain/(loss) on investments	(0.30)	0.83	4.26	1.58	(1.03)
Total from investment operations	(0.40)	0.61	3.95	1.28	(1.33)
Less distributions:
From capital gains	(0.13)	(1.13)	(2.73)	(0.85)	(0.13)
Total distributions	(0.13)	(1.13)	(2.73)	(0.85)	(0.13)
Net increase/(decrease) in net asset value	(0.53)	(0.52)	1.22	0.43	(1.46)
Net asset value, end of period	$25.51	$26.04	$26.56	$25.34	$24.91
Total Return	(1.54)%	2.33%	15.74%	5.14%	(5.04)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$32,330	$53,957	$62,760	$61,602	$70,110
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.40)%	(0.82)%	(1.13)%	(1.14)%	(1.14)%
Operating expenses including reimbursement/waiver	1.41%	1.39%	1.39%	1.38%	1.45	%(c)
Operating expenses excluding reimbursement/waiver	1.41%	1.39%	1.39%	1.38%	1.45%
Portfolio turnover rate	349%	607%	1,797%	574%	387%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2011, the expense limitation agreement expired.
(d)	Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

178

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Muni Strategy Fund - Investor Class
	Year Ended December 31, 2015(a)(e)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(b)
Net asset value, beginning of period	$7.50	$7.07	$8.93		$8.09	$7.96
Income/(loss) from operations:
Net investment income(c)	0.20	0.18	0.30		0.24	0.32
Net realized and unrealized gain/(loss) on investments	0.12	0.45	(1.56)		0.88	0.14
Total from investment operations	0.32	0.63	(1.26)		1.12	0.46
Less distributions:
From investment income	(0.20)	(0.20)	(0.41)		(0.22)	(0.31)
From capital gains	—	—	(0.19)		(0.06)	(0.02)
Total distributions	(0.20)	(0.20)	(0.60)		(0.28)	(0.33)
Net increase/(decrease) in net asset value	0.12	0.43	(1.86)		0.84	0.13
Net asset value, end of period	$7.62	$7.50	$7.07		$8.93	$8.09
Total Return	4.39%	8.97%	(14.42)%		13.96%	5.83%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$67,046	$58,907	$55,719		$338,662	$156,238
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.63%	2.50%	4.05%		3.24%	6.13%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.76%	1.79%	1.97	%(d)	1.99%	1.99%
Operating expenses excluding reimbursement/waiver	1.76%	1.80%	2.08%		2.08%	2.14%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.63%	2.50%	3.45%		2.78%	3.95%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.76%	1.79%	2.57	%(d)	2.46%	4.17%
Operating expenses excluding reimbursement/waiver	1.76%	1.80%	2.68%		2.55%	4.32%
Portfolio turnover rate	160%	168%	125%		63%	133%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Effective October 1, 2013, the annual expense limitation rate changed from 1.99% to 1.79%.
(e)	Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

179

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Muni strategy Fund - Institutional Class
	Year Ended December 31, 2015(a)(e)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(b)
Net asset value, beginning of period	$7.44	$7.01	$8.88		$8.04	$7.91
Income/(loss) from operations:
Net investment income(c)	0.22	0.22	0.32		0.27	0.34
Net realized and unrealized gain/(loss) on investments	0.13	0.44	(1.56)		0.88	0.15
Total from investment operations	0.35	0.66	(1.24)		1.15	0.49
Less distributions:
From investment income	(0.23)	(0.23)	(0.44)		(0.25)	(0.34)
From capital gains	—	—	(0.19)		(0.06)	(0.02)
Total distributions	(0.23)	(0.23)	(0.63)		(0.31)	(0.36)
Net increase/(decrease) in net asset value	0.12	0.43	(1.87)		0.84	0.13
Net asset value, end of period	$7.56	$7.44	$7.01		$8.88	$8.04
Total Return	4.80%	9.47%	(14.20)%		14.43%	6.23%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$23,653	$19,366	$43,298		$214,229	$38,790
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.97%	2.97%	4.41%		3.51%	6.39%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.41%	1.44%	1.61	%(d)	1.64%	1.64%
Operating expenses excluding reimbursement/waiver	1.41%	1.50%	1.74%		1.74%	1.79%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.97%	2.97%	3.81%		3.05%	4.21%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.41%	1.44%	2.21	%(d)	2.11%	3.82%
Operating expenses excluding reimbursement/waiver	1.41%	1.50%	2.34%		2.21%	3.97%
Portfolio turnover rate	160%	168%	125%		63%	133%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Effective October 1, 2013, the annual expense limitation rate changed from 1.64% to 1.44%.
(e)	Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

180

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Real Estate Fund - Investor Class
	Year Ended December 31, 2015(a)(g)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net asset value, beginning of period	$33.53	$27.29	$27.05	$22.48	$24.62
Income/(loss) from operations:
Net investment income(c)	0.38	0.36	0.24	0.32	0.31
Net realized and unrealized gain/(loss) on investments	(0.97)	6.19	0.40	4.82	(2.06)
Total from investment operations	(0.59)	6.55	0.64	5.14	(1.75)
Less distributions:
From investment income	(0.39)	(0.31)	(0.40)	(0.57)	(0.39)
Total distributions	(0.39)	(0.31)	(0.40)	(0.57)	(0.39)
Net increase/(decrease) in net asset value	(0.98)	6.24	0.24	4.57	(2.14)
Net asset value, end of period	$32.55	$33.53	$27.29	$27.05	$22.48
Total Return	(1.71)%	24.01%	2.37%	22.98%	(7.09	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,139	$2,172	$736	$1,894	$92
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	1.66%	1.83%	1.47%	1.91%	2.51	%(e)
Operating expenses	1.80%	1.82%	1.79%	1.73%	1.98	%(e)
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	1.14%	1.15%	0.83%	1.24%	2.08	%(e)
Operating expenses	2.32%	2.50%	2.44%	2.40%	2.42	%(e)
Portfolio turnover rate	77%	45%	63%	53%	78	%(f)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Investor Class shares on May 2, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.
(g)	Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

181

Financial Highlights

For a share outstanding throughout the periods presented.

	Salient Tactical Real Estate Fund - Institutional Class
	Year Ended December 31, 2015(a)(d )	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(b)
Net asset value, beginning of period	$34.55	$28.12	$27.87	$23.10	$23.42
Income/(loss) from operations:
Net investment income(c)	0.66	0.40	0.38	0.31	0.52
Net realized and unrealized gain/(loss) on investments	(1.15)	6.45	0.39	5.10	(0.27)
Total from investment operations	(0.49)	6.85	0.77	5.41	0.25
Less distributions:
From investment income	(0.50)	(0.42)	(0.52)	(0.64)	(0.57)
Total distributions	(0.50)	(0.42)	(0.52)	(0.64)	(0.57)
Net increase/(decrease) in net asset value	(0.99)	6.43	0.25	4.77	(0.32)
Net asset value, end of period	$33.56	$34.55	$28.12	$27.87	$23.10
Total Return	(1.39)%	24.44%	2.73%	23.54%	1.10%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$22,717	$14,217	$14,926	$13,598	$8,692
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	2.44%	1.95%	1.93%	1.85%	2.71%
Operating expenses	1.45%	1.46%	1.42%	1.37%	1.46%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	1.92%	1.27%	1.29%	1.18%	2.27%
Operating expenses	1.97%	2.14%	2.07%	2.03%	1.90%
Portfolio turnover rate	77%	45%	63%	53%	78%

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

182

Financial Highlights

For a share outstanding throughout the period presented.

Salient US Dividend Signal Fund - Investor Class
Year Ended December 31, 2015(a)(c)
Net asset value, beginning of period	$26.56
Income/(loss) from operations:
Net investment income(b)	1.36
Net realized and unrealized loss on investments	(2.57)
Total from investment operations	(1.21)
Less distributions:
From investment income	(1.35)
From return of capital	(0.12)
Total distributions	(1.47)
Net decrease in net asset value	(2.68)
Net asset value, end of period	$23.88
Total Return	(4.82)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$764
Ratios to average net assets:
Net investment income including reimbursement/waiver	5.30%
Operating expenses including reimbursement/waiver	1.34%
Operating expenses excluding reimbursement/waiver	2.28%
Portfolio turnover rate	653%

(a)	The Fund began offering Investor Class shares on January 2, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Prior to May 1, 2016, the Salient US Dividend Signal Fund was known as the Forward Dynamic Income Fund.

183

Financial Highlights

For a share outstanding throughout the period presented.

	Salient US Dividend Signal Fund - Institutional Class
	Year Ended December 31, 2015(a)(g)	Year Ended December 31, 2014		Period Ended December 31, 2013(b)
Net asset value, beginning of period	$26.56	$24.93		$25.00
Income/(loss) from operations:
Net investment income(c)	1.63	2.45		0.77
Net realized and unrealized gain/(loss) on investments	(2.75)	1.57		0.03
Total from investment operations	(1.12)	4.02		0.80
Less distributions:
From investment income	(1.41)	(2.15)		(0.82)
From capital gains	—	(0.24)		(0.01)
From return of capital	(0.13)	—		(0.04)
Total distributions	(1.54)	(2.39)		(0.87)
Net increase/(decrease) in net asset value	(2.66)	1.63		(0.07)
Net asset value, end of period	$23.90	$26.56		$24.93
Total Return	(4.45)%	16.75%		3.25	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,730	$30,165		$2,987
Ratios to average net assets:
Net investment income including reimbursement/waiver	6.26%	9.40%		7.43	%(e)
Operating expenses including reimbursement/waiver	0.99%	1.20	%(f)	1.29	%(e)
Operating expenses excluding reimbursement/waiver	1.38%	1.96%		5.67	%(e)
Portfolio turnover rate	653%	739%		755	%(d)

(a)	The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The Fund began offering Institutional Class shares on August 1, 2013.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized
(f)	Effective December 1, 2014, the annual expense limitation rate changed from 1.29% to 0.99%.
(g)	Prior to May 1, 2016, the Salient US Dividend Signal Fund was known as the Forward Dynamic Income Fund.

184

Privacy Policy

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

185

Appendix—Description of Market Indices

Adaptive Balanced Blended Index: The Adaptive Balanced Blended Index consists of 60% MSCI World Index/40% Barclays Global Aggregate Bond Index. The Adaptive Balanced Blended Index is a hypothetical index constructed by Salient Management.

Adaptive Income Blended Index: The Adaptive Income Blended Index consists of 85% Barclays Global Aggregate Bond Index and 15% MSCI ACWI. The Adaptive Income Blended Index is a hypothetical index constructed by Salient Management.

Barclays 1-5 Year U.S. Government/Credit Bond Index: The Barclays 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

Barclays Global Aggregate Bond Index: The Barclays Global Aggregate Bond Index represents a broad-based measure of the global investment-grade fixed income markets, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Global Aggregate GDP Weighted Index: The Barclays Global Aggregate GDP Weighted Index represents a gross domestic product weighted index of global government, government-related, corporate and securitized fixed-income investments.

Barclays U.S. Aggregate Index: The Barclays U.S. Aggregate Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, Fixed-rate taxable bond market.

Barclays U.S. Corporate High-Yield Bond Index: The Barclays U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays U.S. Government/Credit Bond Index: The Barclays U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.

Barclays U.S. Intermediate Corporate Index: The Barclays U.S. Intermediate Corporate Index covers the USD-denominated, investment grade, fixed-rate, taxable corporate bond market. The index includes debt from U.S. and non-U.S. industrial, utility and financial institution issuers with duration of 1-10 years.

Barclays U.S. Municipal Bond Index: The Barclays U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

BofA Merrill Lynch Preferred Index: The BofA Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Credit Suisse Emerging Market Corporate Bond Index: The Credit Suisse Emerging Market Corporate Bond Index consists of U.S. dollar-denominated fixed income issues from Latin America, Eastern Europe and Asia.

Credit Suisse MOVERS Index: The Credit Suisse Momentum and Volatility Enhanced Return Strategy Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. Currently, 24 single commodity sub-indices meet the eligibility requirements for the S&P GSCI. A list of these commodity sub-indices organized by subsector is presented below.

Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
Crude Oil	Aluminum	Gold	Wheat	Live Cattle
Brent Crude Oil	Copper	Silver	Red Wheat	Feeder Cattle
RBOB Gas	Lead		Corn	Lean Hogs
Heating Oil	Nickel		Soybeans
Gas Oil	Zinc		Cotton
Natural Gas			Sugar
Coffee
Cocoa

FTSE EPRA/NAREIT Developed ex-US Index: The FTSE EPRA/NAREIT Developed ex-US Index is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies.

FTSE NAREIT Composite Index: The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks.

186

Appendix—Description of Market Indices

FTSE NAREIT Equity REITs Index: The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market.

MSCI ACWI GDP Weighted Index: The MSCI ACWI (All Country World Index) GDP Weighted Index is a free float-adjusted market capitalization index that is designed to measure gross domestic product performance in global developed and emerging markets, including the United States.

MSCI All Country World Index: The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

MSCI ACWI ex-USA: The MSCI ACWI (All Country World Index) ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

MSCI EAFE Small Cap Index: The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

MSCI USA IMI High Dividend Yield Index: The MSCI USA IMI High Dividend Yield Index is a free float-adjusted market capitalization index that it designed to measure the performance of equities (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent in the U.S. market.

MSCI World Index: The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed markets.

Russell 3000 Index: The Russell 3000 Index measures the performance of approximately 98% of the investable U.S. equity market.

Russell U.S. Large Cap High Dividend Yield Index: The Russell U.S. Large Cap High Dividend Yield Index selects securities from the Russell 1000 Index exhibiting high dividend yields and quality characteristics such as dividend growth, earning stability and sustained profitability.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P Global Infrastructure Index: The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy.

S&P GSCI Commodity Index: The S&P GSCI Commodity Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

US Dividend Signal Blended Index: Prior to June 12, 2015, the US Dividend Signal Blended Index consisted of 70% Barclays U.S. Intermediate Corporate Index and 30% Russell U.S. Large Cap High Dividend Yield Index. Effective June 12, 2015, the US Dividend Signal Blended Index consists of 70% Barclays U.S. Intermediate Corporate Index and 30% MSCI USA IMI High Dividend Yield Index. The Dividend Signal Blended Index is a hypothetical index constructed by Salient Management.

187

Investment Advisor

Forward Management, LLC d/b/a Salient Sub-Advisors

Broadmark Asset Management, LLC

Salient Tactical Growth Fund

Pacific Investment Management Company
LLC

Salient Tactical Muni Strategy Fund

Pictet Asset Management Limited

Salient International Small Cap Fund

Administrator ALPS Fund Services, Inc. Distributor Forward Securities, LLC Counsel K&L Gates LLP	Independent Registered Public Accounting Firm KPMG LLP Custodian Citibank, N.A. Transfer Agent ALPS Fund Services, Inc.

Salient FF Funds

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Adaptive US Equity Fund

Salient Commodity Long/Short Strategy Fund

Salient EM Corporate Debt Fund

Salient EM Dividend Signal Fund

Salient EM Infrastructure Fund

Salient Frontier Strategy Fund

Salient High Yield Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Investment Grade Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni Strategy Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Adaptive US Equity Fund

Salient Commodity Long/Short Strategy Fund

Salient EM Corporate Debt Fund

Salient EM Dividend Signal Fund

Salient EM Infrastructure Fund

Salient Frontier Strategy Fund

Salient High Yield Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Investment Grade Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni Strategy Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports, when available, list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1.	Call or write, and copies will be sent to you free of charge: Salient Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.salientpartners.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3.	Go to the EDGAR database on the SEC’s website at www.sec.gov and download a free text-only copy.

4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722